Registration Nos.: 2-15184
                                                                         811-881

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            |  X  |

Pre-Effective Amendment No.                                        |     |

Post-Effective Amendment No. 97                                    |  X  |

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |  X  |

Amendment No. 38                                                   |  X  |

                               COLONIAL TRUST III
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02lll
                    (Address of Principal Executive Offices)

                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address
of Agent for Service                           Copy to
--------------------                           -------------------
Arthur O. Stern, Esq.                          John M. Loder, Esq.
Colonial Management                            Ropes & Gray
 Associates, Inc.                              One International Place
One Financial Center                           Boston, Massachusetts 02110-2624
Boston, Massachusetts  02111

It is proposed that the filing will become effective (check appropriate box):

[       ]  immediately upon filing pursuant to paragraph (b)

[   X   ]  on February 28, 1997 pursuant to paragraph (b)

[       ]  60 days after filing pursuant to paragraph (a)(1)

[       ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[       ]  75 days after filing pursuant to paragraph (a)(2)

[       ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[       ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        STATEMENT PURSUANT TO RULE 24F-2

The Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 and on December 23, 1996, the Registrant filed the Rule 24f-2 Notice for the Registrant's most recent fiscal year ended October 31, 1996.

                          MASTER/FEEDER REPRESENTATION

This Registration Statement includes the Prospectus and Statement of Additional Information for the Colonial Global Utilities Fund, which uses a master fund/feeder fund structure. In accordance with SEC requirements, the master fund has executed this Registration Statement.

                               COLONIAL TRUST III
                               ------------------

         Cross Reference Sheet (Colonial International Fund for Growth)
         --------------------------------------------------------------


Item Number of Form N-1A                               Prospectus Location or Caption
------------------------                               ------------------------------

Part A
------

1.                                                     Cover Page

2.                                                     Summary of Expenses

3.                                                     The Fund's Financial History

4.                                                     Organization and History; The Fund's Investment Objective;
                                                       How the Fund Pursues its Objective and Certain Risk Factors

5.                                                     Cover Page; How the Fund is Managed; Organization and
                                                       History; Back Cover

6.                                                     Organization and History; Distributions and Taxes; How to
                                                       Buy Shares

7.                                                     Summary of Expenses; How to Buy Shares; How the Fund
                                                       Values its Shares; Cover Page; 12b-1 Plans; Back Cover

8.                                                     Summary of Expenses; How to Sell Shares; How to Exchange
                                                       Shares; Telephone Transactions

9.                                                     Not Applicable



February 28, 1997


COLONIAL INTERNATIONAL
FUND FOR GROWTH

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial International Fund for Growth (Fund), a non-diversified portfolio of Colonial Trust III (Trust), an open-end management investment company, seeks long-term growth by investing primarily in non U.S. equities.

The Fund is managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference.


More detailed information about the Fund is in the February 28, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered a part of) this Prospectus.


The Fund offers three classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class D shares are offered at net asset value plus a small initial sales charge and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Contents                                                     Page
Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues its Objective and Certain Risk
Factors
How the Fund Measures its Performance
How the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History



      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES


Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.


Shareholder Transaction Expenses (1)(2)

                                                                                        Class A       Class B      Class D
Maximum Sales Charge (as a % of offering price)(3)                                        5.75%       5.00%(5)      1.99%(5)
Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering
   price)(3)                                                                              5.75%       0.00%(5)      1.00%(5)
Maximum Contingent Deferred Sales Charge (as a % of offering                              1.00%(4)    5.00%         0.99%
   price)(3)


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)     Does not apply to reinvested distributions.

(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."

(5) Because of the 0.75% distribution fee applicable to Class B and Class D shares, long-term Class B and Class D shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.


Annual Operating Expenses
(as a % of average net assets)



                                                                 Class A            Class B         Class D
Management fee (after expense waiver or reimbursement)              0.86%            0.86%           0.86%
12b-1 fees                                                          0.25             1.00            1.00
Other expenses                                                      0.64             0.64            0.64
                                                                    ----             ----            ----
Total operating expenses (after expense waiver or                   1.75%            2.50%           2.50%
reimbursement)                                                      ====             ====            ====


Total operating expenses, excluding brokerage, interest, taxes, 12b-1 fees and extraordinary expenses, are, until further notice, voluntarily limited by the Adviser to 1.50%. Absent such fee limitation, the "Management fee" would have been 0.90% for each class of shares and "Total operating expenses" would have been 1.79% for Class A shares and 2.54% for each of Class B and Class D shares, respectively.


Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return, and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

                   Class A              Class B                        Class D
Period:                          (6)            (7)               (6)             (7)
1 year              $ 74         $ 75           $ 25              $ 45           $ 35
3 years             $109         $108           $ 78              $ 87           $ 87(9)
5 years             $147         $153           $133              $142           $142
10 years            $252         $265(8)        $265(8)           $291           $291

Without voluntary fee reductions, amounts in the Example would be as follows:

                 Class A                Class B                        Class D
Period:                          (6)            (7)               (6)             (7)
1 year            $ 75           $ 76           $ 26              $ 45           $ 35
3 years           $110           $109           $ 79              $ 88           $ 88(9)
5 years           $149           $155           $135              $143           $143
10 years          $255           $269(8)        $269(8)           $294           $294


(6)    Assumes redemption at period end.
(7)    Assumes no redemption.

(8) Class B shares automatically convert to Class A shares after approximately 8 years, therefore, years 9 and 10 reflect Class A share expenses.


(9) Class D shares do not incur a contingent deferred sales charge on redemptions made after one year.

THE FUND'S FINANCIAL HISTORY (b)


The following is derived from the financial highlights for a share outstanding throughout each period which have been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1996 Annual Report and is incorporated by reference into the Statement of Additional Information. The following data reflects, in part, performance of the Fund while its portfolio was being managed by a former sub-adviser whose services were terminated on December 31, 1995.

                                                                                    Year ended
                                                                                    October 31
                                              -------------------------------------------------------------------------------------
                                                                1996                                      1995
                                              -------------------------------------------------------------------------------------
                                              Class A         Class B       Class D        Class A       Class B       Class D
                                              -------         -------       -------        -------       -------       -------
Net asset value - Beginning of period           $9.760         $9.620        $9.670        $10.370       $10.300       $10.350
                                                ------         ------        ------        -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   0.044 (a)     (0.032) (a)   (0.032) (a)     0.019        (0.052)       (0.052)
  Net realized and unrealized
     gain (loss)                                 0.456          0.452         0.452         (0.629)       (0.628)       (0.628)
                                                ------         ------        ------        -------       -------       -------
    Total from investment operations             0.500          0.420         0.420         (0.610)       (0.680)       (0.680)
                                                ------         ------        ------        -------       -------       -------
Net asset value - End of period                $10.260        $10.040       $10.090         $9.760        $9.620        $9.670
                                               =======        =======       =======        =======       =======        ======
Total return(e)                                   5.12%(f)       4.37% (f)     4.34% (f)     (5.88)%       (6.60)%       (6.57)%
                                                ------         ------        ------        -------       -------       -------
RATIOS TO AVERAGE NET ASSETS
    Expenses                                      1.75%(i)       2.50% (i)    2.50%  (i)      1.74% (i)     2.49% (i)     2.49% (i)
    Net investment income (loss)                  0.43%(i)      (0.32)%(i)   (0.32)% (i)      0.20% (i)    (0.55)%(i)    (0.55)%(i)
Fees waived or borne by the Adviser               0.04%          0.04%        0.04%             --            --            --
Portfolio turnover                                 129%           129%         129%             35%           35%           35%
Average commission rate(j)                      $0.0011       $0.0011      $0.0011              --            --            --
Net assets at end of period (000)               $32,912       $62,578         $957         $43,354       $76,376          $684
(a) Net of fees and expenses waived or borne
       by the Adviser which amounted to          $0.002        $0.002       $0.002              --            --            --

                                                                                  Period ended
                                                                                   October 31
                                                              ---------------------------------------------------
                                                                                    1994(c)
                                                              ---------------------------------------------------
                                                                Class A            Class B            Class D(d)
                                                              ----------          ---------          ------------
Net asset value - Beginning of period                           $10.000            $10.000            $10.060
                                                               --------           --------            -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    0.013             (0.058)            (0.037)
  Net realized and unrealized
     gain (loss)                                                  0.357              0.358              0.327
                                                               --------              -----            -------
    Total from investment operations                              0.370              0.300              0.290
                                                               --------              -----            -------
Net asset value - End of period                                 $10.370            $10.300            $10.350
                                                               ========           ========            =======
Total return(e)                                                    3.70%(g)          3.00%(g)            2.88%(g)
                                                               --------           --------            -------
RATIOS TO AVERAGE NET ASSETS
    Expenses                                                       1.71%(h)          2.46%(h)            2.46%(h)
    Net investment income (loss)                                   0.14%(h)         (0.61)%(h)          (0.61)%(h)
Fees waived or borne by the Adviser                                  --                --             -------
Portfolio turnover                                                   51%(h)            51%(h)              51%(h)
Average commission rate(j)                                           --                --             -------
Net assets at end of period (000)                               $62,251          $103,450                $570
(a) Net of fees and expenses waived or borne
       by the Adviser which amounted to                              --                --                  --

---------------------------------

(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment operations on December 1, 1993.
(d) Class D shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.
(e) Total return at net asset value assuming no initial or contingent deferred sales charge.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) Annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(j) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Further performance information is contained in the Fund's Annual Report to shareholders, which may be obtained without charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term growth by investing primarily in non U.S. equities.



HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS



The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies located in at least three countries other than the U.S. Normally at least 65% of the Fund's assets will be invested in equity securities of non-U.S. issuers. The Fund also may invest up to 35% of its assets in high quality foreign government debt securities.


The Fund is non-diversified and may invest more than 5% of its total assets in the securities of a single issuer, increasing the risk of loss compared to a diversified fund.


Equity Securities Generally. Equity securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock and sponsored and unsponsored American Depository Receipts. Equity securities also include shares issued by closed-end investment companies that invest primarily in the foregoing securities.


Debt Securities Generally. The Fund may invest in foreign government debt securities of any maturity that pay fixed, floating or adjustable interest rates. The values of debt securities generally fluctuate inversely with changes in interest rates in the countries where the securities are issued.


Foreign Investments. Investments in foreign securities (both debt and equity) and sponsored and unsponsored American Depository Receipts have special risks related to political, economic, and legal conditions outside of the U.S. As a result, the prices of foreign securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.


Emerging Markets. The Fund's investments will consist of securities issued by companies located in countries whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the conditions regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, highly limited numbers of potential buyers for such securities, heightened volatility of security prices, restrictions on repatriation of capital invested abroad and delays and disruptions in securities settlement procedures. Normally, no more than 40% of the Fund's assets will be invested in such securities.


Small Companies. The Fund may invest in smaller, less well established companies which may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange listed securities of larger companies.


Other Investment Companies. Up to 10% of the Fund's total assets may be invested in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.


Foreign Currency Transactions. In connection with its investments in foreign securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.


Index Futures. The Fund may purchase and sell foreign stock index futures contracts. Such transactions will be entered into to gain exposure to a particular market pending investment in individual securities, but not to hedge against market declines. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. Transactions in futures may not precisely achieve the goal of gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. The Fund will not make additional investments in index futures at times when net Fund obligations under index futures exceed 5% of the Fund's net assets.


Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, treasury bills, short-term debt instruments, U.S. government securities and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. No more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.


Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.













Other. The Fund may trade portfolio securities for short-term profits to take advantage of price differentials. These trades will be limited by certain Internal Revenue Code requirements. High portfolio turnover may result in higher transaction costs and higher levels of realized capital gains. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund will notify investors in connection with any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in investment objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.



HOW THE FUND MEASURES ITS PERFORMANCE


Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares and the maximum initial sales charge of 1.00% on Class D shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class D shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges.


Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent twelve months' distributions by the maximum offering price of that Class at the end of the month. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information.

All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


Colonial Investment Services, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.86% of the Fund's average net assets in fiscal year 1996. The fee is higher than that of most mutual funds.


Bruno Bertocci and David Harris, each of whom is jointly employed by the Adviser and Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of the Adviser, have co-managed the Fund since January 1, 1996. Prior to joining Stein Roe in May, 1995, each of Messrs. Bertocci and Harris was employed by Rockefeller & Co., Inc. -- Mr. Bertocci as Managing Director and Mr. Harris as Portfolio Manager.


The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.


The Adviser utilizes the trading facilities of Stein Roe to place all orders for the purchase and sale of portfolio securities, futures contracts and foreign currencies. In selecting broker-dealers, the Adviser may direct Stein Roe to consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may direct Stein Roe to cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may direct Stein Roe to consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.


HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares are valued as of the close of the New York Stock Exchange (Exchange)(normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income semi-annually and any net realized gain at least annually.


Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information. Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES


Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.


The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program or a Colonial retirement account is $25. Certificates will not be issued for Class B or Class D shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                  Initial Sales Charge
                            ---------------------------------
                                                   Retained
                                                      by
                                                  Financial
                                                   Service
                                  as % of            Firm
                            ---------------------  as % of
                            Amount     Offering    Offering
 Amount Purchased           Invested   Price        Price

 Less than $50,000            6.10%      5.75%      5.00%
 $50,000 to less than
     $100,000                 4.71%      4.50%      3.75%
 $100,000 to less than
     $250,000                 3.63%      3.50%      2.75%
 $250,000 to less than
    $500,000                  2.56%      2.50%      2.00%
 $500,000 to less than
    $1,000,000                2.04%      2.00%      1.75%
 $1,000,000 or
     more                     0.00%      0.00%      0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased               Commission
First $3,000,000                  1.00%
Next $2,000,000                   0.50%
Over $5,000,000                   0.25% (1)

(1)    Paid over 12 months but only to the extent the shares remain outstanding.


Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.


Class B Shares. Class B shares are offered at net asset value, without an initial sales charge and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


                                 Contingent
          Years                  Deferred
      After Purchase           Sales Charge
           0-1                     5.00%
           1-2                     4.00%
           2-3                     3.00%
           3-4                     3.00%
           4-5                     2.00%
           5-6                     1.00%
       More than 6                 0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays the financial service firm a commission of 4.00% on Class B share purchases.


Class D Shares. Class D shares are offered at net asset value plus a 1.00% initial sales charge and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge (0.99% of the offering price) on redemptions made within one year from the first day of the month after purchase.


The Distributor pays financial service firms an initial commission of 1.85% on purchases of Class D shares and an ongoing commission of 0.65% annually. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. In addition, the ongoing commission is payable only for periods after the shares purchased have been outstanding for one year. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charge, if any) in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions.) See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class D shares. Purchases of $250,000 or more must be for Class A or Class D shares. Purchases of $500,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes. The Distributor may pay additional compensation to financial service firms who have made or may make significant sales. See the Statement of Additional Information for more information.


Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced, or without , initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."


Shareholder Services and Account Fees. A variety of shareholder services are available. For information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request. In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.


HOW TO SELL SHARES


Shares of the Fund may be sold on any day the Exchange is open either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).


Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611


Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent, and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.


HOW TO EXCHANGE SHARES


Exchanges at net asset value may be made among shares of the same class of most Colonial funds. Not all Colonial Funds offer Class D shares. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.


Class D Shares. Exchanges of Class D shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed.


TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or their financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify, or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS


Under 12b-1 Plans, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares. The Fund also pays the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class D shares. Because the Class B and Class D shares bear the additional distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class D shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. The Fund represents the entire interest in a separate portfolio of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA  02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108-2621

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA  02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA  02110-2624



Your financial service firm is:











Printed in U.S.A.





February 28, 1997



COLONIAL INTERNATIONAL
FUND FOR GROWTH


PROSPECTUS


Colonial International Fund for Growth seeks long-term growth by investing primarily in non U.S. equities.


For more detailed information about the Fund, call 1-800-426-3750 for the February 28, 1997 Statement of Additional Information.





      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

                    [COLONIAL FLAG LOGO]

                    Colonial Mutual Funds
_________________________________________________________________
Please send your completed application to:

                        Colonial Investors Service Center, Inc.
                        P.O. Box 1722
                        Boston, Massachusetts 02105-1722

New Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account Ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint Tenant: Print all names, the Social Security # for the first person, and his/her U.S. citizen status.

__Uniform Gift to Minors: Names of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen? ___Yes    ___No

______________________________________
If no, country of permanent residence


______________________________________
Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Colonial Fund(s) You Are Purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or D shares. If no distribution option is selected, distributions will be reinvested in additional Fund shares. Please consult your financial adviser to determine which class of shares best suits your needs.

Fund                    Fund                    Fund

________________        ___________________     _____________________

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (Adjustable Rate
                                                    U.S. Government Fund only)

___ D Shares (less than $500,000, available on certain funds; see prospectus)


Method of Payment

Choose one

___Check payable to the Fund

___Bank wired on   ____/____/____
(Date) Wire/Trade confirmation #__________________

Ways to Receive Your Distributions

Choose one

___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside

___Direct Deposit via Colonial Cash Connection Complete Bank Information in section 4B. I understand that my bank must be a member of the Automated Clearing House (ACH).

Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


3---Your Signature & Taxpayer I.D. Number Certification----

Each person signing on behalf of an entity represents that his/her actions are authorized.

I have received and read each appropriate Fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. It is agreed that the Fund, all Colonial Companies and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out Item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholdings.
X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to Withdraw from Your Fund-------

It may take up to 30 days to activate the following features. Complete only the section(s) that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. Your redemption checks can be sent to you at the address of record for your account, to your bank account, or to another person you choose. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month or the following business day. If you receive your SWP payment via electronic funds transfer (EFT), you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or Class D shares. Please consult your financial or tax adviser before electing this option.

Funds for Withdrawal:

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day, if indicating EFT,month).

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day,if indicating EFT,month).


Payment Instructions
Send the payment to (choose one):
__My address of record.
__My bank account via EFT. Please complete the Bank Information section below.
  All EFT transactions will be made two business days after the processing date. Your bank must be a member of the Automated Clearing House system.
__The payee listed at right. If more than one payee, provide the name, address, payment amount, and frequency for other payees (maximum of 5) on a separate sheet. If you are adding this service to an existing account, please sign below and have your signature(s) guaranteed.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone Withdrawal Options
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial adviser can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or EFT. Telephone redemptions over $1,000 will be sent via federal fund wire, usually on the next business day ($7.50 will be deducted). Redemptions of $1,000 or less will be sent by check to your designated bank.

3.  On-Demand EFT Redemption
__I would like the On-Demand EFT Redemption Privilege. Proceeds paid via EFT will be credited to your bank account two business days after the process date. You or your financial adviser may withdraw shares from your fund account by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Colonial's and the Fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by Colonial to have been authorized.

Bank Information (For Sections A and B Above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to Make Additional Investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing distributions from one fund into another Colonial fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have carefully read the prospectus for the fund(s) listed below.

____________________________
 From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


____________________________
 From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

1____________________________________
 Fund to invest shares in

$_________________________
 Amount to invest monthly

2____________________________________
 Fund to invest shares in

$_________________________
 Amount to invest monthly


C. Fundamatic/On-Demand EFT Purchase
Fundamatic automatically transfers the specified amount from your bank checking account to your Colonial fund account by electronic funds transfer on any specified day of the month. You will receive the applicable price two business days after the receipt of your request. Your bank needs to be a member of the Automated Clearing House System. Please attach a blank check marked "VOID." Also, complete the section below.

1____________________________________
 Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


2___________________________________
 Fund name

 ________________________________
 Account number
$_____________________        _________________
Amount to transfer            Month to start
__On-Demand Purchase (will be automatically established if you choose
  Fundamatic)
__Fundamatic Frequency
__Monthly or   __Quarterly

Check one:

__EFT- Choose any day of the month_____________________
__Paper Draft-Choose either the:
__5th day of the month
__20th day of the month

Authorization to honor checks drawn by Colonial Investors Service Center, Inc. Do Not Detach. Make sure all depositors on the bank account sign to the far right. Please attach a blank check marked "VOID" here. See reverse for bank instructions.

I authorize Colonial to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial fund. Colonial and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and Colonial may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

6------------Ways to Reduce Your Sales Charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colonial funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial fund.

The sales charge for your purchase will be based on the sum of the purchase(s) added to the value of all shares in other Colonial funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

_____________________________________
 Name on account

_____________________________________
Account number

_____________________________________
 Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial Service Firm---------------------
To be completed by a Representative of your financial service firm.

This application is submitted in accordance with our selling agreement with Colonial Investment Services, Inc. (CISI), the Fund's prospectus, and this application. We will notify CISI, Inc., of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a Combined Quarterly Statement Mailing----------- Colonial can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate accounts to be linked.______________________

                 Fundamatic (See Reverse Side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by Colonial without prior notice if any check is not paid upon presentation. Colonial has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by Colonial by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized Colonial Investors Service Center, Inc. to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of Colonial Investors
Service Center, Inc., Colonial Investment Services, Inc., hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.

SH-938B-0396


                               COLONIAL TRUST III
                               ------------------


               Cross Reference Sheet (Colonial Select Value Fund,
               formerly known as Colonial Growth Shares Fund)
               --------------------------------------------------


Item Number of Form N-1A                               Prospectus Location or Caption
------------------------                               ------------------------------

Part A
------

1.                                                     Cover Page

2.                                                     Summary of Expenses

3.                                                     The Fund's Financial History

4.                                                     Organization and History; The Fund's Investment Objective;
                                                       How the Fund Pursues its Objective and Certain Risk Factors

5.                                                     Cover Page; How the Fund is Managed; Organization and
                                                       History; Back Cover

6.                                                     Organization and History; Distributions and Taxes; How to
                                                       Buy Shares

7.                                                     Summary of Expenses; How to Buy Shares; How the Fund
                                                       Values its Shares; Cover Page; 12b-1 Plans; Back Cover

8.                                                     Summary of Expenses; How to Sell Shares; How to Exchange
                                                       Shares; Telephone Transactions

9.                                                     Not Applicable

February 28, 1997


COLONIAL SELECT VALUE

 FUND

PROSPECTUS


BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.


Colonial Select Value Fund (Fund), a diversified portfolio of Colonial Trust III (Trust), an open-end management investment company, seeks long-term growth by investing primarily in middle capitalization equities.


The Fund is managed by the Adviser, an investment adviser since 1931.


This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the February 28, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750.


                                                                 SV-01/292D-0197


The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


The Fund offers two classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; and Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."


Contents                                                Page

Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues its Objective
  and Certain Risk Factors
How the Fund Measures its Performance
How the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History

----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses(1)(2)

                                                                                                Class A      Class B
                                                                                                -------      -------

Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price)(3)                5.75%         0.00%(5)
Maximum Contingent Deferred Sales Charge (as a % of offering price)(3)                          1.00%(4)      5.00%


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)      Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(5) Because of the 0.75% distribution fee applicable to Class B shares, long-term Class B shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.

Annual Operating Expenses (as a % of average net assets)

                                  Class A         Class B
                                  -------         -------

Management fee                      0.60%          0.60%
12b-1 fees (6)                      0.24(6)        0.99
Other expenses                      0.38           0.38
                                    ----           ----
Total operating expenses(7)         1.22%          1.97%
                                    ====           ====

(6)      Service fee rate will fluctuate but will not exceed 0.25%.
(7) Excludes management fee performance adjustment. See "How the Fund is Managed."


Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return, and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

                          Class A                    Class B
                          -------                    -------

Period:                                          (7)                (8)
1 year                      $ 69             $ 70               $ 20
3 years                       94               92                 62
5 years                      121              126                106
10 years                     197              210(9)             210(9)


(7)      Assumes redemption at period end.

(8)      Assumes no redemption.
(9) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

THE FUND'S FINANCIAL HISTORY (a)

The following financial highlights for a share outstanding throughout each period has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1996 Annual Report and is incorporated by reference into the Statement of Additional Information.


                                                                Year ended October 31
                                                -------------------------------------------------------
                                                         1996                           1995
                                                ---------------------------   -------------------------
                                                 Class A       Class B         Class A       Class B
                                                 -------       -------         -------       -------
Net asset value - Beginning of period            $16.140       $16.040          $14.020       $13.940
                                                 --------      --------         --------      -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income(loss)                        0.043        (0.081)           0.174         0.065
Net realized and unrealized gain                   3.162         3.129            3.326         3.317
                                                   ------        ------           ------        -----
  Total from Investment Operations                 3.205         3.048            3.500         3.382
                                                   ------        ------           ------        -----
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                        (0.042)       (0.005)          (0.165)       (0.067)
In excess of net investment income                (0.023)       (0.003)          ---           ---
From net realized gains                           (1.240)       (1.240)          (1.215)       (1.215)
                                                  -------       -------          -------       -------
Total Distributions Declared to Shareholders      (1.305)       (1.248)          (1.380)       (1.282)
                                                  -------       -------          -------       -------
Net asset value - End of period                  $18.040       $17.840          $16.140       $16.040
                                                 ========      ========         ========      =======
Total return(d)                                   21.28%        20.31%           28.44%        27.50%
                                                  ======        ======           ======        ======
RATIOS TO AVERAGE  NET ASSETS
Expenses                                           1.17%(e)      1.92%(e)         1.12%(e)      1.90%
Net investment income                              0.25%(e)     (0.50%)(e)%       1.24%(e)      0.46%
Portfolio turnover                                  100%          100%              92%           92%
Average commission rate(f)                       $0.0392       $0.0392               ---           ---
Net assets at end of period (000)               $255,911      $128,283         $194,393       $75,283


                                                                                                       Period ended
                                                                                                        October 31
                                           -----------------------------------------------------------------------------
                                                             1994                    1993                  1992(b)
                                            --------------------------------------------------------------------------
                                                      Class A     Class B     Class A    Class B   Class A       Class B(c)

Net asset value - Beginning of period                $15.240      $15.180    $13.830    $13.780    $14.240       $13.570
                                                     --------     --------   --------   --------   --------      -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income(loss)                            0.096       (0.008)     0.110      0.001      0.066        (0.002)
Net realized and unrealized gain                       0.275        0.288      2.240      2.244      0.074         0.212
                                                       ------       ------     ------     ------     ------        -----
  Total from Investment Operations                     0.371        0.280      2.350      2.245      0.140         0.210
                                                       ------       ------     ------     ------     ------        -----
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                            (0.071)      ---        (0.095)     ---       (0.093)        ---
In excess of net investment income                     ---         ---         ---        ---        ---           ---
From net realized gains                               (1.520)      (1.520)    (0.845)    (0.845)    (0.457)        ---
                                                      -------      -------    -------    -------    -------        ---
Total Distributions Declared to Shareholders          (1.591)      (1.520)    (0.940)    (0.845)    (0.550)        ---
                                                      -------      -------    -------    -------    -------        ---
Net asset value - End of period                      $14.020      $13.940    $15.240    $15.180    $13.830       $13.780
                                                     ========     ========   ========   ========   ========      =======
Total return(d)                                        2.78%        2.12%     17.79%     16.99%      1.02%(g)      1.55%(g)
                                                       =====        =====     ======     ======      ======        ======
RATIOS TO AVERAGE  NET ASSETS
Expenses                                               1.22%        1.97%      1.19%      1.94%      1.19%(h)      1.94%(h)
Net investment income                                  0.69%      (0.06)%      0.64%    (0.11)%      0.83%(h)      0.08%(h)
Portfolio turnover                                      121%         121%        66%        66%        68%(h)        68%(h)
Average commission rate(f)                             ---         ---         ---        ---        ---            ---
Net assets at end of period (000)                   $160,495      $53,218   $169,913    $41,989   $150,260       $26,364





(a) Per share data was calculated using the average shares outstanding during the period. For the period ended 1992, the per share data was calculated using the Securities and Exchange Commission method.

(b) The Fund changed its fiscal year end from March 31 to October 31 in 1992.
(c) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


(g)      Not annualized.


(h)      Annualized.




THE FUND'S FINANCIAL HISTORY CONT'D(a)


                                                                             Year ended March 31
                                               ------------------------------------------------------------------------------------
                                                1992             1991          1990           1989            1988           1987
                                                ----             ----          ----           ----            ----           ----
                                               Class A          Class A       Class A        Class A         Class A        Class A
                                               --------         --------      --------       --------        --------       -------
Net asset value - Beginning of period          $12.800          $12.010       $12.410        $12.050         $15.960        $13.860
                                               --------         --------      --------       --------        --------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income                            0.168            0.221         0.192          0.251(b)        0.186          0.083
Net realized and unrealized gain (loss)          1.502            1.059         1.718          1.677          (0.727)         2.643
                                                 ------           ------        ------         ------         -------         -----
Total from Investment Operations                 1.670            1.280         1.910          1.928          (0.541)         2.726
                                                 ------           ------        ------         ------         -------         -----
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                      (0.183)          (0.210)       (0.220)        (0.230)         (0.195)        (0.090)
From net realized gains                         (0.047)          (0.280)       (2.090)        (1.338)         (3.174)        (0.536)
                                                -------          -------       -------        -------         -------        -------
Total Distributions Declared to Shareholders    (0.230)          (0.490)       (2.310)        (1.568)         (3.369)        (0.626)
                                                -------          -------       -------        -------         -------        -------
Net asset value - End of period                $14.240          $12.800       $12.010        $12.410         $12.050        $15.960
                                               ========         ========      ========       ========        ========       =======
Total return(c)                                 13.24%           10.95%        15.57%         17.46%(d)      (2.27)%         20.(d)
                                                ======           ======        ======         ===             =======        ===
RATIOS TO AVERAGE NET ASSETS
Expenses                                         1.18%            1.03%         1.07%          1.(b)           1.00%          1.34%
Net investment income                            1.24%            1.94%         1.45%          2.(b)           1.41%          0.72%
Portfolio turnover                                 38%              37%           88%            86%            108%            37%
Net assets at end of period (000)             $149,341         $134,055      $129,244        $93,477         $91,926        $93,896


(a) Per share data was calculated using the average shares outstanding method during the period. For the years ended 1987, 1989 and 1991, per share data was calculated using the Securities and Exchange Commission method.


(b) Net of fees and expenses waived or borne by the Adviser which amounted to $0.007 per share and 0.55% of average net assets in 1989.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)
         Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.


Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE


The Fund seeks long-term growth by investing primarily in middle capitalization equities. Middle capitalization equities are equity securities of companies with equity market capitalizations between $400 million and $8 billion as of the time of purchase by the Fund.


HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS


The Fund seeks to achieve its objective by investing primarily in middle capitalization U.S. equity securities. The Fund also may invest in equity securities of foreign issuers and in U.S. and foreign corporate debt securities. Normally, no more than 15% of the Fund's total assets will be invested in U.S. and foreign non-convertible debt and preferred stock, and no more than 25% will be invested in foreign securities (equity and debt).


Equity Securities Generally. Equity securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock and sponsored and unsponsored American Depository Receipts. The Adviser must determine that any non-U.S. equity security and the underlying common stock of any convertible security is comparable to stocks included in the S&P 500 Index in terms of liquidity.

Debt Securities Generally. The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. Up to 5% of the Fund's net assets may be invested in lower rated debt securities (i.e., securities rated lower than Baa by Moody's Investors Service (Moody's) or BBB by Standard & Poor's Corporation (S&P)) or comparable unrated securities. The values of debt securities generally fluctuate inversely with changes in interest rates.


Foreign Investments. Investments in foreign securities (both debt and equity) and sponsored and unsponsored American Depository Receipts have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments. Foreign bonds in the lowest investment grade category are considered to be somewhat speculative as to the issuer's ability to pay and could be more adversely affected by unfavorable economic developments than bonds in higher categories


Foreign Currency Transactions. In connection with its investments in foreign securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.



Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, commercial paper, treasury bills and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian, and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 10% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.


Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.


Other. The Fund may trade portfolio securities for short-term profits to take advantage of price differentials. These trades will be limited by certain Internal Revenue Code requirements. High portfolio turnover may result in higher transaction costs and higher levels of realized capital gains. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund will notify investors in connection with any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in the investment objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUND MEASURES ITS PERFORMANCE


Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares, and the contingent deferred sales charge applicable to the time period quoted on Class B shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges.


Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent twelve months' distributions by the maximum offering price of that Class at the end of the period. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


Colonial Investment Services, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund pays the Adviser a fee of 0.60% of the Fund's net assets annually, adjusted upward or downward by 1/12 of 0.02% for each percentage point that the Fund's performance during the prior 12 months exceeds or lags the performance of the S&P 500 Index. The maximum adjustment (up or down) for any month shall not exceed 1/12 of 0.20%. The fee may be adjusted upward even if the Fund's net asset value declines. An annual fee of 0.75% or more would be higher than that paid by most mutual funds. For these services, the Fund paid the Adviser 0.55% of the Fund's average daily net assets for fiscal year 1996.


Daniel Rie, Senior Vice President and Director of the Adviser and head of the Equity Group, has managed the Fund since 1986 and has co-managed the Fund since 1997 and various other Colonial equity funds since 1986.


Peter Wiley, Vice President of the Adviser, has co-managed the Fund since 1997 and has co-managed various other Colonial equity funds since 1995. Prior to co-managing the Fund, Mr. Wiley was an Equity Research Analyst of the Adviser. Prior to joining the Adviser in 1992, Mr. Wiley was an Analyst at State Street Bank and Trust Company.


The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.


The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.


HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time) each day the Exchange is open. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income semi-annually and any net realized gain, at least annually.


Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information. Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES


Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge. The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50; and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                  Initial Sales Charge
                        ------------------------------------------

                                                      Retained
                                                    by Financial
                                                       Service
                                as % of                 Firm
                        -------------------------      as % of
 Amount Purchased       Amount       Offering         Offering
                        Invested     Price             Price
 Less than $50,000         6.10%        5.75%          5.00%
 $50,000 to less
     than $100,000         4.71%        4.50%          3.75%
 $100,000 to less
     than $250,000         3.63%        3.50%          2.75%
 $250,000 to less
     than $500,000         2.56%        2.50%          2.00%
 $500,000 to less
    than $1,000,000        2.04%        2.00%          1.75%
 $1,000,000 or
     more                  0.00%        0.00%          0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                  Commission
First $3,000,000                     1.00%
Next $2,000,000                      0.50%
Over $5,000,000                      0.25% (1)

(1)  Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.

The Colonial Asset Builder Program requires at least a $1,000 initial investment (maximum $4,000), a letter of intent to invest each month for 48 months an amount at least equal to 25% of the initial investment and reinvestment of all distributions. The sales charge is 5% of offering price (5.26% of amount invested) except if four investments are missed then the sales charge becomes 6% of offering price on all investments (6.38% of amount invested). The financial service firm receives 4% of the offering price.


Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


         Years               Contingent Deferred
      After Purchase            Sales Charge
           0-1                     5.00%
           1-2                     4.00%
           2-3                     3.00%
           3-4                     3.00%
           4-5                     2.00%
           5-6                     1.00%
       More than 6                 0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Purchases of $250,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.


Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.


HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.


HOW TO EXCHANGE SHARES


Exchanges at net asset value may be made among shares of the same class of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.

TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values it shares. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS


Under 12b-1 Plans, the Fund pays the Distributor monthly a service fee at the annual rate of 0.15% of the Fund's net assets attributed to shares outstanding prior to April 1, 1989 and 0.25% of the Fund's net assets attributed to outstanding shares issued thereafter.


The Fund also pays the Distributor monthly a distribution fee at the annual rate of 0.75% of the average daily net assets attributed to its Class B shares. Because the Class B shares bear the additional distribution fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. The Fund represents the entire interest in a separate portfolio of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624



Your financial service firm is:




Printed in U.S.A.


February 28, 1997



COLONIAL SELECT VALUE FUND


PROSPECTUS



Colonial Select Value Fund seeks long-term growth by investing primarily in middle capitalization equities.


For more detailed information about the Fund, call the Adviser at 1-800-426-3750 for the February 28, 1997 Statement of Additional Information.




----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

                               COLONIAL TRUST III
                               ------------------


            Cross Reference Sheet (Colonial Federal Securities Fund)
            --------------------------------------------------------


Item Number of Form N-1A                               Prospectus Location or Caption
------------------------                               ------------------------------

Part A
------

1.                                                     Cover Page

2.                                                     Summary of Expenses

3.                                                     The Fund's Financial History

4.                                                     Organization and History; The Fund's Investment Objective;
                                                       How the Fund Pursues its Objective and Certain Risk Factors

5.                                                     Cover Page; How the Fund is Managed; Organization and
                                                       History; Back Cover

6.                                                     Organization and History; Distributions and Taxes; How to
                                                       Buy Shares

7.                                                     Summary of Expenses; How to Buy Shares; How the Fund
                                                       Values its Shares; Cover Page; 12b-1 Plans; Back Cover

8.                                                     Summary of Expenses; How to Sell Shares; How to Exchange
                                                       Shares; Telephone Transactions

9.                                                     Not Applicable

February 28, 1997


COLONIAL FEDERAL SECURITIES FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial Federal Securities Fund (Fund), a diversified portfolio of Colonial Trust III (Trust), an open-end management investment company, seeks as high a level of current income and total return, as is consistent with prudent longer-term investing, by investing primarily in U.S. government securities.

The Fund is managed by the Adviser, an investment adviser since 1931.


This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the February 28, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.



                                                                 FS-01/350D-0297


The Fund offers three classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase. Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase. Class D shares are offered at net asset value plus a small initial sales charge and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares".


Contents                                                                   Page


Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues its Objective and
  Certain Risk Factors
How the Fund Measures its Performance
How the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History




--------------------------------------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

--------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses(1) (2)


                                                                                      Class A      Class B      Class D
Maximum Sales Charge (as a % of offering price) (3)                                    4.75%       5.00%(5)     1.99%(5)
Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price) (3)      4.75%       0.00%(5)     1.00%(5)
Maximum Contingent Deferred Sales Charge (as a % of offering price) (3)                1.00%(4)    5.00%        0.99%


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)  Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(5) Because of the 0.75% distribution fee applicable to Class B and Class D shares, long-term Class B and Class D shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.


Annual Operating Expenses (as a % of average net assets)


                                                                 Class A         Class B     Class D
Management fee                                                   0.64%           0.64%       0.64%
12b-1 fees                                                       0.25            1.00        1.00
Other expenses                                                   0.29            0.29        0.29
                                                                 ----            ----        ----
Total operating expenses                                         1.18%           1.93%       1.93%
                                                                 ====            ====        =====


Example

The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:


                                                                 Class A           Class B               Class D
Period:                                                                         (6)        (7)       (6)         (7)
1 year                                                             $ 59        $ 70      $  20      $ 39       $ 29
3 years                                                              83          90         60        70         70(9)
5 years                                                             109         124        104       113        113
10 years                                                            183         205(8)     205(8)    233        233


(6)  Assumes redemption at period end.
(7)  Assumes no redemption.
(8) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.
(9) Class D shares do not incur a contingent deferred sales charge on redemptions made after one year.

THE FUND'S FINANCIAL HISTORY


The following financial highlights for a share outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1996 Annual Report and is incorporated by reference into the Statement of Additional Information. The Fund adopted its current objective on November 30, 1994. The data presented below for the periods prior to November 30, 1994, represent operations under an earlier investment objective and policies.


                                                                                   CLASS A
                                              ------------------------------------------------------------------------------
                                                                                  Year ended
                                                                                  October 31
                                              ------------------------------------------------------------------------------
                                                 1996          1995          1994         1993         1992        1991
                                                 ----          ----          ----         ----         ----        ----
Net asset value - Beginning of period          $10.830        $9.950       $11.460      $10.750      $10.800     $10.420
                                               --------       -------      --------     --------     --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.696         0.710         0.821        0.819        0.796       0.854
Net realized and unrealized gain (loss)         (0.300)        0.907        (1.560)       0.739        0.157       0.671
                                                -------        ------       -------       ------       ------      -----
  Total from Investment Operations               0.396         1.617        (0.739)       1.558        0.953       1.525
                                                 ------        ------       -------       ------       ------      -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.684)       (0.709)       (0.771)      (0.781)      (0.796)     (0.854)
From net realized gains                          ---          (0.028)        ---         (0.067)       ---         ---
From capital paid in                            (0.012)        ---           ---          ---         (0.207)(b)   (0.291)(b)
                                                -------       -------       -------      -------      -------     -------
  Total Distributions Declared to Shareholders  (0.696)       (0.737)       (0.771)      (0.848)      (1.003)     (1.145)
                                                -------       -------       -------      -------      -------     -------
Net asset value - End of period                $10.530       $10.830        $9.950      $11.460      $10.750     $10.800
                                               ========      ========       =======     ========     ========    =======
Total return(c)                                  3.88%        16.82%        (6.57)%      14.94%        9.15%      15.33%
                                                 =====        ======        =======      ======        =====      ======
RATIOS TO AVERAGE NET ASSETS
Expenses                                         1.18%(e)      1.17%          1.16%       1.17%        1.24%       1.21%
                                                   ---
Net investment income                            6.62%(e)      7.04%          7.80%       7.37%        7.36%       8.05%
Portfolio turnover                                125%          171%          121%         252%          18%         11%
Net assets at end of period (in millions)       $1,026        $1,201        $1,278       $1,736       $1,809      $2,028

                                                                          CLASS A
                                                 ------------------------------------------------------------------------------
                                                                                               Period
                                                               Year ended                       ended         Year ended
                                                               October 31                      Oct. 31         Sept. 30
                                                 ------------------------------------------------------------------------------
                                                    1990          1989            1988          1987(a)          1987
                                                    ----          ----            ----          -------          ----
Net asset value - Beginning of period              $11.330       $11.220         $11.130       $10.820          $12.660
                                                   --------      --------        --------      --------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.917         0.958           0.882         0.075            0.844
Net realized and unrealized gain (loss)             (0.627)        0.352           0.407         0.365           (1.204)
                                                    -------        ------          ------        ------          -------
  Total from Investment Operations                   0.290         1.310           1.289         0.440           (0.360)
                                                     ------        ------          ------        ------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.917)       (0.958)         (0.916)       (0.070)          (0.830)
From net realized gains                              ---           ---            (0.129)       (0.060)          (0.650)
From capital paid in                                (0.283)(b)    (0.242)(b)      (0.154)(b)     ---              ---
                                                    -------       -------         -------       -------          -------
  Total Distributions Declared to Shareholders      (1.200)       (1.200)         (1.199)       (0.130)          (1.480)
                                                    -------       -------         -------       -------          -------
Net asset value - End of period                    $10.420       $11.330         $11.220       $11.130          $10.820
                                                   ========      ========        ========      ========         =======
Total return(c)                                      2.85%        12.42%          12.17%        (1.17)%          (3.52)%
                                                     =====        ======          ======        =======          =======
RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.16%         1.14%           1.13%          1.13%(d)        1.09%
Net investment income                                8.55%         8.56%           7.90%          8.05%(d)        7.06%
Portfolio turnover                                      6%           55%             66%            87%(d)         140%
Net assets at end of period (in millions)           $2,186        $2,675          $3,079         $3,640          $3,624



(a)  The Fund changed its fiscal year from September 30 to October 31, 1987.
(b) Because of differences between book and tax basis accounting, approximately $0.247, $0.315, $0.300, $0.272 and $0.055, respectively, were a return of capital for federal income tax purposes.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

THE FUND'S FINANCIAL HISTORY (CONT'D)

                                                                             CLASS B
                                                 ----------------------------------------------------------------------------
                                                                           Year ended
                                                                           October 31
                                                 ----------------------------------------------------------------------------
                                                      1996            1995             1994          1993         1992(a)
                                                      ----            ----             ----          ----         -------
Net asset value - Beginning of period               $10.830          $9.950          $11.460       $10.750      $10.730
                                                    --------         -------         --------      --------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.617           0.633            0.741         0.737        0.286
Net realized and unrealized gain (loss)              (0.300)          0.907           (1.560)        0.739        0.095
                                                     -------          ------          -------        ------       -----
  Total from Investment Operations                    0.317           1.540           (0.819)        1.476        0.381
                                                      ------          ------          -------        ------       -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.606)         (0.632)          (0.691)       (0.706)      (0.286)
From net realized gains                               ---            (0.028)           ---          (0.060)       ---
From capital paid in                                 (0.011)          ---              ---           ---         (0.075)(b)
                                                     -------         -------          -------       -------      -------
  Total Distributions Declared to Shareholders       (0.617)         (0.660)          (0.691)       (0.766)      (0.361)
                                                     -------         -------          -------       -------      -------
Net asset value - End of period                     $10.530         $10.830           $9.950       $11.460      $10.750
                                                    ========        ========          =======      ========     =======
Total return(c)                                       3.11%          15.96%           (7.28)%       14.11%         3.47%(d)
                                                      =====          ======           =======       ======        =====
RATIOS TO AVERAGE NET ASSETS
Expenses                                              1.93%(f)        1.92%            1.91%         1.92%         1.99%(e)
Net investment income                                 5.87%(f)        6.29%            7.05%         6.62%         6.61%(e)
Portfolio turnover                                     125%            171%             121%          252%           18%
Net assets at end of period (in millions)              $73             $79              $70           $68          $28


(a) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(b) Because of differences between book and tax basis accounting, approximately $0.095 was a return of capital for federal income tax purposes.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  Annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.


Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income and total return, as is consistent with prudent longer-term investing, by investing primarily in U.S. government securities.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS


The Fund invests primarily in U.S. government securities and related when-issued commitments. U.S. government securities include: (1) U.S. treasury obligations and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities (agencies) which are supported by: (a) the full faith and credit of the U.S. government, (b) the right of the issuing agency to borrow under a line of credit with the U.S. treasury, (c) the discretionary power of the U.S. government to purchase obligations of the agency or (d) the credit of the agency. Agency securities include securities commonly referred to as mortgage-backed securities, the principal and interest on which are paid from principal and interest payments made on pools of mortgage loans. These include securities commonly referred to as "pass-throughs," "collateralized mortgage obligations" (CMOs), and "real estate mortgage investment conduits" (REMICs).


The Fund may invest in U.S. government securities on a when-issued basis. This means that the Fund will enter into a contract to purchase the underlying security for a fixed price on a date beyond the customary settlement date. No interest accrues until settlement.


While U.S. government securities are considered virtually free of default risk, their values nevertheless generally fluctuate inversely with changes in interest rates. Also, the principal on pass-through mortgages, REMICs or CMOs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's maturity) and decreases as interest rates rise (effectively lengthening the security's maturity). Because of the prepayment feature, mortgage-backed securities may not increase in value when interest rates fall. The Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at premium may result in losses equal to the premium.



The Fund may invest up to 35% of its total assets in: (i) REMICs, CMOs and other mortgage-backed securities not issued or guaranteed by an agency but for which the underlying mortgages are guaranteed by an agency; (ii) similar non-agency "investment-grade" mortgage-backed securities for which the underlying mortgages are not guaranteed by an agency (such as residental mortgage loans, manufactured housing loans, home equity loans or commercial loans); or (iii) "investment-grade" corporate debt securities. In determining whether a security is "investment-grade," the Fund will rely on the ratings published by Moody's Investors Services, Inc., Standard & Poor's Corporation, Fitch Investors Services, and Duff & Phelps Corporation (the "rating services"). The Fund will not purchase a security unless at the time of purchase (i) the security is rated "investment-grade" by each rating service that has assigned a rating to the security, or (ii) if a rating service has assigned the security a rating lower than "investment-grade," at least two other rating services have assigned an "investment-grade" rating. The minimum "investment-grade" ratings of t'e rating services are: Moody's Investors Services, Inc.: Baa3; Standard & Poor's Corporation: BBB-; Fitch Investors Services: BBB-; Duff & Phelps
Corporation: BBB-. Certain non-agency mortgage-backed or corporate debt securities in the lowest investment grade may be considered to have "speculative characteristics." For a description of the rating systems of the four rating services, see Part 2 of the Statement of Additional Information.



If the Fund purchases non-agency securities backed by underlying mortgages and the issuer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss.


The market values of U.S. government securities and corporate debt securities will fluctuate with changing interest rates as will the Fund's net asset value per share. The Fund will limit its investments in corporate debt securities so that not more than 25% of its assets are invested in any one "industry."


Mortgage-Backed Securities. Mortgage-backed securities evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its Agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of which one (residual class) is in the nature of equity. The Fund will not invest in any residual class.


Zero Coupons. The Fund may invest in zero coupon securities (zeros) which are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from zeros and certificates on a current basis and may have to sell securities to generate cash for distributions.


When-Issued Securities. "When-issued" securities are contracts to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. If made through a dealer, the contract is dependent on the dealer's consummation of the transaction. The dealer's failure could deprive the Fund of advantageous yields. These contracts also involve the risk that the value of the underlying security may change prior to settlement. The Fund currently will not purchase securities more than 120 days before the intended settlement date.


The Fund may trade portfolio securities for short-term profits to take advantage of price differentials. These trades will be limited by certain Internal Revenue Code requirements. High portfolio turnover may result in higher transaction costs and higher levels of realized capital gains.


Mortgage Dollar Rolls. The Fund may also engage in so-called "mortgage dollar roll" transactions. In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver a new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Finally, the transaction costs may exceed the return earned by the Fund from the transaction.


Financial Futures; Options. For hedging purposes, the Fund may (1) buy or sell financial futures contracts (futures) and (2) purchase and write call and put options on futures and securities. A future creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument at the time and in the amount specified in the contract. Although futures call for delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (sale) of a comparable contract. If the price of the initial sale of the future exceeds (or is less than) the price of the offsetting purchase, the Fund realizes a gain (or loss). Options on futures contracts operate in a similar manner to options on U.S. government securities, except that the position assumed is in the futures contract rather than in the U.S. government security. The Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's total assets. Transactions in futures and related options involve the risk of
(1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different trading hours, (3) the possible absence of a liquid secondary market at any point in time, and (4) if the Adviser's prediction on interest rates is inaccurate, the Fund may be worse off than if it had not hedged.


Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets.

Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, treasury bills and repurchase agreements. Some or all of the Fund's assets may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 10% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.

Other. The Fund may trade portfolio securities for short-term profits to take advantage of price differentials. These trades will be limited by certain Internal Revenue Code requirements. High portfolio turnover may result in higher transaction costs and higher levels of realized capital gains. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund will notify investors in connection with any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in the investment objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 4.75% on Class A shares, the maximum initial sales charge of 1.00% on Class D shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class D shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges.


Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent month's distributions, annualized, by the maximum offering price of that Class at the end of the period. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information.

All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED
The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


Colonial Investment Services, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. Each of the Adviser, Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.64% of the Fund's average daily net assets in fiscal year 1996.

Leslie W. Finnemore, Vice President of the Adviser, has managed the Fund since 1993 and has managed various other Colonial taxable fixed income funds since 1987.

The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million.

The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.18% of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.

HOW THE FUND VALUES ITS SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time) each day the exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income monthly and any net realized gain at least annually.




The Fund generally declares distributions daily. To maintain a stable distribution rate, distributions may be fixed at rates consistent with the Adviser's long-term return expectations. At times the distributions may exceed the investment income available for distributions during the year which would cause a portion of the distributions to be a "return of capital" for federal income tax purposes. A return of capital reduces the shareholder's cost basis and is akin to a partial redemption of the investment (on which a sales charge may have been paid). There is no capital gain or loss realized upon such distribution unless the cumulative return of capital exceeds the shareholder's cost basis. If distributions are taken in additional shares, a return of capital distribution will have no impact on a shareholder's overall account.

Because of realized and unrealized losses during recent periods, the Fund expects to have sufficient capital loss carryforwards to offset any net capital gains that the Fund realizes in the near future. If the Fund realizes and distributes to shareholders capital gains that are so offset, those distributions will be taxable to shareholders as ordinary income. If the Fund were to retain rather than distribute the gains, the gains would not be taxable to the Fund or to shareholders.

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information. Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.


The Fund's distributions may, to the extent they consist of interest from certain U.S. government securities, be exempt from certain state and local income taxes. Annually, shareholders are informed of the distribution sources to allow shareholders to determine which, if any, qualifies for exemption.


HOW TO BUY SHARES
Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with the financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.


The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50, and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B or Class D shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:


                                  Initial Sales Charge
                            ----------------------------------
                                                  Retained by
                                                   Financial
                                                    Service
                                                    Firm as
                                   as % of           % of
                            ---------------------
                            Amount      Offering   Offering
Amount Purchased             Invested    Price       Price
Less than $50,000              4.99%      4.75%       4.25%
$50,000 to less than           4.71%      4.50%       4.00%
 $100,000
$100,000 to less than          3.63%      3.50%       3.00%
 $250,000
$250,000 to less than          2.56%      2.50%       2.00%
 $500,000
$500,000 to less than
 $1,000,000                    2.04%      2.00%       1.75%
$1,000,000 or more             0.00%      0.00%       0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                               Commission
First $3,000,000                                  1.00%
Next $2,000,000                                   0.50%
Over $5,000,000                                   0.25%(1)

(1)  Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee)and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

                               Contingent
       Years After             Deferred
        Purchase              Sales Charge
          0-1                    5.00%
          1-2                    4.00%
          2-3                    3.00%
          3-4                    3.00%
          4-5                    2.00%
          5-6                    1.00%
      More than 6                0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


Class D Shares. Class D shares are offered at net asset value plus a 1.00% initial sales charge and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge (0.99% of the offering price) on redemptions made within one year from the first day of the month after purchase. The Distributor pays financial service firms an initial commission of 1.85% on purchases of Class D shares and an ongoing commission of 0.65% annually. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. In addition, the ongoing commission is payable only for periods after the shares purchased have been outstanding for one year. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charge, if any) in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class D shares. Purchases of $250,000 or more must be for Class A or Class D shares. Purchases of $500,000 or more must be for Class A shares. Consult your financial service firm.


Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales.
See the Statement of Additional Information for more information.


Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares."


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

HOW TO SELL SHARES
Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made among shares of the same class of most Colonial funds. Not all Colonial Funds offer Class D shares. Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.


Class D Shares. Exchanges of Class D shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or their financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify, or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS

Under 12b-1 Plans, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares. The Fund also pays the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class D shares. Because the Class B and Class D shares bear the additional distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares were purchased. Class D shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1986. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:




Printed in U.S.A


February 28, 1997


COLONIAL FEDERAL SECURITIES FUND

PROSPECTUS



Colonial Federal Securities Fund seeks as high a level of current income and total return, as is consistent with prudent longer-term investing, by investing primarily in U.S. government securities.


For more detailed information about the Fund, call the Adviser at 1-800-426-3750 for the February 28, 1997 Statement of Additional Information.



--------------------------------------------------------
      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE
--------------------------------------------------------

                               COLONIAL TRUST III
                               ------------------


          Cross Reference Sheet (The Colonial Fund-Classes A, B and D)
          ------------------------------------------------------------


Item Number of Form N-1A                               Prospectus Location or Caption
------------------------                               ------------------------------

Part A
------

1.                                                     Cover Page

2.                                                     Summary of Expenses

3.                                                     The Fund's Financial History

4.                                                     Organization and History; The Fund's Investment Objective;
                                                       How the Fund Pursues its Objective and Certain Risk Factors

5.                                                     Cover Page; How the Fund is Managed; Organization and
                                                       History; Back Cover

6.                                                     Organization and History; Distributions and Taxes; How to
                                                       Buy Shares

7.                                                     Summary of Expenses; How to Buy Shares; How the Fund
                                                       Values its Shares; Cover Page; 12b-1 Plans; Back Cover

8.                                                     Summary of Expenses; How to Sell Shares; How to Exchange
                                                       Shares; Telephone Transactions

9.                                                     Not Applicable

February 28, 1997


THE COLONIAL FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

The Colonial Fund (Fund), a diversified portfolio of Colonial Trust III (Trust), an open-end management investment company, seeks primarily income and capital growth and, secondarily, capital preservation.

The Fund is managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference.


More detailed information about the Fund is in the February 28, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


                                                                            TF--


Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class D shares are offered at net asset value plus a small initial sales charge and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Contents                                                                 Page
Summary of Expenses
The Fund's Financial History
The Fund's Investment Objectives
How the Fund Pursues its Objectives
  and Certain Risk Factors
How the Fund Measures its
  Performance
How the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History


----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES


Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in the Class A, Class B and Class D shares of the Fund. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.



Shareholder Transaction Expenses (1)(2)

                                                                                   Class A       Class B        Class D
Maximum Sales Charge (as a % of offering price)(3)                                 5.75%         5.00%(5)       1.99%(5)
Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price)(3)   5.75%         0.00%(5)       1.00%(5)
Maximum Contingent Deferred Sales Charge (as a % of offering price)(3)             1.00%(4)      5.00%          0.99%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)     Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(5) Because of the 0.75% distribution fee applicable to Class B and Class D shares, long-term Class B and Class D shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.

Annual Operating Expenses  (as a % of average net assets)

                           Class A         Class B        Class D
Management fee                0.55%          0.55%          0.55%
12b-1 fees (6)                0.24           0.99           0.99
Other expenses                0.36           0.36           0.36
                              ----           ----           ----
Total operating expenses      1.15%          1.90%          1.90%
                              ====           ====           =====

(6)     Service fee rate will fluctuate but will not exceed 0.25%.


Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Class A, Class B or Class D shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.


                       Class A                  Class B                             Class D
Period:                                        (7)     (8)                        (7)     (8)
1 year                  $ 69                   $ 69    $ 19                       $ 39    $ 29
3 years                 $ 92                   $ 90    $ 60                       $ 69    $ 69(10)
5 years                 $ 117                  $123    $103                       $112    $112
10 years                $ 190               $203(9)    $203(9)                    $230    $230

(7)     Assumes redemption at period end.
(8)     Assumes no redemption.

(9) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

(10) Class D shares do not incur a contingent deferred sales charge on redemptions made after one year.

THE FUND'S FINANCIAL HISTORY


The following is derived from the financial highlights for a share outstanding throughout each period which have been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1996 Annual Report and is incorporated by reference into the Statement of Additional Information. The financial highlights for years prior to 1994 have been restated to reflect the 3:1 split which occurred on December 10, 1993. No Class D shares had been issued as of October 31, 1996.


                                                                                 CLASS A
                                                  --------------------------------------------------------------------
                                                                           Year Ended October 31
                                                  --------------------------------------------------------------------
                                                  1996(a)         1995(a)        1994(a)       1993(a)(b)   1992(a)(b)
                                                  -------         -------        -------       ----------   ----------
Net asset value - Beginning of period              $8.940         $8.060         $8.410        $7.390       $7.050
                                                   -------        -------        -------       -------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.165          0.200          0.171         0.156        0.173
Net realized and unrealized gain (loss)             1.183          1.393         (0.116)        1.293        0.489
                                                    ------         ------        -------        ------       -----
  Total from Investment Operations                  1.348          1.593          0.055         1.449        0.662
                                                    ------         ------         ------        ------       -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.162)        (0.212)        (0.160)       (0.147)      (0.185)
From net realized gain on investments              (0.636)        (0.501)        (0.245)       (0.282)      (0.137)
                                                   -------        -------        -------       -------      -------
  Total Distributions Declared to Shareholders     (0.798)        (0.713)        (0.405)       (0.429)      (0.322)
                                                   -------        -------        -------       -------      -------
Net asset value - End of period                    $9.490         $8.940         $8.060        $8.410       $7.390
                                                   =======        =======        =======       =======      ======
Total return(c)                                    16.11%         21.72%          0.74%        20.21%        9.65%
                                                   ======         ======          =====        ======        =====
RATIOS TO AVERAGE NET ASSETS
Expenses                                            1.15%(d)       1.16%(d)       1.14%         1.10%        1.09%
Net investment income                               1.82%(d)       2.43%(d)       2.07%         1.94%        2.52%
Portfolio turnover                                    38%            66%            54%           14%          37%
Average commission rate(e)                        $0.0347        -----          -----         -----        -----
Net assets at end of period (000)                $759,409       $667,611       $555,275      $520,706     $413,228


                                                   ---------------------------------------------------------------------------
                                                   1991(a)(b)        1990(b)          1989(b)         1988(b)         1987(b)
                                                   ----------        -------          -------         -------         -------
Net asset value - Beginning of period                $5.700          $6.850           $6.320          $5.530           $6.450
                                                     -------         -------          -------         -------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.218           0.256            0.270           0.299            0.216
Net realized and unrealized gain (loss)               1.509          (0.979)           0.768           0.944           (0.387)
                                                      ------         -------           ------          ------          -------
  Total from Investment Operations                    1.727          (0.723)           1.038           1.243           (0.171)
                                                      ------         -------           ------          ------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.222)         (0.276)          (0.305)         (0.263)          (0.310)
From net realized gain on investments                (0.155)         (0.151)          (0.203)         (0.190)          (0.439)
                                                     -------         -------          -------         -------          -------
  Total Distributions Declared to Shareholders       (0.377)         (0.427)          (0.508)         (0.453)          (0.749)
                                                     -------         -------          -------         -------          -------
Net asset value - End of period                      $7.050          $5.700           $6.850          $6.320           $5.530
                                                     =======         =======          =======         =======          ======
Total return(c)                                      31.23%         (11.17)%          17.16%          23.60%           (3.49)%
                                                     ======         ========          ======          ======           =======
RATIOS TO AVERAGE NET ASSETS
Expenses                                              1.06%           1.04%            0.97%           0.92%            0.97%
Net investment income                                 3.35%           4.05%            4.34%           4.92%            3.99%
Portfolio turnover                                      36%             41%              27%             27%              47%
Average commission rate(e)                            -----           -----            -----           -----            -----
Net assets at end of period (000)                  $366,808        $285,265         $319,419        $258,178         $240,971

(a) Per share data was calculated using average shares outstanding during the period.
(b) All per share amounts have been restated to reflect the 3-for-1 stock split effective December 10, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(e) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                                                                                             CLASS B
                                                ----------------------------------------------------------------------------------
                                                                                     Year ended October 31
                                                ----------------------------------------------------------------------------------
                                                  1996(a)        1995(a)           1994(a)        1993(a)(b)      1992(a)(b)(c)
                                                  -------        -------           -------        ----------      -------------
Net asset value - Beginning of period               $8.930         $8.050            $8.400         $7.390               $7.440
                                                    -------        -------           -------        -------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.097          0.137             0.109          0.104                0.052
Net realized and unrealized gain (loss)              1.182          1.395            (0.111)         1.282               (0.044)
                                                     ------         ------           -------         ------              -------
  Total from Investment Operations                   1.279          1.532            (0.002)         1.386                0.008
                                                     ------         ------           -------         ------               -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.093)        (0.151)           (0.103)        (0.094)              (0.058)
From net realized gain on investments               (0.636)        (0.501)           (0.245)        (0.282)              ----
                                                    -------        -------           -------        --------             ----
  Total Distributions Declared to Shareholders      (0.729)        (0.652)           (0.348)        (0.376)              (0.058)
                                                    -------        -------           -------        -------              -------
Net asset value - End of period                     $9.480         $8.930            $8.050         $8.400               $7.390
                                                    =======        =======           =======        =======              ======
Total return(d)                                     15.27%         20.84%            (0.04)%        19.38%               (0.31)%(f)
                                                    ======         ======            =======        ======               =======
RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.90%(e)       1.93%(e)           1.89%         1.85%                 1.84%(g)
Net investment income                                1.07%(e)       1.66%(e)           1.32%         1.19%                 1.77%(g)
Portfolio turnover                                     38%            66%                54%           14%                   37%
Average commission rate(h)                         $0.0347           ----               ----          ----                  ----
Net assets at end of period (000)                 $453,468       $353,831           $264,122      $124,161               $15,582

(a) Per share data was calculated using average shares outstanding during the period.
(b) All per share amounts have been restated to reflect the 3-for-1 stock split effective December 10, 1993.
(c) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements had not impact. Prior years' ratios are net of benefits received, if any.
(f)     Not annualized.
(g)     Annualized.
(h) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


Further performance information is contained in the Fund's Annual Report to shareholders, which may be obtained without charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVES

The Fund seeks primarily income and capital growth and, secondarily, capital preservation.



HOW THE FUND PURSUES ITS OBJECTIVES AND CERTAIN RISK FACTORS


The Fund seeks to achieve its objectives by investing in both equity securities and U.S. government debt securities. The allocation at any given time will be based on the availability of common stocks meeting the criteria described below and on the Adviser's assessment of the relative risk and expected performance of each market. Normally, the Fund will invest primarily in equity securities.


Equity Securities Generally. The Fund may invest without limit in U.S. stock exchange or NASDAQ National Market System listed common stocks and foreign common stocks which, when purchased, meet quantitative standards which in the Adviser's judgment indicate above average financial soundness and high intrinsic value relative to price. Companies in which the Fund invests will fall into one of the following three categories:


1. Companies whose current business activities provide earnings, dividends or assets that represent above average value for each dollar invested; or


2. Companies whose business activities are concentrated in industries or business strategies which are expected to provide above average stability or value in turbulent markets; or


3. Companies with anticipated business growth prospects that represent above average value for each dollar invested.


For this purpose, "average" will not be pegged to a specific index but rather determined in the Adviser's judgment based on an eligible universe of securities of appropriate market capitalization for which sufficient data is available. Such average may also be qualified by industry group or sector.


Up to 5% of the Fund's net assets may be invested in common stocks not meeting any of the foregoing conditions at the time of purchase.


U.S Government Securities. U.S. government securities include (1) U.S. treasury obligations and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities (Agency Securities) which are supported by: (a) the full faith and credit of the U.S. government, (b) the right of the issuing agency to borrow under a line of credit with the U.S. treasury, (c) the discretionary power of the U.S. government to purchase obligations of the agency or (d) the credit of the agency. Agency Securities include securities commonly referred to as mortgage-backed securities, the principal and interest on which are paid from principal and interest payments made on pools of mortgage loans. These include securities commonly referred to as "pass-throughs," "collateralized mortgage obligations" (CMOs) and "real estate mortgage investment conduits" (REMICs). The Fund will not invest in residual classes of CMOs. The Fund may invest in U.S. government securities of any maturity that pay fixed, floating or adjustable interest rates.


The Fund may invest in U.S. government securities on a when-issued basis. This means that the Fund will enter into a contract to purchase the underlying security for a fixed price on a date beyond the customary settlement date. No interest accrues until settlement.


While U.S. government securities are considered virtually free of default risk, their values nevertheless generally fluctuate inversely with changes in interest rates. Further, mortgage-backed securities may decline in value more substantially than comparable maturity treasury securities given an interest rate increase, but may not increase in value as much given an interest rate decline. This is because the mortgages underlying the securities can be prepaid, and prepayment rates tend to increase as interest rates decline (effectively shortening the mortgage-backed security's maturity) and decrease as interest rates rise (effectively lengthening the mortgage-backed security's maturity).


Pre-payments of mortgage-backed securities purchased at a premium may also result in a loss equal to the premium. If interest rates have declined, pre-paid principal may only be able to be reinvested at lower yields, lowering the Fund's yield.




Adjustable or floating rate securities will not fluctuate in value as much as fixed rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund.


Foreign Investments. Investments in foreign securities have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.







Foreign Currency Transactions. In connection with its investments in foreign securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.


Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, Treasury bills, U.S. government securities and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the e Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 10% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.


Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.


Other. The Fund may not always achieve its investment objectives. The Fund's investment objectives and non-fundamental investment policies may be changed without shareholder approval. The Fund will notify investors in connection with any material change in the Fund's investment objectives. If there is a change in the investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in investment objectives. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.



HOW THE FUND MEASURES ITS PERFORMANCE


Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares, the maximum initial sales charge of 1.00% on Class D shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class D shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.


Each Class's yield, which differs from total return because it does not consider change in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent quarter's distributions, annualized, by the maximum offering price of that Class at the end of the period. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


Colonial Investment Services, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc., which is in turn an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.55% of the Fund's average daily net assets in fiscal year 1996.


Daniel Rie, Director and Senior Vice President of the Adviser and head of the Equity Group, has either managed or co-managed the Fund since 1993 and has managed various other Colonial equity funds since 1986.


James P. Haynie, Vice President of the Adviser, has co-managed the Fund since 1997. Prior to joining the Adviser in 1993, Mr. Haynie was a Vice President at Massachusetts Financial Services Company and a Portfolio Manager at Trinity Investment Management.


Gordon Johnson, Vice President of the Adviser, has co-managed the Fund since 1997 and has served as Senior Equity Analyst since 1993. Prior to joining the Adviser in 1993, Mr. Johnson was a Doctoral candidate in Finance at the University of Massachusetts.


The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.


The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.




HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares are valued as of the close of the New York Stock Exchange (Exchange)(normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income quarterly and any net realized gain at least annually.


Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders, but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information. Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.



HOW TO BUY SHARES


Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by it before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge. The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50 and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B or Class D shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


The Fund also offers Class Z shares, which are offered through a separate Prospectus only to (i) certain institutions (including certain insurance companies and banks investing for their own account, trusts, endowment funds, foundations and investment companies) and defined benefit retirement plans investing a minimum of $5 million in the Fund and (ii) the Adviser and its affiliates.


Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                  Initial Sales Charge
                                                    Retained
                                                       by
                                                    Financial
                                                     Service
                                                    Firm as %
                                 as a % of             of
                             Amount     Offering    Offering
Amount Purchased            Invested      Price      Price
Less than $50,000              6.10%        5.75%      5.00%
$50,000 to less than
   $100,000                    4.71%        4.50%      3.75%
$100,000 to less than
   $250,000                    3.63%        3.50%      2.75%
$250,000 to less than
   $500,000                    2.56%        2.50%      2.00%
$500,000 to less than
   $1,000,000                  2.04%        2.00%      1.75%
$1,000,000 or more             0.00%        0.00%      0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                         Commission
First $3,000,000                           1.00%
Next $2,000,000                            0.50%
Over $5,000,000                            0.25% (1)

(1) Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.

The Colonial Asset Builder Program requires at least a $1,000 initial investment (maximum $4,000), a letter of intent to invest each month for 48 months 25% of the initial investment and reinvestment of all distributions. The sales charge is 5% of the offering price (5.26% of amount invested) except if four investments are missed then the sales charge becomes 6% of offering price on all investments (6.38% of amount invested). The financial service firm receives 4% of the offering price.


Class B Shares. Class B shares are offered at net asset value, without an initial sales charge and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


   Years After Purchase       Contingent Deferred
                                  Sales Charge

            0-1                       5.00%
            1-2                       4.00%
            2-3                       3.00%
            3-4                       3.00%
            4-5                       2.00%
            5-6                       1.00%
        More than 6                   0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


Class D Shares. Class D shares are offered at net asset value plus a 1.00% initial sales charge and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge (0.99% of the offering price) on redemptions made within one year from the first day of the month after purchase.


The Distributor pays financial service firms an initial commission of 1.85% on purchases of Class D shares and an ongoing commission of 0.65% annually. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. In addition, the ongoing commission is payable only for periods after the shares purchased have been outstanding for one year. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any) in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase price invested immediately. Investors investing for a relatively short period of time might consider Class D shares. Purchases of $250,000 or more must be for Class A or Class D shares. Purchases of $500,000 or more must be for Class A shares. Consult your financial service firm.


Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms that have made or may make significant sales. See the Statement of Additional Information for more information.


Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced, or without , initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information.


HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor. Stock power forms are available from your financial service firm, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent, and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.


HOW TO EXCHANGE SHARES


Exchanges at net asset value may be made among shares of the same class of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.


Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.


Class D Shares. Exchanges of Class D shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed.



TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or their financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.



12b-1 PLANS


Under 12b-1 plans, the Fund pays the Distributor monthly a service fee at the annual rate of 0.15% of the Fund's net assets attributed to shares outstanding prior to April 1, 1989, and 0.25% of the Fund's net assets attributed to outstanding shares issued thereafter.


The Fund also pays the Distributor monthly a distribution fee at the annual rate of 0.75% of the average daily net assets attributed to its Class B and Class D shares. Because the Class B and Class D shares bear the additional distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares were purchased. Class D shares do not convert. The multiple class structure could be terminated if certain Internal Revenue Service rulings are rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares and to defray other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Fund was organized in 1986 as successor to a corporation organized in 1904. It is a series of the Trust, which is a Massachusetts business trust organized in 1986. The Fund represents the entire interest in a separate portfolio of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing Trustees or approving a management contract. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA  02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA  02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA  02110-2624

Your financial service firm is:


Printed in U.S.A.



February 28, 1997


THE COLONIAL FUND


PROSPECTUS


The Colonial Fund seeks primarily income and capital growth and, secondarily, capital preservation.


For more detailed information about the Fund call the Adviser at 1-800-426-3750 for the February 28, 1997 Statement of Additional Information.










----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------



                               COLONIAL TRUST III
                               ------------------


                Cross Reference Sheet (The Colonial Fund-Class Z)
                -------------------------------------------------


Item Number of Form N-1A                               Prospectus Location or Caption
------------------------                               ------------------------------

Part A
------

1.                                                     Cover Page

2.                                                     Summary of Expenses

3.                                                     The Fund's Financial History

4.                                                     Organization and History; The Fund's Investment Objective;
                                                       How the Fund Pursues its Objective and Certain Risk Factors

5.                                                     Cover Page; How the Fund is Managed; Organization and
                                                       History; Back Cover

6.                                                     Organization and History; Distributions and Taxes; How to
                                                       Buy Shares

7.                                                     Summary of Expenses; How to Buy Shares; How the Fund
                                                       Values its Shares; Cover Page; Back Cover

8.                                                     Summary of Expenses; How to Sell Shares; How to Exchange
                                                       Shares; Telephone Transactions

9.                                                     Not Applicable

February 28, 1997


THE COLONIAL FUND

CLASS Z SHARES

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing. While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency. Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

The Colonial Fund (Fund), a diversified portfolio of Colonial Trust III (Trust), an open-end management investment company, seeks primarily income and capital growth and, secondarily, capital preservation.

The Fund is managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in the Class Z shares of the Fund.


Class Z shares may be purchased only by (i) certain institutions (including certain insurance companies and banks investing for their own account, trusts, endowment funds, foundations and investment companies) and defined benefit retirement plans investing a minimum of $5 million in the Fund and (ii) the Adviser and its affiliates.






                                                                        TF--0197



Read this Prospectus carefully and retain it for future reference. More detailed information about the Fund is in the February 28, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


Contents                                            Page

Summary of Expenses
The Fund's Financial History
The Fund's Investment Objectives
How the Fund Pursues its
  Objectives and Certain Risk Factors
How the Fund Measures its
  Performance
How the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
Organization and History


----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in Class Z shares of the Fund. See "How the Fund is Managed" for a more complete description of the Fund's various costs and expenses.



Shareholder Transaction Expenses (1)(2)

Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price)          0.00%
Maximum Contingent Deferred Sales Charge (as a % of offering price)                    0.00%



(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."


(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.



Annual Operating Expenses (as a % of average net assets)


Management fee                                                   0.55%
12b-1 fee                                                        0.00
Other expenses                                                   0.36
                                                                 ----
Total operating expenses                                         0.91%
                                                                 ====





Example

The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Class Z shares of the Fund for the periods specified, assuming a 5% annual return with or without redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.



Period:

1 year                                                           $   9
3 years                                                          $  29
5 years                                                          $  51
10 years                                                         $ 112

THE FUND'S FINANCIAL HISTORY (a)

The following is derived from the financial highlights for a Class Z share outstanding throughout each period which have been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1996 Annual Report and is incorporated by reference into the Statement of Additional Information.



                                                                      Class Z
                                                  ---------------------------------------
                                                                   Year
                                                                   ended
                                                                October 31
                                                  ---------------------------------------
                                                       1996                     1995(b)
                                                       ----                     -------
Net asset value - Beginning of period                $8.940                     $8.780
                                                     -------                    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.186                      0.041
Net realized and unrealized gain (loss)               1.192                      0.167
                                                      ------                     -----
  Total from Investment Operations                    1.378                      0.208
                                                      ------                     -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.182)                    (0.048)
From net realized gain on investments                (0.636)                       ---
                                                     -------                     -----
  Total Distributions Declared to Shareholders       (0.818)                    (0.048)
                                                     -------                    -------
Net asset value - End of period                      $9.500                     $8.940
                                                     =======                    ======
Total return(c)                                      16.50%                      2.02%(d)
                                                     ======                     ======
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                           0.91%                      0.93%(f)
Net investment income(e)                              2.06%                      2.66%(f)
Portfolio turnover                                      38%                        66%
Average commission rate(g)                          $0.0347                      -----
Net assets at end of period (000)                   $13,555                      $3,659



(a) Per share data was calculated using average shares outstanding during the period.
(b) Class Z shares were initially offered on July 31, 1995. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(f)  Annualized.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable without charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVES

The Fund seeks primarily income and capital growth and, secondarily, capital preservation.


HOW THE FUND PURSUES ITS OBJECTIVES AND CERTAIN RISK FACTORS


The Fund seeks to achieve its objectives by investing in both equity securities and U.S. government debt securities. The allocation at any given time will be based on the availability of common stocks meeting the criteria described below and on the Adviser's assessment of the relative risk and expected performance of each market. Normally, the Fund will invest primarily in equity securities.


Equity Securities Generally. The Fund may invest without limit in U.S. stock exchange or NASDAQ National Market System listed common stocks and foreign common stocks which, when purchased, meet quantitative standards which in the Adviser's judgment indicate above average financial soundness and high intrinsic value relative to price. Companies in which the Fund invests will fall into one of the following three categories:


1. Companies whose current business activities provide earnings, dividends or assets that represent above average value for each dollar invested; or


2. Companies whose business activities are concentrated in industries or business strategies which are expected to provide above average stability or value in turbulent markets; or


3. Companies with anticipated business growth prospects that represent above average value for each dollar invested.


For this purpose, "average" will not be pegged to a specific index but rather determined in the Adviser's judgment based on an eligible universe of securities of appropriate market capitalization for which sufficient data is available. Such average may also be qualified by industry group or sector.


Up to 5% of the Fund's net assets may be invested in common stocks not meeting any of the foregoing conditions at the time of purchase.


U.S Government Securities. U.S. government securities include (1) U.S. treasury obligations and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities (Agency Securities) which are supported by: (a) the full faith and credit of the U.S. government, (b) the right of the issuing agency to borrow under a line of credit with the U.S. treasury, (c) the discretionary power of the U.S. government to purchase obligations of the agency or (d) the credit of the agency. Agency Securities include securities commonly referred to as mortgage-backed securities, the principal and interest on which are paid from principal and interest payments made on pools of mortgage loans. These include securities commonly referred to as "pass-throughs," "collateralized mortgage obligations" (CMOs) and "real estate mortgage investment conduits" (REMICs). The Fund will not invest in residual classes of CMOs. The Fund may invest in U.S. government securities of any maturity that pay fixed, floating or adjustable interest rates.


The Fund may invest in U.S. government securities on a when-issued basis. This means that the Fund will enter into a contract to purchase the underlying security for a fixed price on a date beyond the customary settlement date. No interest accrues until settlement.


While U.S. government securities are considered virtually free of default risk, their values nevertheless generally fluctuate inversely with changes in interest rates. Further, mortgage-backed securities may decline in value more substantially than comparable maturity treasury securities given an interest rate increase, but may not increase in value as much given an interest rate decline. This is because the mortgages underlying the securities can be prepaid, and prepayment rates tend to increase as interest rates decline (effectively shortening the mortgage-backed security's maturity) and decrease as interest rates rise (effectively lengthening the mortgage-backed security's maturity).


Pre-payments of mortgage-backed securities purchased at a premium may also result in a loss equal to the premium. If interest rates have declined, pre-paid principal may only be able to be reinvested at lower yields, lowering the Fund's yield.




Adjustable or floating rate securities will not fluctuate in value as much as fixed rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund.


Foreign Investments. Investments in foreign securities have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.






Foreign Currency Transactions. In connection with its investments in foreign securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.




Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, treasury bills, U.S. government securities and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the e Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 10% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.


Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.


Other. The Fund may not always achieve its investment objectives. The Fund's investment objectives and non-fundamental investment policies may be changed without shareholder approval. The Fund will notify investors in connection with any material change in the Fund's investment objectives. If there is a change in the investment objectives shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. The Fund's fundamental policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.



HOW THE FUND MEASURES ITS PERFORMANCE


Performance may be quoted in sales literature and advertisements. Average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions. Other total returns differ from the average annual total return only in that they may relate to different time periods and may represent aggregate as opposed to average annual total returns.


Yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Distribution rate is calculated by dividing the most recent quarter's distributions, annualized, by the net asset value at the end of the quarter. Performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.


HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


Colonial Investment Services, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc. which is in turn an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.55% of the Fund's average daily net assets in fiscal year 1996.


Daniel Rie, Director and Senior Vice President of the Adviser and head of the Equity Group, has either managed or co-managed the Fund since 1993 and has managed various other Colonial equity funds since 1986.


James P. Haynie, Vice President of the Adviser, has co-managed the Fund since 1997. Prior to joining the Adviser in 1993, Mr. Haynie was a Vice President at Massachusetts Financial Services Company and a Portfolio Manager at Trinity Investment Management.


Gordon Johnson, Vice President of the Adviser, has co-managed the Fund since 1997 and has served as Senior Equity Analyst since 1993. Prior to joining the Adviser in 1993, Mr. Johnson was a Doctoral candidate in Finance at the University of Massachusetts.


The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.


The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.



HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total net asset value attributable to Class Z shares by the number of Class Z shares outstanding. Shares are valued as of the close of the New York Stock Exchange (Exchange)(normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.



DISTRIBUTIONS AND TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income quarterly and any net realized gain at least annually.


Distributions are invested in additional Class Z shares at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional Class Z shares at net asset value. To change your election, call the Transfer Agent for information.

Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.


HOW TO BUY SHARES

Class Z shares are offered continuously at net asset value without a sales charge. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by it before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value. Certificates will not be issued for Class Z shares. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information. A shareholder's manual explaining all available services will be provided upon request.

Other Classes of Shares. In addition to Class Z shares, the Fund offers three other classes of shares, Classes A, B and D, through a separate Prospectus.



Which Class is more beneficial to an investor depends on the amount and intended length of the investment. In general, anyone eligible to purchase Class Z shares, which do not bear 12b-1 fees or contingent deferred sales charges, should do so in preference over other classes.


Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. Initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with certain other Colonial funds. See the Statement of Additional Information for more information.


HOW TO SELL SHARES


Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).


Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor. Stock power forms are available from your financial service firm, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611


Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.


HOW TO EXCHANGE SHARES

Class Z shares may be exchanged at net asset value into the Class A shares of any other Colonial fund. Carefully read the prospectus of the fund into which you are exchanging before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.



TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or their financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.



ORGANIZATION AND HISTORY

The Fund was organized in 1986 as successor to a corporation organized in 1904. It is a series of the Trust, which is a Massachusetts business trust organized in 1986. The Fund represents the entire interest in a separate portfolio of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing Trustees or approving a management contract. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA  02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA  02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA  02110-2624

Your financial service firm is:



Printed in U.S.A.



February 28, 1997


THE COLONIAL FUND

CLASS Z SHARES


PROSPECTUS


The Colonial Fund seeks primarily income and capital growth and, secondarily, capital preservation.


For more detailed information about the Fund call the Adviser at 1-800-426-3750 for the February 28, 1997 Statement of Additional Information.

















--------------------------------------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

--------------------------------------------------------

[LOGO]  COLONIAL
        Mutual Funds

        One Financial Center
        Boston, Massachusetts
        02111-2621
        617-426-3750

                               COLONIAL TRUST III
                               ------------------


          Cross Reference Sheet (Colonial International Horizons Fund formerly known as Colonial Global Natural Resources Fund)
          ------------------------------------------------------------


Item Number of Form N-1A                               Prospectus Location or Caption
------------------------                               ------------------------------

Part A
------

1.                                                     Cover Page

2.                                                     Summary of Expenses

3.                                                     The Fund's Financial History

4.                                                     Organization and History; The Fund's Investment Objective;
                                                       How the Fund Pursues its Objective and Certain Risk Factors

5.                                                     Cover Page; How the Fund is Managed; Organization and
                                                       History; Back Cover

6.                                                     Organization and History; Distributions and Taxes; How to
                                                       Buy Shares

7.                                                     Summary of Expenses; How to Buy Shares; How the Fund
                                                       Values its Shares; Cover Page; 12b-1 Plans; Back Cover

8.                                                     Summary of Expenses; How to Sell Shares; How to Exchange
                                                       Shares; Telephone Transactions

9.                                                     Not Applicable

February 28, 1997


COLONIAL

INTERNATIONAL HORIZONS  FUND


PROSPECTUS


BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.


Colonial International Horizons Fund (Fund), a non-diversified portfolio of Colonial Trust III (Trust), an open-end management investment company, seeks preservation of capital purchasing power and long-term growth.


The Fund is managed by the Adviser, an investment adviser since 1931.


This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the February 28, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.
                                                                        NR--0197


The Fund offers two classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; and Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."


Contents                                                                   Page
Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues its Objective
  and Certain Risk Factors
How the Fund Measures its Performance
How the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History
Appendix

-------------------------------------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

-------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses(1)(2)

                                                                                                 Class A       Class B
Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price)(3)                 5.75%         0.00%(5)
Maximum Contingent Deferred Sales Charge (as a % of offering price)(3)                           1.00%(4)      5.00%



(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)  Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(5) Because of the 0.75% distribution fee applicable to Class B shares, long-term Class B shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.

Annual Operating Expenses (as a % of average net assets)

                                       Class A           Class B

Management fee                          0.75%             0.75%
12b-1 fees                              0.25              1.00
Other expenses                          0.61              0.61
                                                          ----
Total operating expenses                1.61%             2.36%
                                                          =====


Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

                          Class A                  Class B

Period:                                   (6)                (7)
1 year                73                  74                 24
3 years               105                 104                74
5 years               140                 146                126
10 years              237                 251(8)             251(8)


(6)  Assumes redemption at period end.

(7)  Assumes no redemption.
(8) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

THE FUND'S FINANCIAL HISTORY (a)

The following financial highlights for a share outstanding throughout each period has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1996 Annual Report and is incorporated by reference into the Statement of Additional Information. During the periods shown, the Fund's portfolio was guided by different investment policies than are now in effect.




                                                                                  Year ended October 31
                                                  ------------------------------------------------------------------------------
                                                          1996                         1995                        1994
                                                  ------------------------------------------------------------------------------
                                                  Class A        Class B       Class A         Class B     Class A      Class B
                                                  -------        -------       -------         -------     -------      -------
 Net asset value - Beginning of period             $12.430       $12.380       $13.160        $13.110      $12.160       $12.130
                                                   --------      --------      --------       --------     --------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.075        (0.026)        0.102          0.009        0.114         0.019
Net realized and unrealized gain (loss)              2.525         2.506        (0.496)        (0.489)       1.104         1.097
                                                     ------        ------       -------        -------       ------        -----
      Total from Investment Operations               2.600         2.480        (0.394)        (0.480)       1.218         1.116
                                                     ------        ------       -------        -------       ------        -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.080)     ----            (0.106)        (0.020)      (0.118)       (0.036)
From net realized gains                             (0.630)       (0.630)       (0.230)        (0.230)      (0.100)       (0.100)
                                                    -------       -------       -------        -------      -------       -------
    Total Distributions Declared to Shareholders    (0.710)       (0.630)       (0.336)        (0.250)      (0.218)       (0.136)
                                                    -------       -------       -------        -------      -------       -------
Net asset value - End of period                    $14.320       $14.230       $12.430        $12.380      $13.160       $13.110
                                                   --------      --------      ========       ========     ========      =======
Total return(c)                                     21.69%        20.70%        (2.88)%        (3.56)%      10.14%         9.28%
                                                    ------        ------        -------        -------      ------         -----
RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.61%(d)      2.36%(d)       1.66%(d)       2.41%(d)    1.70%         2.45%
Net investment income                                0.56%(d)    (0.19)%(d)       0.82%(d)       0.07%(d)    0.90%         0.15%
Portfolio turnover                                     84%           84%            65%            65%         15%           15%
Average commission rate(e)                        $0.0268       $0.0268           ---            ---          ---           ---
Net assets at end of period (000)                 $36,655       $25,482        $31,297        $20,931     $36,830       $22,458


                                                                                                 Period ended
                                                             Year ended October 31                October 31
                                                        -------------------------------------------------------------
                                                                    1993                            1992(b)
                                                        -----------------------------    ----------------------------
                                                           Class A        Class B         Class A         Class B
 Net asset value - Beginning of period                     $9.750          $9.720         $10.000          $10.000
                                                           -------         -------        --------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.099           0.018           0.042            0.012
Net realized and unrealized gain (loss)                     2.429           2.431          (0.292)          (0.292)
                                                            ------          ------         -------          -------
      Total from Investment Operations                      2.528           2.449          (0.250)          (0.280)
                                                            ------          ------         -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.118)         (0.039)          ---              ---
From net realized gains                                     ---             ---             ---              ---
                                                            ------          ------         -------          -------
    Total Distributions Declared to Shareholders           (0.118)         (0.039)          ---              ---
                                                            ------          ------         -------          -------
Net asset value - End of period                           $12.160         $12.130          $9.750           $9.720
                                                          ========        ========         =======          ======
Total return(c)                                            26.20%          25.30%           (2.50)%(f)       (2.80)%(f)
                                                          --------        --------         -------          -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                    1.88%           2.63%            2.45%(g)         3.20%(g)
Net investment income                                       0.92%           0.17%            1.07%(g)         0.32%(g)
Portfolio turnover                                            14%             14%              89%(g)           89%(g)
Average commission rate(e)                                  ---             ---             ---               ---
Net assets at end of period (000)                        $31,098          $7,179          $27,790           $4,444


(a) Per share data was calculated using average shares outstanding method during the period.
(b)  The Fund commenced investment operations on June 8, 1992.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(e) For fiscal years beginning on or after september 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


(f)  Not annualized.


(g)  Annualized.


Further performance information is contained in the fund's annual report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks preservation of capital purchasing power and long-term growth.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS


The Fund seeks to achieve its objective by investing primarily in equity securities of companies in industries and markets which the Adviser believes will have favorable sensitivity to inflation in the U.S. economy and by investing in equity securities of companies which the Adviser believes will provide superior long-term growth. Inflation sensitive companies may include, but need not be limited to, companies engaged in the development and processing of natural resources and companies engaged in consumer-oriented businesses. Normally at least 65% of the Fund's total assets will be invested in securities of companies that are located or traded outside the U.S.


The Fund may invest in securities issued by smaller, less well established companies, possibly traded over-the-counter, as well as those of larger, more established companies traded on exchanges. The Fund's foreign investments may include securities issued by companies located in less developed countries (so-called "emerging markets"). The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer, increasing the risk of loss as compared to a similar diversified mutual fund.


Equity Securities Generally. The equity securities in which the Fund invests may include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock and sponsored and unsponsored American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities).


Debt Securities Generally. The debt securities in which the Fund may invest include investment grade, lower-rated (including bonds in the lowest rating categories) and unrated securities that pay fixed, floating or adjustable interest rates.

The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities.

Foreign Investments. Investments in foreign securities and sponsored and unsponsored American Depository Receipts have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.


Foreign Currency Transactions. In connection with its investments in foreign securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.


Lower Rated Debt Securities. Lower rated debt securities (commonly referred to as junk bonds) are debt securities which, because of the likelihood that the issuers will default, are not investment grade (i.e., are rated below BBB by Standard & Poor's Corporation (S&P) or below Baa by Moody's Investors Service (Moody's), or are unrated but considered by the Adviser to be of comparable credit quality). Because of the increased risk of default, these securities generally have higher nominal interest rates than higher quality securities.


The Fund may purchase bonds in the lowest rating categories (C for Moody's and D for S&P) and comparable unrated securities. However, the Fund will only purchase securities rated Ca or lower by Moody's or CC or lower by S&P if the Adviser believes the quality of such securities is higher than indicated by the rating.


The values of lower rated securities are more likely to fluctuate directly, rather than inversely, with changes in interest rates. This is because increases in interest rates often are associated with an improving economy, which may translate into an improved ability of the issuers to pay off their bonds (lowering the risk of default). Lower rated bonds also are generally considered significantly more speculative and likely to default than higher quality bonds. Relative to other debt securities, their values tend to be more volatile because: (i) an economic downturn may more significantly impact their potential for default, and (ii) the secondary market for such securities may at times be less liquid or respond more adversely to negative publicity or investor perceptions, making it more difficult to value or dispose of the securities. The likelihood that these securities will help the Fund achieve its investment objective is more dependent on the Adviser's own credit analysis. During the fiscal period ended October 31, 1996, the Fund had less than 2.00% of its total average annual assets invested in lower rated bonds.


Small Companies. The smaller, less well established companies in which the Fund may invest may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange listed securities of larger companies.

Index and Interest Rate Futures; Options. The Fund may purchase and sell (i) U.S. and foreign stock and bond index futures contracts, (ii) U.S. and foreign interest rate futures contracts and (iii) options on any of the foregoing. Such transactions will be entered into (i) to gain exposure to a particular market pending investment in individual securities, or (ii) to hedge against increases in interest rates. The Fund also may purchase and write options on individual securities. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. An option generally gives the option holder the right, but not the obligation, to purchase or sell the underlying instrument prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option. Transactions in futures and related options may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. In addition, if the Adviser's prediction on rates or stock market movements is inaccurate, the Fund may be worse off than if it had not hedged. The total market value of securities to be acquired or delivered pursuant to options contracts entered into by the Fund will not exceed 5% of the Fund's total assets. In addition, the Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on existing futures and related options positions would exceed 5% of the Fund's total assets.


Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, Treasury bills and repurchase agreements. Some or all of the Fund's assets may be invested in such instruments and U.S. Government securities during unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian, and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 10% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.


Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.


Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund will notify investors in connection with any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in the investment objective. The Fund's fundamental investment policies listed in the Statement of Additional information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUND MEASURES ITS PERFORMANCE


Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares, and the contingent deferred sales charge applicable to the time period quoted on Class B shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges.


Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent twelve months' distributions from net investment income by the maximum offering price of that Class at the end of the period. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information.
All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


Colonial Investment Services, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.75% of the Fund's average daily net assets in fiscal year 1996.



Gita Rao, Vice President of the Adviser, manages the Fund. Ms. Rao has managed various other Colonial funds since 1996. Prior to joining the Adviser in 1995, she was a Quantitative Research Analyst at Fidelity Management & Research Company, and a Vice President in the equity research group at Kidder, Peabody and Company.


The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.


The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.


HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income semi-annually and any net realized gain, at least annually.


Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at the net asset value. To change your election, call the Transfer Agent for information. Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.


The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50; and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                   Initial Sales Charge
                           -------------------------------------
                                                    Retained by
                                               Financial Service
                                                     Firm as
                                   as % of            % of
                           -------------------------
                            Amount       Offering     Offering
Amount Purchased           Invested      Price        Price
Less than $50,000          6.10%         5.75%        5.00%
$50,000 to less
  than $100,000            4.71%         4.50%        3.75%
$100,000 to less
  than $250,000            3.63%         3.50%        2.75%
$250,000 to less
  than $500,000            2.56%         2.50%        2.00%
$500,000 to less
  than $1,000,000          2.04%         2.00%        1.75%
$1,000,000 or more         0.00%         0.00%        0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                       Commission
First $3,000,000                         1.00%
Next $2,000,000                          0.50%
Over $5,000,000                          0.25% (1)

(1)  Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.


Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


            Years                    Contingent Deferred
        After Purchase                  Sales Charge
            0-1                             5.00%
            1-2                             4.00%
            2-3                             3.00%
            3-4                             3.00%
            4-5                             2.00%
            5-6                             1.00%
        More than 6                         0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Purchases of $250,000 or more must be for Class A shares. Consult your financial service firm.


Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.


Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive at least 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.


HOW TO SELL SHARES


Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).


Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

HOW TO EXCHANGE SHARES


Exchanges at net asset value may be made among shares of the same class of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which, exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS


Under 12b-1 Plans, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares. The Fund also pays the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B shares. Because the Class B shares bear the additional distribution fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

                                       S&P


AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA bonds have a very strongcapacity to pay interest and repay principal, and they differ from AAA only in small degree.


A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.


BB, B, CCC and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.


C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears.

Plus(+) or minus (-) are modifiers relative to the standing within the major rating categories.

                                     MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.


A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108-2624

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:










Printed in U.S.A.


February 28, 1997


COLONIAL

INTERNATIONAL HORIZONS FUND


PROSPECTUS



Colonial International Horizons Fund seeks preservation of capital purchasing power and long-term growth.


For more detailed information about the Fund, call the Adviser at 1-800-426-3750 for the February 28, 1997 Statement of Additional Information.















-------------------------------------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

-------------------------------------------------------

                               COLONIAL TRUST III
                               ------------------


               Cross Reference Sheet (Colonial Global Equity Fund)
               ---------------------------------------------------


Item Number of Form N-1A                               Prospectus Location or Caption
------------------------                               ------------------------------

Part A
------

1.                                                     Cover Page

2.                                                     Summary of Expenses

3.                                                     The Fund's Financial History

4.                                                     Organization and History; The Fund's Investment Objective;
                                                       How the Fund Pursues its Objective and Certain Risk Factors

5.                                                     Cover Page; How the Fund is Managed; Organization and
                                                       History; Back Cover

6.                                                     Organization and History; Distributions and Taxes; How to
                                                       Buy Shares

7.                                                     Summary of Expenses; How to Buy Shares; How the Fund
                                                       Values its Shares; Cover Page; 12b-1 Plans; Back Cover

8.                                                     Summary of Expenses; How to Sell Shares; How to Exchange
                                                       Shares; Telephone Transactions

9.                                                     Not Applicable

February 28, 1997


COLONIAL GLOBAL
EQUITY FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.


While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial Global Equity Fund (Fund), a diversified portfolio of Colonial Trust III (Trust), seeks long-term growth by investing primarily in global equities.


The Fund is managed by the Adviser, an investment adviser since 1931.


This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the February 28, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.



                                                                 GE-01/345D-0297



The Fund offers two classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; and Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."



Contents                                                    Page
Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues its Objective and
  Certain Risk Factors
How the Fund Measures its Performance
How the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History



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      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses(1)(2)

                                                                                                 Class A        Class B

Maximum initial sales charge imposed on a purchase (as a % of offering price) (3)                 5.75%          0.00%(5)
Maximum contingent deferred sales charge (as a % of offering price) (3)                           1.00%(4)       5.00%


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)  Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(5) Because of the 0.75% distribution fee applicable to Class B shares, long-term Class B shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.



Annual Operating Expenses (as a % of average net assets)



                                            Class A          Class B

Management fee                                 0.75%           0.75%
12b-1 fees                                     0.25            1.00
Other expenses                                 0.58            0.58
Total operating expenses(6)                    1.58%           2.33%



(6) Total operating expenses, excluding brokerage, interest, taxes, 12b-1 distribution and service fees and extraordinary expenses, are until further notice, voluntarily limited by the Adviser to 1.40% of the Fund's average net assets.


Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.


                                    Class A             Class B
Period:                                            (7)              (8)
 1 year                             $  73       $   74           $   24
 3 years                              104          103               73
 5 years                              138          144              124
10 years                              234          248(9)           248(9)



(7)  Assumes redemption at period end.
(8)  Assumes no redemption.
(9) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

THE FUND'S FINANCIAL HISTORY (b)



The following financial highlights for a share outstanding throughout each period has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1996 Annual Report and is incorporated by reference into the Statement of Additional Information.


                                                                          Year ended October 31
                                                 -----------------------------------------------------------------------------
                                                        1996                       1995                     1994
                                                 -----------------------------------------------------------------------------
                                                 Class A       Class B       Class A     Class B     Class A      Class B
                                                 -------       -------       -------     -------     -------      -------

Net asset value - Beginning of period             $12.450      $12.390       $12.690     $12.630      $11.760      $11.720
                                                  --------     --------      --------    --------     --------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                            0.123        0.027         0.167       0.076        0.170        0.077
Net realized and unrealized gain (loss)             1.664        1.634         0.735       0.735        0.969        0.959
                                                    ------       ------        ------      ------       ------       -----
  Total from Investment Operations                  1.787        1.661         0.902       0.811        1.139        1.036
                                                    ------       ------        ------      ------       ------       -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.098)      (0.027)       (0.198)     (0.107)      (0.166)      (0.083)
In excess of net investment income                 (0.035)      (0.010)       ----        ----         ----         ----
From net realized gains                            (0.664)      (0.664)       (0.944)     (0.944)      (0.043)      (0.043)
                                                   -------      -------       -------     -------      -------      -------
  Total Distributions Declared to Shareholders     (0.797)      (0.701)       (1.142)     (1.051)      (0.209)      (0.126)
                                                   -------      -------       -------     -------      -------      -------
Net asset value - End of period                   $13.440      $13.350       $12.450     $12.390      $12.690      $12.630
                                                  ========     ========      ========    ========     ========     =======
Total return(d)                                    15.10%       14.04%         8.23%(e)     7.43%(e)     9.76%(e)     8.88%(e)
                                                   ======       ======         =====       =====         =====        =====
RATIOS TO AVERAGE NET ASSETS
Operating expenses                                  1.58%(f)     2.33%(f)      1.36%(f)     2.11%(f)     1.25%        2.00%
Interest expense                                   ---          ---            ---         ---           ---          ---
Fees and expenses waived or borne by the Adviser   ---          ---            0.26%(f)     0.26%(f)     0.36%        0.36%
Net investment income                               0.96%(f)     0.21%(f)      1.40%(f)     0.65%(f)     1.38%        0.63%
Portfolio turnover                                   125%         125%           74%          74%          52%          52%
Average commission rate (i)                       $0.0261      $0.0261           ---          ---         ---          ---
Net assets at end of period (000)                 $19,092      $65,714       $11,501      $59,131      $10,525      $63,139

(a)  Net of fees and expenses waived or borne
  by the Adviser which amounted to:               ---          ---           $0.031       $0.031       $0.045       $0.045



                                                                                                       Period ended
                                                                                                        October 31
                                                  -----------------------------------------------------------------------
                                                                1993                                       1992(c)
                                                  -----------------------------------------------------------------------
                                                       Class A            Class B                 Class A             Class B
Net asset value - Beginning of period                  $9.340             $9.310                 $10.000             $10.000
                                                       -------            -------                --------            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                                0.182              0.104                   0.088               0.059
Net realized and unrealized gain (loss)                 2.461              2.447                  (0.748)             (0.749)
                                                        ------             ------                 -------             -------
  Total from Investment Operations                      2.643              2.551                  (0.660)             (0.690)
                                                        ------             ------                 -------             -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.223)            (0.141)                  ---                 ---
In excess of net investment income                      ---                ---                     ---                 ---
From net realized gains                                 ---                ---                     ---                 ---
                                                       -------            -------                  -----              -----
  Total Distributions Declared to Shareholders         (0.223)            (0.141)                  ---                 ---
                                                       -------            -------                  -----              -----
Net asset value - End of period                       $11.760            $11.720                  $9.340              $9.310
                                                      ========           ========                 =======             ======
Total return(d)                                         28.77%(e)          27.70%(e)               (6.59)%(e)(g)       (6.90)%(e)(g)
                                                       ======             ======                 =======             =======
RATIOS TO AVERAGE NET ASSETS
Operating expenses                                      1.25%              2.00%                    1.25%(h)            2.00%(h)
Interest expense                                        0.01%              0.01%                    ---                 ---
Fees and expenses waived or borne by the Adviser        0.51%              0.51%                    0.67%(h)            0.67%(h)
Net investment income                                   1.75%              1.00%                    2.25%(h)            1.50%(h)
Portfolio turnover                                        58%                58%                      14%(h)              14%(h)
Average commission rate (i)                              ---                ---                     ---                 ---
Net assets at end of period (000)                     $1,769            $40,837                     $164             $32,099

(a)  Net of fees and expenses waived or borne
  by the Adviser which amounted to:                   $0.053             $0.053                   $0.026              $0.026


(b) Per share data was calculated using average shares outstanding during the period.
(c)  The Fund commenced investment operations on June 8, 1992.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. The prior years' ratios are net of benefits received, if any.
(g)  Not annualized.
(h)  Annualized.
(i) For the fiscal years)beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.



Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term growth by investing primarily in global equities.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS


The Fund seeks to achieve its objective by investing primarily in equity securities of companies and governments of any nation. The Fund may also invest in debt securities of companies and governments of any nation. Normally (i) at least 65% of the Fund's total assets will be in equity securities; and (ii) the Fund will be invested in equity securities of issuers in at least three countries including the U.S.



Equity Securities Generally. Equity securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock and sponsored and unsponsored American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities). Equity securities also include shares issued by closed-end investment companies that invest primarily in the foregoing securities.


Debt Securities Generally. Debt securities generally include U.S. and foreign government debt securities and corporate debt securities, including Samurai and Yankee bonds, Eurobonds and American Depository Receipts, investment grade obligations (i.e., securities rated Baa or better by Moody's Investors Service (Moody's) or similarly rated by other rating services) or non-rated debt obligations that the Adviser considers to be of comparable quality. The Fund may invest in debt securities of any maturity that pay fixed, floating and adjustable interest rates. The values of debt securities generally fluctuate inversely with changes in interest rates in the countries where the securities are issued.


Foreign Investments. Investments in foreign securities (both debt and equity) and sponsored and unsponsored American Depository Receipts have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.



Foreign Currency Transactions. In connection with its investments in foreign securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund; or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.


Index and Interest Rate Futures. The Fund may purchase and sell (i) U.S. and foreign stock and bond index futures contracts, (ii) U.S. and foreign interest rate futures contracts and (iii) options on any of the foregoing. Such transactions will be entered into (i) to gain exposure to a particular market pending investment in individual securities, or (ii) to hedge against increases in interest rates. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. An option on a futures contract generally gives the option holder the right, but not the obligation, to purchase or sell the futures contract prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option. Transactions in futures and related options may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. In addition, if the Adviser's prediction on rates or stock market movements is inaccurate, the Fund may be worse off than if it had not hedged. The total market value of securities to be acquired or delivered pursuant to options contracts entered into by the Fund, will not exceed 5% of the Fund's total assets. In addition, the Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on existing futures and related options positions would exceed 5% of the Fund's total assets.

Small Companies. The smaller, less well established companies in which the Fund may invest may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange listed securities of larger companies.

Other Investment Companies. Up to 10% of the Fund's total assets may be invested in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, treasury bills, U.S. government securities and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 10% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.

Short Sales. The Fund may sell securities short against the box (i.e., against securities that the Fund already holds) but will not do so if, as a result, more than 15% of its total assets is committed as collateral.

Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.


Other. The Fund may trade portfolio securities for short-term profits to take advantage of price differentials. These trades are limited by certain Internal Revenue Code requirements. High portfolio turnover may result in higher transaction costs and higher levels of realized capital gains.



The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund will notify investors in connection with any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in investment objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUND MEASURES ITS PERFORMANCE


Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares, and the contingent deferred sales charge applicable to the time period quoted on Class B shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges.


Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent month's distributions, annualized, by the maximum offering price of that Class at the end of the period. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information.

All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


Colonial Investment Services, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.



The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.75% of the Fund's average daily net assets in fiscal year 1996.



Gita Rao, Vice President of the Adviser, manages the Fund. Ms. Rao has managed various other Colonial funds since 1996. Prior to joining the Adviser in 1995, she was a Quantitative Research Analyst at Fidelity Management & Research Company, and a Vice President in the equity research group at Kidder, Peabody and Company.


The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.


The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.


HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income semi-annually and any net realized gain, at least annually.



Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information.


Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.


HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.


The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50; and the minimum initial investment for the Colonial retirement account is $25. Certificates will not be issued for Class B shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.



Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:


                                  Initial Sales Charge
                                  --------------------

                                                   Retained
                                                      by
                                                   Financial
                                                    Service
                                   as % of          Firm as
                             -------------------     % of
                              Amount    Offering   Offering
                             Invested     Price      Price
Less than $50,000              6.10%      5.75%      5.00%
$50,000 to less than
     $100,000                  4.71%      4.50%      3.75%
$100,000 to less than
     $250,000                  3.63%      3.50%      2.75%
$250,000 to less than
     $500,000                  2.56%      2.50%      2.00%
$500,000 to less than
     $1,000,000                2.04%      2.00%      1.75%
$1,000,000 or more             0.00%      0.00%      0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                               Commission
First $3,000,000                                 1.00%
Next $2,000,000                                  0.50%
Over $5,000,000                                  0.25%(1)


(1)  Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.


Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


          Years               Contingent Deferred
      After Purchase             Sales Charge
           0-1                       5.00%
           1-2                       4.00%
           2-3                       3.00%
           3-4                       3.00%
           4-5                       2.00%
           5-6                       1.00%
       More than 6                   0.00%


Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Purchases of $250,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.


Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."



Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.



In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.


HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

Selling Shares Directly to the Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.




HOW TO EXCHANGE SHARES


Exchanges at net asset value may be made among shares of the same class of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or their financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS


Under 12b-1 Plans, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares. The Fund also pays the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B shares. Because the Class B shares bear the additional distribution fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:



Printed in U.S.A.


February 28, 1997


COLONIAL GLOBAL
EQUITY FUND

PROSPECTUS


Colonial Global Equity Fund seeks long-term growth by investing primarily in global equities.


For more detailed information about the Fund, call the Adviser at 1-800-426-3750 for the February 28, 1997 Statement of Additional Information.









----------------------------- --------------------------
      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE
----------------------------- --------------------------

                               COLONIAL TRUST III
                               ------------------


             Cross Reference Sheet (Colonial Global Utilities Fund)
             ------------------------------------------------------


Item Number of Form N-1A                               Prospectus Location or Caption
------------------------                               ------------------------------

Part A
------

1.                                                     Cover Page

2.                                                     Summary of Expenses

3.                                                     The Fund's Financial History

4.                                                     Organization and History; The Fund's Investment Objective;
                                                       How the Fund Pursues its Objective and Certain Risk Factors

5.                                                     Cover Page; How the Fund is Managed; Organization and
                                                       History; Back Cover

6.                                                     Organization and History; Distributions and Taxes; How to
                                                       Buy Shares

7.                                                     Summary of Expenses; How to Buy Shares; How the Fund
                                                       Values its Shares; Cover Page; 12b-1 Plans; Back Cover

8.                                                     Summary of Expenses; How to Sell Shares; How to Exchange
                                                       Shares; Telephone Transactions

9.                                                     Not Applicable

February 28, 1997


COLONIAL GLOBAL UTILITIES FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial Global Utilities Fund (Fund), a diversified portfolio of Colonial Trust III (Trust), an open-end management investment company seeks current income and long-term growth of capital and income.

The Fund is the successor by reorganization of the Liberty Financial Utilities Fund. The reorganization occurred on March 24, 1995. All references to the Fund as of a time prior to such date are to the Liberty Financial Utilities Fund.

Unlike a traditional mutual fund which invests directly in individual securities, the Fund seeks to achieve its objective by investing all of its assets in the LFC Utilities Trust (Portfolio), an open-end management investment company having the same objective as the Fund. The Fund's investment experience will correspond directly to that of the Portfolio. The Portfolio is managed by Stein Roe & Farnham Incorporated (Adviser), successor to an investment advisory business that was founded in 1932.


This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the February 28, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


The Fund offers three classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class D shares are offered at net asset value plus a small initial sales charge and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."


Contents                                                 Page
Summary of Expenses
The Fund's Financial History
Two-Tiered Structure
The Fund's Investment Objective
How the Fund Pursues its Objective
  and Certain Risk Factors
How the Fund Measures its Performance
How the Fund and the Portfolio are
  Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History
Appendix


----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. Annual Operating Expenses include the expenses of the Portfolio. See "How the Fund and the Portfolio are Managed" and "12b-1 Plans" for more complete descriptions of the Fund's and/or Portfolio's various costs and expenses.

Shareholder Transaction Expenses (1)(2)


                                                                        Class A              Class B              Class D
 Maximum Sales Charge (as a % of offering price)(3)                      5.75%                5.00%               1.99%(5)
 Maximum Initial Sales Charge Imposed on a Purchase
   (as a %  of offering price) (3)                                       5.75%                0.00%(5)            1.00%(5)
 Maximum Contingent Deferred Sales Charge
   (as a % of offering price) (3)                                        1.00%(4)             5.00%               0.99%


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)       Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(5) Because of the 0.75% distribution fee applicable to Class B and D shares, long-term Class B and Class D shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately eight years, this is less likely for Class B shares than for a class without a conversion feature. Annual Operating Expenses (as a % of average net assets) Class A Class B Class D

                                                        Class A                 Class B                  Class D
 Management and administration fees                     0.65%                   0.65%                     0.65%
 12b-1 fees                                             0.25                    1.00                      1.00
 Other expenses of the
 Fund..................................                 0.43                    0.43                      0.43
 Other expenses of the
 Portfolio...........................                   0.05                    0.05                      0.05
                                                        ----                    ----                      ----
 Total operating expenses                               1.38%                   2.13%                     2.13%
                                                        ====                    ====                       ====


Amounts in the table reflect the aggregate operating expenses incurred by the Fund and the Portfolio during the fiscal year ended October 31, 1996.


Example

The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:


                                              Class A                         Class B                   Class D
Period                                                                 (6)            (7)            (6)            (7)
1 year                                          $ 71                 $ 72           $ 22           $ 41           $ 31
3 years                                           99                   97             67             76             76(9)
5 years                                          129                  135            115            123            123
10 years                                         214                  228            228(8)         254            254


(6)     Assumes redemption at period end.
(7)     Assumes no redemption.

(8) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

(9) Class D shares do not incur a contingent deferred sales charge on redemptions made after one year.

--------------------------------------------------------
THE FUND'S FINANCIAL HISTORY
--------------------------------------------------------

The following financial highlights for a share outstanding throughout the year ended October 31, 1996, have been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1996 Annual Report and is incorporated by reference into the Statement of Additional Information. The financial highlights for a share outstanding for each of the periods prior to the year ended October 31, 1995 were audited by KPMG Peat Marwick LLP, independent auditors.



                                                                                 CLASS A
                                                  ------------------------------------------------------------------------------
                                                                                                              Period ended
                                                           Year ended October 31                               October 31
                                                  ---------------------------------------------------------  -------------------
                                                  1996(b)      1995(b)    1994(b)      1993      1992         1991(g)
                                                  ----         ----       -------      ----      ----         -------
Net asset value - Beginning of period             $11.080     $10.610     $12.150    $10.430     $9.990      $10.000
                                                  --------    --------    --------   --------    -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)(c)                         0.427       0.536       0.550      0.570      0.590        0.020
Net realized and unrealized gain (loss)             0.878       0.520      (1.430)     1.790      0.460       (0.030)
                                                   ------      ------     -------     ------     ------      -------
    Total from Investment Operations                1.305       1.056      (0.880)     2.360      1.050       (0.010)
                                                   ------      ------     -------     ------     ------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.385)     (0.517)     (0.500)    (0.610)    (0.610)         ---
From net realized gains                               ---      (0.069)     (0.160)    (0.030)       ---          ---
                                                   ------       -----     -------    -------    ---------       -----
     Total Distributions Declared to Shareholders  (0.385)     (0.586)     (0.660)    (0.640)    (0.610)         ---
                                                   -------     -------    -------    -------    -------          ---
Net asset value - End of period                   $12.000     $11.080     $10.610    $12.150    $10.430       $9.990
                                                  =======     ========    ========   ========   ========      ======
Total return(d)                                    11.99%      10.32%(e)   (7.40)%    23.30%     10.80%(e)    (2.10%)(e)(f)
                                                   ======        ===      =======    ======       ===           ===
RATIOS TO AVERAGE NET ASSETS
Expenses                                            1.38(c)     1.29(c)     1.20%      1.13%      1.25%        1.25%(f)
Net investment income                               3.70(c)     5.14(c)     4.90%      4.80%      5.81%        5.75%(f)
Fees and expenses waived or borne by Liberty
  Securities Corporation (Liberty Securities)
  and the Portfolio                                  ---        0.03%        ---        ---        ---          ---
Net assets at end of period (000)               $169,840    $211,916    $260,450    $304,500  $118,997       $6,617
---------------------------------
(a)     Net of fees and expenses waived or
        borne by Liberty Securities which
        amounted to                                  ---      $0.002         ---         ---       ---          ---

(b) Per share data was calculated using average shares outstanding during the period.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)     Total return would have been lower had certain expenses not been waived.
(f)     Annualized.
(g)     The Fund commenced investment operations on August 23, 1991.


                                                                          Year ended October 31
                                                     -----------------------------------------------------------------------
                                                        1996            1995(c)         1996             1995
                                                        ----            ----            ----             ----
                                                      Class B        Class B (d)       Class D         Class D   (d)
                                                      -------        -------           -------         -------
Net asset value - Beginning of period                  $11.080         $10.420          $11.080         $10.420
                                                       --------        --------         --------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)(c)                              0.340           0.248            0.340           0.248
Net realized and unrealized gain (loss)                  0.889           0.665            0.879           0.665
                                                         ------          ------           ------          -----
    Total from Investment Operations                     1.229           0.913            1.219           0.913
                                                         ------          ------                           -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.299)         (0.253)          (0.299)         (0.253)
From net realized gains                                    ---             ---              ---             ---
                                                         -----           -----            -----             ---
     Total Distributions Declared to Shareholders       (0.299)         (0.253)          (0.299)         (0.253)
                                                        -------         -------                          -------
Net asset value - End of period                        $12.010         $11.080          $12.000         $11.080
                                                       --------        --------         --------        -------
Total return(e)                                         11.25%           8.82%(f)        11.16%           8.82%(f)
                                                        ======           ====            ======           ====
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                              2.13%           2.05%(g)         2.13%           2.05%(g)
Net investment income(c)                                 2.95%           3.73%(g)         2.95%           3.73%(g)
Fees and expenses waived or borne by Liberty
  Securities Corporation (Liberty Securities)
  and the Portfolio                                       ---            0.02%(g)          ---            0.02%(g)
Net assets at end of period (000)                      $1,538          $745             $584            $307
---------------------------------
(a)     Net of fees and expenses waived or
        borne by Liberty Securities which
        amounted to                                       ---             ---              ---            ---

(b) Per share data was calculated using average shares outstanding during the period.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Portfolio.
(d) Class B and Class D shares were initially offered on March 27, 1995. Per share amounts reflect activity from that date.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)     Not annualized.
(g)     Annualized.


Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

TWO-TIERED STRUCTURE

Unlike other mutual funds which invest directly in individual securities, the Fund is an open-end management investment company that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund and which invests directly in portfolio securities. See "The Fund's Investment Objective," "How the Fund Pursues its Objective and Certain Risk Factors" and "How the Fund and the Portfolio are Managed" for information concerning the Portfolio's and the Fund's investment objectives, policies, management and expenses. The following describes certain of the effects and risks of this structure.


The Fund's and the Portfolio's investment objectives may not be changed without shareholder approval. Generally, matters submitted by the Portfolio to its investors for a vote will be passed along by the Fund to its shareholders, and the Fund will vote its entire interest in the Portfolio in proportion to the votes actually received from Fund shareholders. As of the date of this Prospectus, the Fund was the only investor in the Portfolio, so that the outcome of any matter submitted to the Portfolio's investors would be determined by the vote of Fund shareholders. In the future, however, other funds or institutional investors may invest in the Portfolio. Such other investors could alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio. You may obtain information about whether there are other investors in the Portfolio by writing or calling the Administrator at 1-800-426-3750.


Other funds or institutions would invest in the Portfolio on the same terms and conditions as the Fund and would bear their proportionate share of the Portfolio's expenses. However, such other mutual funds would not be required to issue their shares at the same public offering price as the Fund and may have direct expenses that are higher or lower than those of the Fund. These differences may result in such other funds generating investment returns higher or lower than those of the Fund. Large scale redemptions by any such other investors in the Portfolio could result in untimely liquidation of the Portfolio's security holdings, loss of investment flexibility, and an increase in the operating expenses of the Portfolio as a percentage of its assets.


The Fund will continue to invest in the Portfolio so long as the Trust's Board of Trustees determines it is in the best interest of Fund shareholders to do so. In the event that the Portfolio's investment objective or policies were changed so as to be inconsistent with the Fund's investment objective or policies, the Board of Trustees would consider what action might be taken, including changes to the Fund's investment objective or policies, or withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity or the retention of an investment adviser to manage the Fund's investments. Certain of these actions would require Fund shareholder approval. Further, because the same individuals serve on the Boards of the Fund and the Portfolio, in the event that other investors had invested directly in the Portfolio, at the time any such action were to be taken, decisions as to the appropriate actions to take might involve conflicts of interest. In such event, the Trustees would adopt written policies to address any potential conflicts. Withdrawal of the Fund's assets from the Portfolio could result in a distribution by the Portfolio to the Fund of portfolio securities in kind (as opposed to a cash distribution), and the Fund could incur brokerage fees or other transaction costs and could realize distributable taxable gains in converting such securities to cash. Such a distribution in kind could also result in a less diversified portfolio of investments for the Fund.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income and long-term growth of capital and income.


HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

The Fund seeks to achieve its objective by investing all its assets in the Portfolio, which has the same investment objective as the Fund.

The Portfolio normally invests at least 65% of its total assets in U.S. and foreign equity and debt securities of companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services, and companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but not companies primarily engaged in public broadcasting, print media or cable television) (Utility Companies). The Portfolio will invest primarily in securities of large, established Utility Companies located in developed countries, including the U.S. The Portfolio may invest without limit in foreign securities. The Fund normally will invest in securities issued by companies located in at least three countries including the U.S. Because the Portfolio concentrates its investments in securities of Utility Companies, an investment in the Fund may entail more risk than an investment in a more diversified portfolio. See "Utility Companies" below.

Equity Securities Generally. Equity securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock and sponsored and unsponsored American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities). At least 20% of the Portfolio's total assets will be invested in equity securities of Utility Companies Up to 35% of the Portfolio's total assets may be invested in equity securities of any type and investment grade debt securities that are not issued by Utility Companies.


Debt Securities Generally. Debt securities generally include securities of any maturity that pay fixed, floating or adjustable interest rates.


The Portfolio also may invest in debt securities (referred to as zero coupon securities) that do not pay interest but, instead, are issued at a significant discount to their maturity values, or that pay interest, at the issuer's option, in additional securities instead of cash (referred to as pay-in-kind securities). The debt securities in which the Portfolio invests will be rated at the time of investment at least Baa by Moody's Investors Service (Moody's) or BBB by Standard & Poor's Corporation (S&P) or will be unrated but considered by the Adviser to be of comparable credit quality. Such securities will not necessarily be sold if the rating is subsequently reduced unless any such down-grade would cause the Portfolio to hold more than 5% of its total assets in debt securities rated below investment grade. Debt securities rated BBB or Baa have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of such securities to make principal and interest payments than would likely be the case with investments in securities with higher credit ratings.


The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates may also translate into lower distributions paid by the Fund. Additionally, because zero coupon and pay-in-kind securities do not pay interest but the Portfolio nevertheless must accrue and distribute the income deemed to be earned on a current basis, the Portfolio may have to sell other investments to raise the cash needed to make income distributions.

The Portfolio may invest in equity and debt securities on a "when-issued" or forward basis. This means that the Portfolio will enter into a contract to purchase the underlying security for a fixed price on a date beyond the customary settlement date. No interest accrues until settlement.

Utility Companies. The values of securities issued by Utility Companies are especially affected by changes in prevailing interest rate levels (as interest rates increase, the values of Utility Company securities tend to decrease, and vice versa), as well as by general competitive and market forces in the utility industries, changes in federal and state regulation, energy conservation efforts and other environmental concerns and, particularly with respect to nuclear facilities, shortened economic life and cost overruns. Certain utilities, especially gas and telephone utilities, have in recent years been affected by increased competition, which could adversely affect the profitability of such utilities. Similarly, the profitability of certain electric utilities may in the future be adversely affected by increased competition resulting from partial deregulation.


Foreign Investments. Investments in foreign securities (both debt and equity) and sponsored and unsponsored American Depository Receipts have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.


Foreign Currency Transactions. In connection with its investments in foreign securities, the Portfolio may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Portfolio, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Portfolio are denominated. The Portfolio will not attempt, nor would it be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Portfolio's obligations in entering into such transactions.


Index and Interest Rate Futures; Options. The Portfolio may purchase and sell
(i) U.S. and foreign stock and bond index futures contracts, (ii) U.S. and foreign interest rate futures contracts and (iii) options on any of the foregoing. Such transactions will be entered into (i) to gain exposure to a particular market pending investment in individual securities, or (ii) to hedge against increases in interest rates. The Portfolio also may purchase and sell options on individual securities. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. An option generally gives the option holder the right, but not the obligation, to purchase or sell prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option. Transactions in futures and related options may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. In addition, if the Adviser's prediction on rates or stock market movements is inaccurate, the Portfolio may be worse off than if it had not hedged.

Securities Loans. For the purpose of realizing additional income, the Portfolio may lend its portfolio securities to broker-dealers or institutional investors. Such loans will be limited to securities not exceeding 30% in value of the Portfolio's total assets. Each such loan will be continuously secured by collateral at least equal to the value of the securities loaned. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Leverage. The purchase of securities on a "when-issued" basis and the purchase and sale of futures and forward currency contracts and the purchase and sale of certain options may present additional risks associated with the use of leverage. Leverage may magnify the effect on Fund shares of fluctuations in the values of the securities underlying these transactions. In accordance with Securities and Exchange Commission pronouncements, to reduce (but not necessarily eliminate) leverage, the Portfolio will either "cover" its obligations under such transactions by holding the securities (or rights to acquire the securities) it is obligated to deliver under such transactions, or deposit and maintain in a segregated account with its custodian cash, high quality liquid debt securities, or equity securities denominated in the particular foreign currency, equal in value to the Portfolio's obligations under such transactions.

Temporary/Defensive Investments. Temporarily available cash may be invested in U.S. dollar or foreign currency denominated demand deposits, certificates of deposit, bankers' acceptances, high quality commercial paper, short-term debt securities, treasury bills and repurchase agreements. Some or all of the Portfolio's assets also may be invested in such investments or in investment grade U.S. or foreign debt securities, Eurodollar certificates of deposit and obligations of savings institutions during periods of unusual market conditions. Under a repurchase agreement, the Portfolio buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Portfolio's custodian, and constitutes the Portfolio's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Portfolio may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 15% of the Portfolio's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid securities.


Borrowing of Money. The Fund or the Portfolio may borrow money from banks for temporary or emergency purposes up to 33 1/3% of total assets of the Fund or the Portfolio; however, they will not purchase additional portfolio securities while borrowings exceed 5% of total assets of the Fund or the Portfolio.


Other. The Portfolio and, therefore, the Fund may not always achieve its investment objective. The Fund's and the Portfolio's non-fundamental investment policies may be changed without shareholder approval. The Fund will notify investors in connection with any material change in the Fund's or the Portfolio's investment objective. The Fund's and the Portfolio's investment objectives and fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's or the Portfolio's outstanding voting securities. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in investment objective. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUND MEASURES ITS PERFORMANCE


Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares and the maximum initial sales charge of 1.00% on Class D shares, and the contingent deferred sales charge applicable to the time period quoted on Class B and Class D shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent quarter's distributions, annualized, by the maximum offering price of that Class at the end of the quarter. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE FUND AND THE PORTFOLIO ARE MANAGED


The Fund's Trustees formulate the Fund's general policies and oversee the Fund's affairs. The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is managed by the Adviser. Subject to the supervision of the Portfolio's Trustees, the Adviser makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. The Adviser is an indirect subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. The same individuals serve as Trustees of the Fund and the Portfolio. See "Management of the Colonial Funds" in the Statement of Additional Information for information concerning the Trustees and officers of the Fund and the Portfolio.


Ophelia Barsketis, Senior Vice President of the Adviser, has co-managed the Portfolio since September 1993. Ms Barsketis joined the Adviser in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities.


Deborah A. Jansen, Vice President and Senior Research Analyst for global and domestic equities and global economic forecasting for the Adviser, has co-managed the Portfolio since April 1996. Ms. Jansen joined the Adviser in 1987 and served as an associate economist and senior economist before assuming her current responsibilities. Ms. Jansen left the Adviser in January, 1995 and returned to her position as Vice President in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Portfolio to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.


For its management services, the Adviser receives from the Portfolio a monthly fee at an annual rate of 0.55% of the Portfolio's average daily net assets up to $400 million and 0.50% of its average daily net assets over that amount. For these services, the Portfolio paid the Adviser 0.55% of the Portfolio's average daily net assets in fiscal year 1996.


The Administrator provides the Fund with certain administrative services and generally oversees the operation of the Fund. The Fund pays the Administrator a monthly fee at the annual rate of 0.10% of average daily net assets for these services. The Administrator also provides pricing and bookkeeping services to the Fund for a monthly fee at the annual rate of $18,000 plus 0.0233% annually of average daily net assets over $50 million and certain administrative and accounting services to the Portfolio. Colonial Investment Services, Inc. (Distributor), a subsidiary of the Administrator, serves as the Fund's distributor. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the Fund's shareholder services and transfer agent for a fee of 0.20% annually of average net assets plus certain out-of-pocket expenses. The Administrator, the Distributor and the Transfer Agent are all indirectly controlled by Liberty Mutual.

Each of the foregoing fees is subject to any fee waiver or expense reimbursement to which the Adviser or the Administrator may agree. See "Summary of Expenses" above.

HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close (normally 4:00 p.m. Eastern time, 3:00 p.m. Central time) of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.

DISTRIBUTIONS AND TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income quarterly and any net realized gain, at least annually.


Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information.

Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.

The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50, and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B or Class D shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                     Initial Sales Charge
                              ----------------------------------
                                                      Retained
                                                    by Financial
                                                      Service
                                                        Firm
                               _____as % of______      as % of
                               Amount    Offering     Offering
 Amount Purchased             Invested     Price       Price

 Less than $50,000              6.10%      5.75%       5.00%
 $50,000 to less than
     $100,000                   4.71%      4.50%       3.75%
 $100,000 to less than
     $250,000                   3.63%      3.50%       2.75%
 $250,000 to less than
    $500,000                    2.56%      2.50%       2.00%
 $500,000 to less than
     $1,000,000                 2.04%      2.00%       1.75%
 $1,000,000 or more             0.00%      0.00%       0.00%


On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                                Commission

First $3,000,000                                  1.00%
Next $2,000,000                                   0.50%
Over $5,000,000                                   0.25%(1)

(1)    Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee), and are subject to a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:



                  Years            Contingent Deferred
             After Purchase            Sales Charge

                   0-1                    5.00%
                   1-2                    4.00%
                   2-3                    3.00%
                   3-4                    3.00%
                   4-5                    2.00%
                   5-6                    1.00%
               More than 6                0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


Class D Shares. Class D shares are offered at net asset value plus a 1.00% initial sales charge and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge (0.99% of the offering price) on redemptions made within one year from the first day of the month after purchase.


The Distributor pays financial service firms an initial commission of 1.85% on purchases of Class D shares and an ongoing commission of 0.65% annually. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. In addition, the ongoing commission is payable only for periods after the shares purchased have been outstanding for one year. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any,) in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class D shares. Purchases of $250,000 or more must be for Class A or Class D shares. Purchases of $500,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. Initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with certain other Colonial funds. See the Statement of Additional Information for more information.

Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced, or without, initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares".


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.


HOW TO SELL SHARES


Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).


Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

HOW TO EXCHANGE SHARES


Exchanges at net asset value may be made among shares of the same class of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.


Class D Shares. Exchanges of Class D shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed.


TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application.. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or their financial adviser provide certain identifying information.Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Administrator, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.

12B-1 PLANS


Under 12b-1 Plans, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares. The Fund also pays the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class D shares. Because the Class B and Class D shares bear the additional distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares were purchased. Class D shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Administrator and the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Fund is the successor by merger to the Liberty Financial Utilities Fund, which commenced operations in August 1991. The Fund was organized in 1995 as a separate portfolio of the Trust, which is a Massachusetts business trust established in 1986. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

                                       S&P


AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA bonds have a very strongcapacity to pay interest and repay principal, and they differ from AAA only in small degree.


A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.


BB, B, CCC and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.


C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears.

Plus(+) or minus (-) are modifiers relative to the standing within the major rating categories.

                                     MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.


A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser
Stein Roe & Farnham Incorporated
One South Wacker Drive
Chicago, IL 60606

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611


Custodian of Fund
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02108


Custodian of Portfolio
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02108


Independent Accountants of Fund
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624


Independent Auditors of Portfolio
KPMG Peat Marwick LLP
303 East Wacker Drive
Chicago, IL  60601-9973

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:






Printed in U.S.A.


February 28, 1997



COLONIAL GLOBAL
UTILITIES FUND


PROSPECTUS


Colonial Global Utilities Fund seeks current income and long-term growth of capital and income.


For more detailed information about the Fund, call the Administrator at 1-800-426-3750 for the February 28, 1997 Statement of Additional Information.





















----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

                               COLONIAL TRUST III
                               ------------------


            Cross Reference Sheet (Colonial Strategic Balanced Fund)
            --------------------------------------------------------


Item Number of Form N-1A                               Prospectus Location or Caption
------------------------                               ------------------------------

Part A
------

1.                                                     Cover Page

2.                                                     Summary of Expenses

3.                                                     The Fund's Financial History

4.                                                     Organization and History; The Fund's Investment Objective;
                                                       How the Fund Pursues its Objective and Certain Risk Factors

5.                                                     Cover Page; How the Fund is Managed; Organization and
                                                       History; Back Cover

6.                                                     Organization and History; Distributions and Taxes; How to
                                                       Buy Shares

7.                                                     Summary of Expenses; How to Buy Shares; How the Fund
                                                       Values its Shares; Cover Page; 12b-1 Plans; Back Cover

8.                                                     Summary of Expenses; How to Sell Shares; How to Exchange
                                                       Shares; Telephone Transactions

9.                                                     Not Applicable

February 28, 1997


COLONIAL STRATEGIC
BALANCED FUND

PROSPECTUS


BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial Strategic Balanced Fund (Fund), a diversified portfolio of Colonial Trust III (Trust), an open-end management investment company, seeks current income and long-term growth, consistent with prudent risk, by diversifying investments primarily in U.S. and foreign equity and debt securities. The Fund is managed by the Adviser, an investment adviser since 1931.


This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the February 28, 1997 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

                                                                 SB-01/351D-0297

The Fund offers three classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase and a continuing distribution fee; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class D shares are offered at net asset value plus a small initial sales charge, and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."


Contents                                                                   Page

Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective.
How the Fund Pursues its Objective and
  Certain Risk Factors
How the Fund Measures its Performance
How the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and
History Appendix


-------------------------------------------------------


      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE


-------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses (1)(2)

                                                                                    Class A       Class B       Class D
Maximum Sales Charge (as a % of offering price)(3)                                    4.75%(5)      5.00%(5)    1.99%(5)
Maximum Initial Sales Charge Imposed on a purchase (as a % of offering price)(3)      4.75%(5)      0.00%(5)    1.00%(5)
Maximum Contingent Deferred Sales Charge (as a % of offering price)(3)                1.00%(4)      5.00%       0.99%


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)  Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(5) Because of the distribution fee applicable to each Class, long-term shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc.

Annual Operating Expenses (as a % of average net assets)

                                                    Class A                Class B                    Class D

Management fee (after fee waiver)                     0.51%                   0.51%                      0.51%
12b-1 fees                                            0.55                    1.00                       1.00
Other expenses                                        0.59                    0.59                       0.59
                                                      ----                    ----                       ----
Total operating expenses (after fee waiver)           1.65%                   2.10%                      2.10%
                                                          =====                   =====                      =====


Total expenses, excluding brokerage, interest, taxes, 12b-1 distribution and service fees and extraordinary expenses, are, until further notice, voluntarily limited by the Adviser to 1.10% of average net assets. Absent such limit, the "Management fee" would have been 0.70% for each Class of shares and "Total operating expenses" would have been 1.84% for Class A shares and 2.29% for both Class B and Class D shares.


Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:


                              Class A                Class B                         Class D
Period:                                        (6)               (7)             (6)           (7)
1 year                        $ 63            $ 71              $ 21            $ 41          $ 31
3 years                         97              96                66              75            75(9)
5 years                        133             133               113             122           122
10 years                       234             232(8)            232(8)          251           251


(6)  Assumes redemption at period end.

(7)  Assumes no redemption.

(8) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

(9) Class D shares do not incur a contingent deferred sales charge on redemptions made after one year.


If the Adviser did not continue to waive or bear certain Fund expenses, the amounts in the Example would be $65, $103, $142 and $253 for Class A shares for 1, 3, 5 and 10 years, respectively; $73, $102, $143 and $251 for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $23, $72, $123 and $251 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; $43, $81, $131 and $270 for Class D shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $33, $81, $131 and $270 for Class D shares assuming no redemptions for 1, 3, 5 and 10 years, respectively.

THE FUND'S FINANCIAL HISTORY(b)



The following financial highlights for a share outstanding throughout the period has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1996 Annual Report and is incorporated by reference into the Statement of Additional Information.



                                                                              Year ended October 31
                                                ---------------------------------------  -----------------------------------------
                                                                 1996                                         1995
                                                ---------------------------------------  -----------------------------------------
                                                 Class A        Class B        Class D        Class A       Class B       Class D
                                                 -------        -------        -------        -------       -------       -------
Net asset value - Beginning of period            $11.650        $11.640        $11.650         $9.910        $9.900        $9.900
                                                 --------       --------       --------        -------       -------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                           0.369          0.314          0.314          0.325         0.277         0.277
Net realized and unrealized gain (loss)            1.264          1.260          1.258          1.764         1.769         1.774
                                                   ------         ------         ------         ------        ------        -----
  Total from Investment Operations                 1.633          1.574          1.572          2.089         2.046         2.051
                                                   ------         ------         ------         ------        ------        -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.333)        (0.284)        (0.272)        (0.349)       (0.306)       (0.301)
From net realized gains                           (0.040)        (0.040)        (0.040)         ---            ---          ---
                                                   ------         ------         ------         ------        ------        -----
  Total Distributions Declared
    to Shareholders                               (0.373)        (0.324)        (0.312)         ---            ---          ---
                                                   ------         ------         ------         ------        ------        -----
Net asset value - End of period                  $12.910        $12.890        $12.910        $11.650       $11.640       $11.650
                                                 ========       ========       ========       ========      ========      =======
Total return(d)(e)                                14.24%         13.71%         13.68%         21.47%        21.00%        21.04%
                                                  ======         ======         ======         ======        ======        ======
RATIOS TO AVERAGE NET ASSETS
Expenses                                           1.65%(f)       2.10%(f)       2.10%(f)       1.65%(f)      2.10%(f)      2.10%(f)
Net investment income                              2.99%(f)       2.54%(f)       2.54%(f)       3.05%(f)      2.60%(f)      2.60%(f)
Fees and expenses waived or borne
  by the Adviser                                   0.19%          0.19%          0.19%          0.43%         0.43%         0.43%
Portfolio turnover                                   59%            59%            59%            49%           49%           49%
Average commission rate(g)                      $0.0299        $0.0299        $0.0299            ---            ---          ---
Net assets at end of period (000)               $25,580        $40,065         $3,554        $16,346       $18,284        $4,164


(a) Net of fees and expenses waived or borne by the Adviser
    which amounted to:                           $0.023         $0.023         $0.023         $0.042        $0.042        $0.042



                                                                             Period ended October 31
                                                                     -------------------------------------------------
                                                                                   1994 (c)
                                                                     -------------------------------------------------
                                                                     Class A              Class B              Class D
Net asset value - Beginning of period                                $10.000              $10.000              $10.000
                                                                     --------             --------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                                               0.035                0.029                0.029
Net realized and unrealized gain (loss)                               (0.125)              (0.129)              (0.129)
                                                                      -------              -------              -------
  Total from Investment Operations                                    (0.090)              (0.100)              (0.100)
                                                                      -------              -------              -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            ---                  ---                  ---
From net realized gains                                               ---                  ---                  ---
                                                                      -------              -------              -------
  Total Distributions Declared
    to Shareholders                                                   ---                  ---                  ---
                                                                      -------              -------              -------
Net asset value - End of period                                       $9.910               $9.900               $9.900
                                                                      =======              =======              ======
Total return(d)(e)                                                     (0.90)%(h)           (1.00)%(h)           (1.00)%(h)
                                                                      =======              =======              =======
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                 1.65%(i)            2.10%(i)             2.10%(i)
Net investment income                                                    3.01%(i)            2.56%(i)             2.56%(i)
Fees and expenses waived or borne
  by the Adviser                                                         0.35%(i)            0.35%(i)             0.35%(i)
Portfolio turnover                                                          0%(i)               0%(i)                0%(i)
Average commission rate(g)                                               ---                  ---                  ---
Net assets at end of period (000)                                       $6,394              $6,332               $2,231

(a) Net of fees and expenses waived or borne by the Adviser
    which amounted to:                                                  $0.004              $0.004               $0.004

-------------------------
(b) Per share data was calculated using average shares outstanding during the period.
(c)  The Fund commenced investment operations on September 19, 1994.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.


(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


(h) Not annualized.


(i) Annualized.


 Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income and long-term growth, consistent with prudent risk, by diversifying investments primarily in U.S. and foreign equity and debt securities.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

The Fund seeks to achieve its objective by investing in both equity and debt securities. The allocation at any given time will be based on the Adviser's assessment of the relative risk and expected performance of each market. Under normal conditions, at least 25% of the Fund's total assets will be invested in senior fixed income (debt) securities and at least 40% will be invested in equity securities.


Equity Securities Generally. The portion of the Fund invested in equity securities normally will be allocated among three sectors: securities issued by large U.S. companies (i.e., companies with $1 billion or more in market capitalization at the time of purchase), securities issued by small U.S. companies (i.e., companies with $1 billion or less in market capitalization at the time of purchase) and securities issued by non-U.S. companies. The allocation at any given time will be based on the Adviser's assessment of the relative risk and expected performance of each market. Up to 20% of the Fund's total assets may be invested in small U.S. company equity securities and up to 20% in non-U.S. company equity securities.


Equity securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock and sponsored and unsponsored American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities). Equity securities also include shares issued by closed-end investment companies that invest primarily in the foregoing securities.


Debt Securities Generally. The portion of the Fund invested in debt securities normally will be allocated among three sectors: U.S. government securities, foreign debt securities (primarily securities issued or guaranteed by foreign governments) and lower-rated debt securities (junk bonds). The allocation at any given time will be based on the Adviser's assessment of the relative risk and expected performance of each market. Up to 30% of the Fund's total assets may be invested in any one of the foregoing debt sectors.

The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. The Fund also may invest in debt securities (referred to as zero coupon securities) that do not pay interest but, instead, are issued at a significant discount to their maturity values, or that pay interest, at the issuer's option, in additional securities instead of cash (referred to as pay-in-kind securities).

The values of debt securities generally fluctuate inversely with changes in interest rates. This is less likely to be true for adjustable or floating rate securities, since interest rate changes are more likely to be reflected in changes in the rates paid on the securities. However, reductions in interest rates also may translate into lower distributions paid by the Fund. Additionally, because zero coupon and pay-in-kind securities do not pay interest but the Fund nevertheless must accrue and distribute the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions.


Foreign Investments. Investments in foreign securities (both debt and equity) and sponsored and unsponsored American Depository Receipts have special risks related to political, economic, and legal conditions outside of the U.S. As a result, the prices of foreign securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments. Foreign bonds in the lowest investment grade category are considered to be somewhat speculative as to the issuer's ability to pay and could be more adversely affected by unfavorable economic developments than bonds in higher categories.


Lower Rated Debt Securities. Lower rated debt securities (commonly referred to as junk bonds) are debt securities which, because of the likelihood that the issuers will default, are not investment grade (i.e., are rated below BBB by Standard & Poor's Corporation (S&P) or below Baa by Moody's Investors Service (Moody's), or unrated but considered by the Adviser to be of comparable credit quality). Because of the increased risk of default, these securities generally have higher nominal or effective interest rates than higher quality securities.

The Fund may purchase bonds in the lowest rating categories (C for Moody's and D for S&P) and comparable unrated securities. However, the Fund will only purchase securities rated Ca or lower by Moody's or CC or lower by S&P if the Adviser believes the quality of such securities is higher than indicated by the rating. The lower rated securities in which the Fund may invest include zero coupon securities, described above under "Debt Securities Generally," and non-agency mortgage-backed securities, described below.

The values of lower rated securities are more likely to fluctuate directly, rather than inversely, with changes in interest rates. This is because increases in interest rates often are associated with an improving economy, which may translate into an improved ability of the issuers to pay off their bonds (lowering the risk of default). Lower rated bonds also are generally considered significantly more speculative and likely to default than higher quality bonds. Relative to other debt securities, their values tend to be more volatile because: (1) an economic downturn may more significantly impact their potential for default, and (2) the secondary market for such securities may at times be less liquid or respond more adversely to negative publicity or investor perceptions, making it more difficult to value or dispose of the securities. The likelihood that these securities will help the Fund achieve its investment objective is more dependent on the Adviser's own credit analysis.

U.S. Government Securities. U.S. government securities include (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities (Agency Securities) which are supported by: (a) the full faith and credit of the U.S. government, (b) the right of the issuing agency to borrow under a line of credit with the U.S. Treasury, (c) the discretionary power of the U.S. government to purchase obligations of the agency or (d) the credit of the agency. Agency Securities include securities commonly referred to as mortgage-backed securities, the principal and interest on which are paid from principal and interest payments made on pools of mortgage loans. These include securities commonly referred to as "pass-throughs," "collateralized mortgage obligations" (CMOs), "real estate mortgage investment conduits" (REMICs), "interest-only strips" (IOs) and "principal-only strips" (POs). The Fund will not invest in residual classes of CMOs. Mortgage-backed securities generally pay higher interest rates, but also may fluctuate more in value, than comparable maturity treasury securities. A total of up to 15% of the Fund's total assets may be invested in IOs and POs.

The Fund may invest in U.S. government securities on a when-issued basis. This means that the Fund will enter into a contract to purchase the underlying security for a fixed price on a date beyond the customary settlement date. No interest accrues until settlement.

While U.S. government securities are considered virtually free of default risk, their values nevertheless generally fluctuate inversely with changes in interest rates. Further, mortgage-backed securities (especially POs) may decline in value more substantially than comparable maturity Treasury securities given an interest rate increase, but may not increase in value as much given an interest rate decline. This is because the mortgages underlying the securities can be prepaid, and prepayment rates tend to increase as interest rates decline (effectively shortening the mortgage-backed security's maturity) and decrease as interest rates rise (effectively lengthening the mortgage-backed security's maturity). Finally, IOs, unlike other debt securities, generally fluctuate in value directly (rather than inversely) with interest-rate changes, and, like other mortgage-backed securities, tend to fluctuate in value more substantially than comparable maturity Treasuries. IOs may become worthless if the underlying mortgages are prepaid in full.

Pre-payments of mortgage-backed securities purchased at a premium may also result in a loss equal to the premium. If interest rates have declined, pre-paid principal may only be able to be reinvested at lower yields, lowering the Fund's yield.

Small Companies. The smaller, less well established companies in which the Fund may invest may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange listed securities of larger companies.

Non-Agency Mortgage-Backed Securities. The Fund may invest up to 5% of its total assets in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. Government or an Agency. Such securities are subject to the risks described above under "Lower Rated Debt Securities" and "U.S. Government Securities". In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy and may incur a loss.

Other Investment Companies. Up to 10% of the Fund's total assets may be invested in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Foreign Currency Transactions. In connection with its investments in foreign securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.

Index and Interest Rate Futures. The Fund may purchase and sell (i) U.S. and foreign stock and bond index futures contracts, (ii) U.S. and foreign interest rate futures contracts and (iii) options on any of the foregoing. Such transactions will be entered into (i) to gain exposure to a particular market pending investment in individual securities, or (ii) to hedge against increases in interest rates. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. An option on a futures contract generally gives the option holder the right, but not the obligation, to purchase or sell the futures contract prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option. Transactions in futures and related options may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. In addition, if the Adviser's prediction on rates or stock market movements is inaccurate, the Fund may be worse off than if it had not hedged.

Leverage. The purchase of securities on a "when-issued" basis, the purchase and sale of futures and forward currency contracts and the purchase and sale of certain options may present additional risks associated with the use of leverage. Leverage may magnify the effect on Fund shares of fluctuations in the values of the securities underlying these transactions. In accordance with Securities and Exchange Commission pronouncements, to reduce (but not necessarily eliminate) leverage, the Fund will either "cover" its obligations under such transactions by holding the securities (or rights to acquire the securities) it is obligated to deliver under such transactions, or deposit and maintain in a segregated account with its custodian cash or high quality liquid debt securities equal in value to the Fund's obligations under such transactions.


Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, Treasury bills and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian, and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.


Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.


Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund will notify investors in connection with any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in the investment objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 4.75% on Class A shares, the maximum initial sales charge of 1.00% on Class D shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class D shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent quarter's distributions, annualized, by the maximum offering price of that Class at the end of the quarter. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


Colonial Investment Services, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.



The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.51% of the Fund's average daily net assets in fiscal year 1996.


Carl C. Ericson, Senior Vice President and Director of the Adviser, has co-managed the Fund since its inception in 1994 and various other Colonial taxable income funds since 1985.


James P. Haynie, Vice President of the Adviser, has co-managed the Fund since its inception in 1994 and various other Colonial equity funds since 1993. Prior to joining Colonial in 1993, he was an equity portfolio manager with Trinity Investments.

The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.


The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services.. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.



HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income quarterly and any net realized gain at least annually. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information.


Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.


The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50; and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B or Class D shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Class A Shares. Class A shares are offered at net asset value, subject to a 0.30% annual distribution fee plus an initial sales charge as follows:

                                  Initial Sales Charge
                            ---------------------------------
                                                   Retained
                                                      by
                                                  Financial
                                                   Service
                                                     Firm
                                  as % of          as % of
                            ---------------------
                            Amount     Offering    Offering
 Amount Purchased           Invested   Price        Price
 Less than $50,000            4.99%      4.75%      4.25%
 $50,000 to less than
 $100,000                     4.71%      4.50%      4.00%
 $100,000 to less than
 $250,000                     3.63%      3.50%      3.00%
 $250,000 to less than
 $500,000                     2.56%      2.50%      2.00%
 $500,000 to less than
 $1,000,000                   2.04%      2.00%      1.75%
 $1,000,000 or
 more                         0.00%      0.00%      0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                           Commission

First $3,000,000                           1.00%
Next $2,000,000                            0.50%
Over $5,000,000                            0.25%(1)

(1)  Paid over 12 months but only to the extent shares remain outstanding.


In addition to the amounts shown above, the Distributor pays financial service firms an ongoing commission of 0.25% annually commencing one year after the purchase is made. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.30% annual distribution fee. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.


Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.


Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.75% annual distribution fee for eight years (at which time they automatically convert to Class A shares) and a declining contingent deferred sales charge if redeemed within six years that declines over time. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


              Years                Contingent Deferred
         After Purchase                Sales Charge

               0-1                        5.00%
               1-2                        4.00%
               2-3                        3.00%
               3-4                        3.00%
               4-5                        2.00%
               5-6                        1.00%
           More than 6                    0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


Class D Shares. Class D shares are offered at net asset value plus a 1.00% initial sales charge, subject to a 0.75% annual distribution feeand a contingent deferred sales charge of 1.00% (0.99% of the offering price) on redemptions made within one year from the first day of the month after purchase.


The Distributor pays financial service firms an initial commission of 1.85% on purchases of Class D shares and an ongoing commission of 0.65% annually. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. In addition, the ongoing commission is payable only for periods after shares purchased have been outstanding for one year. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any), in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the higher distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class D shares. Purchases of $250,000 or more must be for Class A or Class D shares. Purchases of $500,000 or more must be for Class A shares. Consult your financial service firm.


Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.


Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.


HOW TO SELL SHARES


Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).


Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent, and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

HOW TO EXCHANGE SHARES


Exchanges at net asset value may be made among shares of the same class of most Colonial funds. Not all Colonial funds offer Class D shares. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

Class D Shares. Exchanges of Class D shares will not be subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed.

TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or their financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify, or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders are not obligated to transact by telephone.


12B-1 PLANS


Under 12b-1 Plans, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares. The Fund also pays the Distributor monthly a distribution fee at an annual rate of 0.30% of the average daily net assets attributed to its Class A shares and 0.75% of the average daily net assets attributed to its Class B and Class D shares. Because the Class B and Class D shares bear higher distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class D shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Fund commenced operations in 1994 as a separate portfolio of the Trust, which is a Massachusetts business trust organized in 1986. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

                                       S&P


AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA bonds have a very strongcapacity to pay interest and repay principal, and they differ from AAA only in small degree.


A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.


BB, B, CCC and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.


C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears.

Plus(+) or minus (-) are modifiers relative to the standing within the major rating categories.

                                     MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.


A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:











Printed in U.S.A.


February 28, 1997



COLONIAL STRATEGIC
BALANCED FUND


PROSPECTUS


Colonial Strategic Balanced Fund seeks current income and long term growth, consistent with prudent risk, by diversifying investments primarily in U.S. and foreign equity and debt securities.


For more detailed information about the Fund, call the Adviser at 1-800-426-3750 for the February 28, 1997 Statement of Additional Information.
















-------------------------------------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

-------------------------------------------------------

                               COLONIAL TRUST III
                               ------------------

         Cross Reference Sheet (Colonial International Fund for Growth)
         --------------------------------------------------------------

Item Number of Form N-1A                               Location or Caption in the Statement of Additional
------------------------                               --------------------------------------------------
                                                       Information
                                                       -----------
Part B
------

10.                                                    Cover Page

11.                                                    Table of Contents

12.                                                    Not Applicable

13.                                                    Investment Objective and Policies; Fundamental Investment
                                                       Policies; Other Investment Policies; Portfolio Turnover;
                                                       Miscellaneous Investment Practices

14.                                                    Fund Charges and Expenses; Management of the Funds

15.                                                    Fund Charges and Expenses

16.                                                    Fund Charges and Expenses; Management of the Funds

17.                                                    Fund Charges and Expenses; Management of the Funds

18.                                                    Shareholder Meetings; Shareholder Liability

19.                                                    How to Buy Shares; Determination of Net Asset Value;
                                                       Suspension of Redemptions; Special Purchase
                                                       Programs/Investor Services; Programs for Reducing or
                                                       Eliminating Sales Charge; How to Sell Shares; How to
                                                       Exchange Shares

20.                                                    Taxes

21.                                                    Fund Charges and Expenses; Management of the Colonial Funds

22.                                                    Fund Charges and Expenses; Investment Performance;
                                                       Performance Measures

23.                                                    Independent Accountants

                     COLONIAL INTERNATIONAL FUND FOR GROWTH
                       Statement of Additional Information

                                February 28, 1997


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial International Fund for Growth (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated February 28, 1997. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

      Part 1                                                           Page
      Definitions
      Investment Objective and Policies
      Fundamental Investment Policies
      Other Investment Policies
      Portfolio Turnover
      Fund Charges and Expenses
      Investment Performance
      Custodian
      Independent Accountants
      Part 2
      Miscellaneous Investment Practices
      Taxes
      Management of the Colonial Funds
      Determination of Net Asset Value
      How to Buy Shares
      Special Purchase Programs/Investor Services

      Programs for Reducing or Eliminating Sales Charges
      How to Sell Shares
      Distributions
      How to Exchange Shares
      Suspension of Redemptions
      Shareholder Liability
      Shareholder Meetings
      Performance Measures

      Appendix I
      Appendix II

                                     Part 1

                     COLONIAL INTERNATIONAL FUND FOR GROWTH
                       Statement of Additional Information

                                February 28, 1997


DEFINITIONS

 "Trust"        Colonial Trust III
 "Fund"         Colonial International Fund for Growth
 "Adviser"      Colonial Management Associates, Inc., the Fund's investment adviser
 "CISI"         Colonial Investment Services, Inc., the Fund's distributor
 "CISC"         Colonial Investors Service Center, Inc., the Fund's shareholder services and transfer agent

INVESTMENT OBJECTIVE AND POLICIES
The Fund's Prospectus describes its investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 of this SAI contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus :


               Foreign Securities
               Foreign Currency Transactions
               Small Companies
               Money Market Instruments
               Short-Term Trading
               Futures Contracts and Related Options
               Repurchase Agreements


Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

The Fund may:
1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities (other than short-term securities) while borrowings exceed 5% of net assets;
2. Only own real estate acquired as the result of owning securities, the value of such real estate may not exceed 5% of total assets;
3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
4. Underwrite securities issued by others only when disposing of portfolio securities;
5. Make loans (i) through lending of securities not exceeding 30% of total assets, (ii) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and
      (iii) through repurchase agreements;
6.    Not concentrate more than 25% of its total assets in any single industry;
      and
7. Not purchase any security issued by another investment company if immediately after such purchase the Fund would own in the aggregate (i) more than 3% of the total outstanding voting securities of such other investment company, (ii) securities issued by such other investment company having an aggregate value in excess of 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value in excess of 10% of the Fund's total assets.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:
1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;




3. Invest more than 15% of its net assets in illiquid assets (i.e., assets which may not be sold in the ordinary course at approximately the price at which they are valued by the Fund);

4. With respect to 75% of total assets, purchase any voting security of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;
5. Purchase puts, calls, straddles, spreads, or any combination thereof if as a result of such purchase the Fund's aggregate investment in such securities would exceed 5% of total assets; and

6. Acquire any security issued by a person that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities related activities (as so defined) unless (i) immediately after such acquisition of any equity security, the Fund owns 5% or less of the outstanding securities of that class of the issuer's equity securities, (ii) immediately after such acquisition of a debt security, the Fund owns 10% or less of the outstanding principal amount of the issuer's debt securities, and (iii) immediately after such acquisition, the Fund has invested not more than 5% of its total assets in the securities of the issuer.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

Investments in Less Developed Countries


The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed, referred to herein as "emerging market countries." Normally no more than 40% of the Fund's assets will be invested in such countries. As of February 28, 1997, the following countries in which the Fund may invest were considered by the Adviser to be emerging market countries:

           Africa           Asia                Latin America             Europe and the Middle East

        South Africa       India                  Argentina                     Czech Republic
                         Indonesia                 Brazil                            Egypt
                           Korea                    Chile                           Greece
                          Pakistan                Colombia                          Hungary
                        Philippines                Mexico                           Israel
                         Sri Lanka                  Peru                            Jordan
                           Taiwan                 Venezuela                         Poland
                          Thailand                                                 Portugal
                                                                                    Russia
                                                                                    Turkey




PORTFOLIO TURNOVER


Portfolio turnover for the last two fiscal years is included in the Prospectus under "The Fund's Financial History." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commission and other transaction costs, which will be borne directly by the Fund.


FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets of the Fund, at an annual rate of 0.90% (subject to reductions that the Adviser may agree to periodically). Effective December 31, 1995, the sub-advisory agreement among the Trust, the Adviser and Gartmore Capital Management, Ltd. (Gartmore) was terminated. During the fiscal years ended October 31, 1994, 1995 and 1996 and the period from November 1, 1995 through December 31, 1995, Gartmore received from the Adviser $________, $_________, $________ and $________, respectively.



Recent fees paid to the Adviser, CISI and CISC (dollars in thousands)

                                                                                          Period December 1, 1993
                                                   Year ended October 31                (commencement of investment
                                                                                                operations)
                                                 1996                1995                 through October 31, 1994
                                                 ----                ----                 ------------------------
Management fee                                   $993               $1,232                          $988
Bookkeeping fee                                    48                    57                           48
Shareholder  service and transfer  agent         377                    453                         325
fee
12b-1 fees:
  Service fee                                    276                    341                         275
  Distribution fee (Class B)         503         531                    646                         503
  Distribution fee (Class D)                         7                     5                           1


Brokerage Commissions (dollars in thousands)

                                                                                        Period December 1, 1993
                                                Year ended October 31           (commencement of investment operations)
                                              1996                 1995                 through October 31, 1994
                                              ----                 ----                 ------------------------
Total commissions                             $431                 $312                           $736
Directed transactions(a)                       ---                 ---                            ---
Commissions on directed transactions           ---                 ---                            ---


(a) See "Management of the Colonial Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.

Trustees Fees

For the fiscal year ended October 31, 1996 and the calendar year ended December 31, 1996, the Trustees received the following compensation for serving as Trustees:



                                                       Total Compensation
                             Aggregate                 From Trust and
                             Compensation              Fund Complex Paid To
                             From Fund For             The Trustees
                             Fiscal Year Ended         For Year Ended
Trustee                      October 31, 1996          December 31, 1996(b)
-------                      ----------------          --------------------
Robert J. Birnbaum           $1,330                    $  92,000
Tom Bleasdale                $1,511 (c)                $  104,500(d)
Lora S. Collins              $1,329                    $  92,000
James E. Grinnell            $1,340                    $  93,000
William D. Ireland, Jr.      $1,630                    $ 109,000
Richard W. Lowry             $1,368                    $  95,000
William E. Mayer             $1,314                    $  91,000

James L. Moody, Jr.          $1,541(e)                 $ 106,500(f)
John J. Neuhauser            $1,364                    $  94,500
George L. Shinn              $1,528                    $ 105,500
Robert L. Sullivan           $1,468                    $ 102,000
Sinclair Weeks, Jr.          $1,579                    $ 110,000

(b) At December 31, 1996, the Colonial Funds Complex consisted of 38 open-end and 5 closed-end management investment company portfolios.
(c)    Includes $685 payable in later years as deferred compensation.
(d)    Includes $51,500 payable in later years as deferred compensation.
(e) Total compensation of $1,541 will be payable in later years as deferred compensation.
(f) Total compensation of $106,500 for the calendar year ended December 31, 1996 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds) for service during the calendar year ended December 31, 1996:

                            Total Compensation From Liberty Funds For
Trustee                     The Calendar Year Ended December 31, 1996 (g)
-------                     ----------------------------------------------
Robert J. Birnbaum                              $25,000
James E. Grinnell                                25,000
Richard W. Lowry                                 25,000

(g) At December 31, 1996, the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).

Ownership of the Fund

The following information is as of January 31, 1997:


The Trustees and officers of the Fund as a group owned approximately Class A shares representing % of the outstanding Class A shares of the Fund. Mr. Stern, an officer of the Trust, held approximately Class A shares representing % of the then outstanding shares. This holding consisted entirely of shares held by him as aTrustee of The Colonial Group, Inc. Profit Sharing Plan with respect to which he shares voting and investment power with three other Trustees.


The Trustees and officers of the Fund as a group owned less than 1% of the outstanding Class B shares of the Fund.


The Trustees and officers of the Fund as a group owned Class D shares representing % of the outstanding Class D shares of the Fund. This holding consisted entirely of shares held by the Adviser.


Merrill Lynch, Pierce, Fenner & Smith, 4800 Deer Lake Drive, East, Jacksonville, FL 32216 owned Class A shares representing % of the total outstanding.


Merrill Lynch, Pierce, Fenner & Smith, 4800 Deer Lake Drive, East, Jacksonville, FL 32216 owned 1,498,779 Class B shares representing 20.27% of the total outstanding.


There were 4,118 shareholders of record of the Class A shares, 9,497 shareholders of record of the Class B shares and 118 shareholders of record of the Class D shares.

Sales Charges (dollars in thousands)

                                                                              Class A Shares
                                                                                                 Period December 1, 1993
                                                         Year ended October 31           (commencement of investment operations)
                                                        1996             1995                   through October 31, 1994
                                                        ----             ----                   ------------------------
Aggregate  initial  sales  charges on Fund  shares      $113             $160                             $2,371
sales
Initial sales charges retained by CISI                    17               24                                 30

                                                                              Class B Shares
                                                                                                   Period December 1, 1993
                                                          Year ended October 31            (commencement of investment operations)
                                                        1996             1995                     through October 31, 1994
                                                        ----             ----                     ------------------------
Aggregate contingent deferred sales charge (CDSC)
  on Fund redemptions retained by CISI                  $392             $569                               $198

                                                                              Class D Shares
                                                                                                   Period July 1, 1994
                                                         Year ended October 31            (commencement of investment operations)
                                                        1996             1995                     through October 31, 1994
                                                        ----             ----                     ------------------------
Aggregate CDSC
  on Fund redemptions retained by CISI                    --               --(h)                               --

(h)  Rounds to less than one.

12b-1 Plans, CDSC and Conversion of Shares

The Fund offers three classes of shares - Class A, Class B and Class D. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class D shares. CISI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CISI's expenses, CISI may realize a profit from the fees.


The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class D shares are offered at net asset value plus a 1.00% initial sales charge and subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on distributions or on amounts which represents an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales related expenses (dollars in thousands) of CISI relating to the Fund for the fiscal year ended October 31, 1996 were:


                                                      Class A Shares       Class B Shares         Class D Shares
Fees to FSFs                                                $90                 $400                    $6
Cost of sales material relating to the Fund
    (including printing and mailing expenses)                14                   23                      1
Allocated travel, entertainment and other
promotional                                                  11                   18                      1
    expenses (including advertising)


INVESTMENT PERFORMANCE (k)

The Fund's yields for the month ended October 31, 1996, were:

                          Class A Shares             Class B Shares         Class D Shares
                               0.25%                     -0.50%                 -0.49%


The Fund's average annual total returns at October 31, 1996 were:

                                                   Class A Shares
                                                                    Since inception
                                        1 year                  12/1/93 through 10/31/96
With sales charge of 5.75%              -0.92%                           -1.14%
Without sales charge                     5.12%                           0.88%

                                                   Class B Shares
                                                                    Since inception
                                        1 year                  12/1/93 through 10/31/96
With applicable CDSC                     -0.63%(5.00% CDSC)             -0.90%(3.00% CDSC)
Without CDSC                             4.37%                           0.14%

                                                   Class D Shares
                                                                         7/1/94
                                                           (Class D shares initially offered)
                                        1 year                      through 10/31/96
With sales charge of 1.00%
and applicable CDSC                      2.30%(1.00% CDSC)              -0.30%
Without sales charge or CDSC             4.34%                           0.13%


(k) The data presented in the foregoing tables reflects performance of the Fund, in part, while its portfolio was being managed by a former sub-adviser whose services terminated on December 31, 1995.


No distributions were declared during the fiscal year ended October 31, 1996. See Part 2 of this SAI "Performance Measures" for how calculations are made.


CUSTODIAN

Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP are the Fund's independent accountants providing audit services, tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements of the Fund and the Report of Independent Accountants appearing on pages 7 through 25 of the October 31, 1996 Annual Report are incorporated in this SAI by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most Colonial funds. "Colonial funds" or "funds" include each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII. In certain cases, the discussion applies to some but not all of the Colonial funds, and you should refer to your Fund's Prospectus and to
Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES


Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in
Part 1 of this SAI, it is not applicable to your Fund.


Short-Term Trading

In seeking the fund's investment objective, the Adviser will buy or sell portfolio securities whenever it believes it is appropriate. The Adviser's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Adviser considers a change in the fund's portfolio.

Lower Rated Bonds

Lower rated bonds are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated securities. Relative to comparable securities of higher quality:

1.           the market price is likely to be more volatile because:

       a. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default;

       b. the secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

       c. existing legislation limits and future legislation may further limit (i) investment by certain institutions or (ii) tax deductibility of the interest by the issuer, which may adversely affect value; and

       d. certain lower rated bonds do not pay interest in cash on a current basis. However, the fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.

2. the fund's achievement of its investment objective is more dependent on the Adviser's credit analysis.

3. lower rated bonds are less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

Small Companies

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (but not depreciation) on its holdings of PFICs as of the end of its fiscal year.

Zero Coupon Securities (Zeros)


The fund may invest in debt securities which do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities which are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the fund and distributed to its shareholders. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.


Step Coupon Bonds (Steps)

The fund may invest in debt securities which do not pay interest for a stated period of time and then pay interest at a series of different rates for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities are subject to the volatility risk of zero coupon bonds for the period when no interest is paid.


Tender Option Bonds

A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.


Pay-In-Kind (PIK) Securities

The fund may invest in securities which pay interest either in cash or additional securities at the issuer's option. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments


Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.


Securities Loans

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Forward Commitments

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

Mortgage Dollar Rolls

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.

Repurchase Agreements


The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although the fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options


Upon entering into futures contracts, in compliance with the Securities and Exchange Commission's requirements, cash, cash equivalents or high-grade debt securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian. For example, if a fund investing primarily in foreign equity securities enters into a contract denominated in a foreign currency, the fund will segregate cash, cash equivalents or high-grade debt securities equal in value to the difference between the fund's obligation under the contract and the aggregate value of all readily marketable equity securities denominated in the applicable foreign currency held by the fund.


A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Adviser`s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


Use by tax-exempt funds of U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of the Adviser, price movements in Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash, cash equivalents or high-grade debt securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian. For example, if a fund investing primarily in foreign equity securities enters into a contract denominated in a foreign currency, the fund will segregate cash, cash equivalents or high-grade debt securities equal in value to the difference between the fund's obligation under the contract and the aggregate value of all readily marketable equity securities denominated in the applicable foreign currency held by the fund.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.



Municipal Lease Obligations

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


Participation Interests

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments

When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities.) The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.


Rule 144A Securities

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined by the Adviser that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


TAXES

All discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax adviser for state and local tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate alternative minimum tax (AMT).

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisers about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from Federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term gains will in general be taxable to shareholders as long-term capital gains regardless of the length of time fund shares are held.

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as short-term capital gain or loss assuming such shares are held as a capital asset. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, CISC may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Adviser intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities).

Futures Contracts. Accounting for futures contracts will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on the closing out of a futures contract will result in a capital gain or loss for tax purposes. In addition, certain futures contracts held by the fund (so-called "Section 1256 contracts") will be required to be "marked-to-market" (deemed sold) for federal income tax purposes at the end of each fiscal year. Sixty percent of any net gain or loss recognized on such deemed sales or on actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

However, if a futures contract is part of a "mixed straddle" (i.e., a straddle comprised in part of Section 1256 contracts), a fund may be able to make an election which will affect the character arising from such contracts as long-term or short-term and the timing of the recognition of such gains or losses. In any event, the straddle provisions described below will be applicable to such mixed straddles.

Special Tax Rules Applicable to "Straddles". The straddle provisions of the Code may affect the taxation of the fund's options and futures transactions and transactions in securities to which they relate. A "straddle" is made up of two or more offsetting positions in "personal property," including debt securities, related options and futures, equity securities, related index futures and, in certain circumstances, options relating to equity securities, and foreign currencies and related options and futures.

The straddle rules may operate to defer losses realized or deemed realized on the disposition of a position in a straddle, may suspend or terminate the fund's holding period in such positions, and may convert short-term losses to long-term losses in certain circumstances.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain foreign taxes paid by the fund. The Adviser will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Certain securities are considered to be Passive Foreign Investment Companies (PFICS) under the Code, and the fund is liable for any PFIC-related taxes.


MANAGEMENT OF THE COLONIAL FUNDS (in this section, and the following sections entitled "Trustees and Officers," "The Management Agreement," "Administration Agreement," "The Pricing and Bookkeeping Agreement," "Portfolio Transactions," "Investment decisions," and "Brokerage and research services," the "Adviser" refers to Colonial Management Associates, Inc.)

The Adviser is the investment adviser to each of the Colonial funds (except for Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Tiger Cub Fund and Colonial Newport Japan Fund - see Part I of each Fund's respective SAI for a description of the investment adviser). The Adviser is a subsidiary of The Colonial Group, Inc.
(TCG), One Financial Center, Boston, MA 02111. TCG is a direct subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


Trustees and Officers (this section applies to all of the Colonial funds)


                                         Position with
Name and Address                Age      Fund               Principal Occupation
----------------                ---      -------------      --------------------
Robert J. Birnbaum              69       Trustee            Retired (formerly Special Counsel, Dechert Price & Rhoads
313 Bedford Road                                            from September, 1988 to December, 1993)
Ridgewood, NJ 07450

Tom Bleasdale                   66       Trustee            Retired (formerly Chairman of the Board and Chief
102 Clubhouse Drive #275                                    Executive Officer, Shore Bank & Trust Company from
Naples, FL 34105                                            1992-1993), is a Director of The Empire Company since
                                                            June, 1995

Lora S. Collins                 61       Trustee            Attorney  (formerly Attorney, Kramer, Levin, Naftalis,
1175 Hill Road                                              Nessen, Kamin & Frankel from  September, 1986 to
Southold, NY 11971                                          November, 1996)

James E. Grinnell               67       Trustee            Private Investor since November, 1988
22 Harbor Avenue
Marblehead, MA 01945

William D. Ireland, Jr.         72       Trustee            Retired, is a Trustee of certain charitable and
103 Springline Drive                                        non-charitable organizations since February, 1990
Vero Beach, FL 32963

Richard W. Lowry                60       Trustee            Private Investor since August, 1987
10701 Charleston Drive
Vero Beach, FL 32963

William E. Mayer*               56       Trustee            Partner, Development Capital, L.L.C. (formerly Dean,
500 Park Avenue, 5th Floor                                  College of Business and Management, University of
New York, NY 10022                                          Maryland from October, 1992 to November, 1996, Dean,
                                                            Simon Graduate School of Business, University of
                                                            Rochester from October, 1991 to July, 1992)

James L. Moody, Jr.             65       Trustee            Chairman of the Board and Director, Hannaford Bros., Co.
P.O. Box 1000                                               since May, 1984 (formerly Chief Executive Officer,
Portland, ME 04104                                          Hannaford Bros. Co. from May, 1973 to May, 1992)

John J. Neuhauser               53       Trustee            Dean, Boston College School of Management since 1978
140 Commonwealth Avenue
Chestnut Hill, MA 02167

George L. Shinn                 73       Trustee            Financial Consultant since 1989
Credit Suisse First Boston
Corp.
Eleven Madison Avenue, 25th
Floor

New York, NY 10010-3629

Robert L. Sullivan              69       Trustee            Self-employed Management Consultant since January, 1989
7121 Natelli Woods Lane
Bethesda, MD 20817

Sinclair Weeks, Jr.             73       Trustee            Chairman of the Board, Reed & Barton Corporation since
Bay Colony Corporate Ctr.                                   1987
Suite 4550
1000 Winter Street
Waltham, MA 02154


Harold W. Cogger                61       President          President of Colonial funds since March, 1996 (formerly
                                         (formerly Vice     Vice President from July, 1993 to March, 1996); is
                                         President)         Director, since March, 1984 and Chairman of the Board
                                                            since March, 1996 of the Adviser (formerly President
                                                            from July, 1993 to December, 1996, Chief Executive
                                                            Officer from March, 1995 to December, 1996 and Executive
                                                            Vice President from October, 1989 to July, 1993);
                                                            Director since October, 1991 and Chairman of the
                                                            Board since March, 1996 of TCG (formerly President
                                                            from October, 1994 to December, 1996 and Chief Executive
                                                            Officer from March, 1995 to December, 1996); Executive
                                                            Vice President and Director since March, 1995, Liberty
                                                            Financial; Director since November, 1996 of Stein Roe &
                                                            Farnham Incorporated

Timothy J. Jacoby               44       Treasurer and      Treasurer and Chief Financial Officer of Colonial funds
                                         Chief Financial    since October, 1996, is Senior Vice President of the
                                         Officer            Adviser since September, 1996 (formerly Senior Vice
                                                            President, Fidelity Accounting and Custody Services
                                                            from September, 1993 to September, 1996 and Assistant
                                                            Treasurer to the Fidelity Group of Funds from August,
                                                            1990 to September, 1993).

Peter L. Lydecker               43       Chief Accounting   Chief Accounting Officer and Controller of Colonial
                                         Officer and        funds since June, 1993 (formerly Assistant Controller
                                         Controller         from March, 1985 to June, 1993); is Vice President of
                                         (formerly          the Adviser since June, 1993 (formerly Assistant Vice
                                         Assistant          President of the Adviser from August, 1988 to June,
                                         Controller)        1993)

Davey S. Scoon                  50       Vice President     Vice President of Colonial funds since June, 1993, is
                                                            Executive Vice President since July, 1993 and Director
                                                            since March, 1985 of the Adviser (formerly Senior Vice
                                                            President and Treasurer of the Adviser from March, 1985
                                                            to July, 1993); Executive Vice President and Chief
                                                            Operating Officer, TCG since March, 1995 (formerly Vice
                                                            President - Finance and Administration of TCG from
                                                            November, 1985 to March, 1995)

Arthur O. Stern                 58       Secretary          Secretary of Colonial funds since 1985, is Director
                                                            since 1985, Executive Vice President since July, 1993,
                                                            General Counsel, Clerk and Secretary since March, 1985
                                                            of the Adviser; Executive Vice President, Legal since
                                                            March, 1995 and Clerk since March, 1985  of TCG
                                                            (formerly Executive Vice President, Compliance from
                                                            March, 1995 to March, 1996 and Vice President - Legal
                                                            of TCG from March, 1985 to March, 1995)

* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund or the Adviser.


The address of the officers of each Colonial Fund is One Financial Center, Boston, MA 02111.


The Trustees serve as trustees of all Colonial funds for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $7,500 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended. Two-thirds of the Trustee fees are allocated among the Colonial funds based on each fund's relative net assets and one-third of the fees are divided equally among the Colonial funds.

The Adviser and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Adviser currently serves as investment adviser and administrator for 38 open-end and 5 closed-end management investment company portfolios, and is the administrator for 5 open-end management investment company portfolios (collectively, Colonial funds). Trustees and officers of the Trust, who are also officers of the Adviser or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisers have recommended Colonial funds to over 800,000 clients worldwide, representing more than $16.3. billion in assets.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Management Agreement (this section does not apply to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund or Colonial Newport Tiger Cub Fund)

Under a Management Agreement (Agreement), the Adviser has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Colonial fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Adviser to the fund and its shareholders is limited to situations involving the Adviser's own willful misfeasance, bad faith, gross negligence or reckless disregard of duties.


The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Adviser including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. CISI pays the cost of printing and distributing all other Prospectuses.

The Agreement provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder of the Trust for any act or omission in the course of or connected with rendering services to the Trust in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.


Administration Agreement (this section applies only to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund and their respective Trusts).


Under an Administration Agreement with each Fund, the Adviser, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

            (a)       providing office space, equipment and clerical personnel;

            (b) arranging, if desired by the respective Trust, for its Directors, officers and employees to serve as Trustees, officers or agents of each Fund;

            (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

            (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

            (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

            (f)       maintaining certain books and records of each Fund.

With respect to the Colonial Municipal Money Market Fund, the Administration Agreement for this Fund provides for the following services in addition to the services referenced above:

            (g) monitoring compliance by the Fund with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") and reporting to the Trustees from time to time with respect thereto; and

            (h) monitoring the investments and operations of the SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested and the LFC Portfolio and reporting to the Trustees from time to time with respect thereto.

The Adviser is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this Statement of Additional Information.

The Pricing and Bookkeeping Agreement

The Adviser provides pricing and bookkeeping services to each Colonial fund pursuant to a Pricing and Bookkeeping Agreement. The Pricing and Bookkeeping Agreement has a one-year term. The Adviser, in its capacity as the Administrator to each of Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other Colonial funds (except for Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund), the Adviser is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:


          1/12 of 0.000% of the first $50 million;
          1/12 of 0.035% of the next $950 million;
          1/12 of 0.025% of the next $1 billion;
          1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion


The Adviser provides pricing and bookkeeping services to Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund for an annual fee of $27,000, plus 0.035% of Colonial Newport Tiger Fund's average daily net assets over $50 million.


Stein Roe & Farnham Incorporated, the investment adviser of each of the Municipal Money Market Portfolio and LFC Portfolio, provides pricing and bookkeeping services to each Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of each Portfolio over $50 million.

Portfolio Transactions


The following sections entitled "Investment decisions" and "Brokerage and research services" do not apply to Colonial Municipal Money Market Fund, and Colonial Global Utilities Fund. For each of these funds, see Part 1 of its respective SAI. The Adviser of Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund follows the same procedures as those set forth under "Brokerage and research services."

Investment decisions. The Adviser acts as investment adviser to each of the Colonial funds (except for the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund, each of which is administered by the Adviser. The Adviser's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other Colonial funds and the other corporate or fiduciary clients of the Adviser. The Colonial funds and clients advised by the Adviser or the funds administered by the Adviser sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other Colonial funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Adviser as investment adviser to the Colonial funds outweighs the disadvantages, if any, which might result from these practices.


The portfolio managers of Colonial International Fund for Growth, a series of Colonial Trust III, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Adviser, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Colonial funds as a factor in the selection of broker-dealers to execute securities transactions for a Colonial fund.

The Adviser places the transactions of the Colonial funds with broker-dealers selected by the Adviser and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Colonial funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Colonial funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.


It is the Adviser's policy generally to seek best execution, which is to place the Colonial funds' transactions where the Colonial funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Colonial funds may be executed by broker-dealers who also provide research services (as defined below) to the Adviser and the Colonial funds. The Adviser may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Adviser, they tend to reduce the Adviser's expenses. In the Adviser's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Adviser to cause the Colonial funds to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the Colonial funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Adviser's overall responsibilities to the Colonial funds and all its other clients.

The Trustees have authorized the Adviser to utilize the services of a clearing agent with respect to all call options written by Colonial funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently 1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.


Principal Underwriter

CISI is the principal underwriter of the Trust's shares. CISI has no obligation to buy the Colonial funds' shares, and purchases the Colonial funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent

CISC is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CISC is based on the average daily net assets of each Colonial fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by CISC. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund or Colonial funds to CISC or generally by 6 months' notice by CISC to the Fund or Colonial funds. The agreement limits the liability of CISC to the Fund or Colonial funds for loss or damage incurred by the Fund or Colonial funds to situations involving a failure of CISC to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund or Colonial funds will indemnify CISC against, among other things, loss or damage incurred by CISC on account of any claim, demand, action or suit made on or against CISC not resulting from CISC's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE


Each Colonial fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Chicago time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Chicago time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Adviser in good faith under the direction of the Trust's Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Colonial fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Trustees.


(The following two paragraphs are applicable only to Colonial Newport Tiger Fund, Colonial Newport Japan Fund and Colonial Newport Tiger Cub Fund - "Adviser" in these two paragraphs refers to each fund's Adviser which is Newport Fund Management, Inc.)


Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Adviser, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

Amortized Cost for Money Market Funds (this section currently applies only to Colonial Government Money Market Fund, a series of Colonial Trust II - see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.


Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.


See the Statement of Assets and Liabilities in the shareholder report of the Colonial Government Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CISC, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CISI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CISI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). CISI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CISI for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

CISC acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CISC, provided the new FSF has a sales agreement with CISI.

Shares credited to an account are transferable upon written instructions in good order to CISC and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, D, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to CISC for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. As a convenience to investors, shares of most Colonial funds may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a Colonial fund's shares at the public offering price next determined after CISI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from CISI.

Automated Dollar Cost Averaging (Classes A, B and D). Colonial's Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any Colonial fund in which you have a current balance of at least $5,000 into the same class of shares of up to four other Colonial funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Colonial fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your Colonial fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment adviser to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CISI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges . These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.


Tax-Sheltered Retirement Plans. CISI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. The First National Bank of Boston is the Trustee of CISI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CISI.

Participants in non-Colonial prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with CISC. Participants in Colonial prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to CISC. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Colonial IRA Rollover account in any fund, or if the Plan maintains an omnibus account.


Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling CISC, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.


Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another Colonial fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call CISC for more information at 1-800- 422-3737.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, D, T and Z shares of the Colonial funds. The applicable sales charge is based on the combined total of:

1.          the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Colonial funds' Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial fund other than a money market fund and Class B, C, D, T and Z shares).

CISI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CISC. A Colonial fund may terminate or amend this Right of Accumulation.


Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, D, T and Z shares held by the shareholder on the date of the Statement in Colonial funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.


During the term of a Statement, CISC will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CISI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to CISI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CISC will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CISC at 1-800-345-6611.


Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Growth Shares Fund and The Colonial Fund, each a series of Colonial Trust III). A reduced sales charge applies to a purchase of certain Colonial funds' Class A shares under a Statement of Intent for the Colonial Asset Builder Investment Program. The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. CISC will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a Colonial fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:


Systematic Withdrawal Plan           Share Certificates

Sponsored Arrangements               Exchange Privilege

$50,000 Fast Cash                    Colonial Cash Connection

Right of Accumulation                Automatic Dividend Diversification

Telephone Redemption                 Reduced Sales Charges for any "person"

Statement of Intent

*Exchanges may be made to other Colonial funds offering the Program.

Because of the unavailability of certain services, this Program may not be suitable for all investors.

The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. CISI may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.

Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.

Reinstatement Privilege. An investor who has redeemed Class A, B, D or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any Colonial fund at the NAV next determined after CISC receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or CISC. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax adviser.


Privileges of Colonial Employees or Financial Service Firms (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator to the Colonial Funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Adviser; directors, officers and employees of the Adviser, CISI and other companies affiliated with the Adviser; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CISI; and such persons' families and their beneficial accounts.


Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Colonial funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.


Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with CISI pursuant to which the Colonial funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator to the Colonial Funds) (Classes A, B, and D) CDSCs may be waived on redemptions in the following situations with the proper documentation:


1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account,
             (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CISC, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."


3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the Plan document) or
             (ii) separation from service. CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Colonial funds for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds only after the check has cleared (which may take up to 15 days).

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CISC, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, CISC, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call CISC for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to CISC and may charge for this service.

Systematic Withdrawal Plan


If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Colonial fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class D shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class D share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CISC will not be liable for any payment made in accordance with the provisions of a SWP.


The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


Telephone Redemptions. All Colonial fund shareholders and/or their financial advisers (except for Colonial Newport Tiger Cub Fund and Colonial Newport Japan
Fund) are automatically eligible to redeem up to $50,000 of the fund's shares by calling 1-800-422-3737 toll- free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts and for the Colonial Newport Tiger Cub Fund and the Colonial Newport Japan Fund may be elected on the Application. CISC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their financial advisers will be required to provide their name, address and account number. Financial advisers will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting (in this section, the "Adviser" refers to Colonial Management Associates, Inc. in its capacity as the Adviser or Administrator of the Colonial Funds) (Available only on the Class A and Class C shares of certain Colonial funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CISCwill provide checks to be drawn on The First National Bank of Boston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Colonial fund's net asset value, a Colonial fund may make the payment or a portion of the payment with portfolio securities held by that Colonial fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.


DISTRIBUTIONS


Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account.


Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered Colonial funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other Colonial funds. The prospectus of each Colonial fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Colonial funds are not available to residents of all states. Consult CISC before requesting an exchange.


By calling CISC, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CISC by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. CISC will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CISC will require customary additional documentation. Prospectuses of the other Colonial funds are available from the Colonial Literature Department by calling 1-800-426-3750.


A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or CISC. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other Colonial open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS


A Colonial fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.


SHAREHOLDER MEETINGS

As described under the caption "Organization and History" in the Prospectus of each Colonial fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

Total Return

Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns differ from standardized average annual total returns only in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or in that the sales charge or CDSC is not deducted.

Yield

Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non money market. The yield for each class of shares is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the Colonial fund entitled to dividends for the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares is calculated by annualizing the most current period's distributions and dividing by the maximum offering price on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as listed in Appendix II.


The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Adviser to be reputable, and publications in the press pertaining to a fund's performance or to the Adviser or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.

All data are based on past performance and do not predict future results.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                                       S&P

AAA The highest rating assigned by S&P indicates an extremely strong capacity to repay principal and interest.

AA bonds also qualify as high quality. Capacity to repay principal and pay interest is very strong, and in the majority of instances, they differ from AAA only in small degree.

A bonds have a strong capacity to repay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB bonds are regarded as having an adequate capacity to repay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and interest than for bonds in the A category.

BB, B, CCC, and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While likely to have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears. Plus(+) or minus (-) are modifiers relative to the standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

                                     MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many of the favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes these bonds.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. They may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are speculative in a high degree, often in default or having other marked shortcomings.

C bonds are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   APPENDIX II
                                      1995

SOURCE                                                      CATEGORY                                             RETURN (%)
------                                                      --------                                             ----------
Donoghue                                                    Tax-Free Funds                                             3.39
Donoghue                                                    U.S. Treasury Funds                                        5.19
Dow Jones & Company                                         Industrial Index                                          36.95
Morgan Stanley                                              Capital International EAFE Index                          11.22
Morgan Stanley                                              Capital International EAFE GDP Index                      11.16
Libor                                                       Six-month Libor                                             N/A
Lipper                                                      Adjustable Rate Mortgage                                   4.73
Lipper                                                      California Municipal Bond Funds                           18.32
Lipper                                                      Connecticut Municipal Bond Funds                          16.58
Lipper                                                      Closed End Bond Funds                                     20.83
Lipper                                                      Florida Municipal Bond Funds                              17.84
Lipper                                                      General Bond Fund                                         20.83
Lipper                                                      General Municipal Bonds                                   16.84
Lipper                                                      General Short-Term Tax-Exempt Bonds                        7.43
Lipper                                                      Global Funds                                              16.05
Lipper                                                      Growth Funds                                              30.79
Lipper                                                      Growth & Income Funds                                     30.82
Lipper                                                      High Current Yield Bond Funds                             16.44
Lipper                                                      High Yield Municipal Bond Debt                            15.98
Lipper                                                      Fixed Income Funds                                        15.19
Lipper                                                      Insured Municipal Bond Average                            17.59
Lipper                                                      Intermediate Muni Bonds                                   12.89
Lipper                                                      Intermediate (5-10) U.S. Government Funds                 15.75
Lipper                                                      Massachusetts Municipal Bond Funds                        16.82
Lipper                                                      Michigan Municipal Bond Funds                             16.89
Lipper                                                      Mid Cap Funds                                             32.04
Lipper                                                      Minnesota Municipal Bond Funds                            15.39
Lipper                                                      U.S. Government Money Market Funds                         5.26
Lipper                                                      Natural Resources                                         18.80
Lipper                                                      New York Municipal Bond Funds                             16.73
Lipper                                                      North Carolina Municipal Bond Funds                       17.51
Lipper                                                      Ohio Municipal Bond Funds                                 16.81
Lipper                                                      Small Company Growth Funds                                31.55
Lipper                                                      U.S. Government Funds                                     17.34
Lipper                                                      Pacific Region Funds-Ex-Japan                              1.95
Shearson Lehman                                             Composite Government Index                                18.33
Shearson Lehman                                             Government/Corporate Index                                19.25
Shearson Lehman                                             Long-term Government Index                                30.90
S&P                                                         S&P 500                                                   37.54
S&P                                                         Utility Index                                             42.39
S&P                                                         Barra Growth                                              38.13
S&P                                                         Barra Value                                               37.00
S&P                                                         Midcap 400                                                28.56
First Boston                                                High Yield Index                                          17.38
Swiss Bank                                                  10 Year U.S. Government (Corporate Bond)                  22.24
Swiss Bank                                                  10 Year United Kingdom (Corporate Bond)                   16.19
Swiss Bank                                                  10 Year France (Corporate Bond)                           26.72
Swiss Bank                                                  10 Year Germany (Corporate Bond)                          25.74
Swiss Bank                                                  10 Year Japan (Corporate Bond)                            17.83
Swiss Bank                                                  10 Year Canada (Corporate Bond)                           25.04
Swiss Bank                                                  10 Year Australia (Corporate Bond)                        19.42
Morgan Stanley Capital International                        10 Year Hong Kong (Equity)                                23.83
Morgan Stanley Capital International                        10 Year Belgium (Equity)                                  20.67

SOURCE                                                      CATEGORY                                             RETURN (%)
------                                                      --------                                             ----------
Morgan Stanley Capital International                        10 Year Austria (Equity)                                  10.85
Morgan Stanley Capital International                        10 Year France (Equity)                                   15.30
Morgan Stanley Capital International                        10 Year Netherlands (Equity)                              19.33
Morgan Stanley Capital International                        10 Year Japan (Equity)                                    12.82
Morgan Stanley Capital International                        10 Year Switzerland (Equity)                              17.06
Morgan Stanley Capital International                        10 Year United Kingdom (Equity)                           15.02
Morgan Stanley Capital International                        10 Year Germany (Equity)                                  10.66
Morgan Stanley Capital International                        10 Year Italy (Equity)                                     7.78
Morgan Stanley Capital International                        10 Year Sweden (Equity)                                   19.43
Morgan Stanley Capital International                        10 Year United States (Equity)                            14.82
Morgan Stanley Capital International                        10 Year Australia (Equity)                                15.13
Morgan Stanley Capital International                        10 Year Norway (Equity)                                   10.72
Morgan Stanley Capital International                        10 Year Spain (Equity)                                    17.91
Morgan Stanley Capital International                        World GDP Index                                           18.14
Morgan Stanley Capital International                        Pacific Region Funds Ex-Japan                             12.95
Bureau of Labor Statistics                                  Consumer Price Index (Inflation)                            N/A
FHLB-San Francisco                                          11th District Cost-of-Funds Index                           N/A
Federal Reserve                                             Six-Month Treasury Bill                                     N/A
Federal Reserve                                             One-Year Constant-Maturity Treasury Rate                    N/A
Federal Reserve                                             Five-Year Constant-Maturity Treasury Rate                   N/A
Frank Russell & Co.                                         Russell 2000                                              28.45
Frank Russell & Co.                                         Russell 1000 Value                                        38.35
Frank Russell & Co.                                         Russell 1000 Growth                                       37.19
Bloomberg                                                   NA                                                           NA
Credit Lyonnais                                             NA                                                           NA
Statistical Abstract of the U.S.                            NA                                                           NA
World Economic Outlook                                      NA                                                           NA




*in U.S. currency

                               COLONIAL TRUST III
                               ------------------

               Cross Reference Sheet (Colonial Select Value Fund)
               --------------------------------------------------

Item Number of Form N-1A                               Location or Caption in the Statement of Additional
------------------------                               --------------------------------------------------
                                                       Information
                                                       -----------
Part B
------

10.                                                    Cover Page

11.                                                    Table of Contents

12.                                                    Not Applicable

13.                                                    Investment Objective and Policies; Fundamental Investment
                                                       Policies; Other Investment Policies; Portfolio Turnover;
                                                       Miscellaneous Investment Practices

14.                                                    Fund Charges and Expenses; Management of the Funds

15.                                                    Fund Charges and Expenses

16.                                                    Fund Charges and Expenses; Management of the Funds

17.                                                    Fund Charges and Expenses; Management of the Funds

18.                                                    Shareholder Meetings; Shareholder Liability

19.                                                    How to Buy Shares; Determination of Net Asset Value;
                                                       Suspension of Redemptions; Special Purchase
                                                       Programs/Investor Services; Programs for Reducing or
                                                       Eliminating Sales Charge; How to Sell Shares; How to
                                                       Exchange Shares

20.                                                    Taxes

21.                                                    Fund Charges and Expenses; Management of the Colonial Funds

22.                                                    Fund Charges and Expenses; Investment Performance;
                                                       Performance Measures

23.                                                    Independent Accountants

                           COLONIAL SELECT VALUE FUND


                       Statement of Additional Information

                                February 28, 1997



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Select Value Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated February 28, 1997. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.



Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.


TABLE OF CONTENTS

            Part 1                                                          Page

            Definitions

            Investment Objective and Policies
            Fundamental Investment Policies
            Other Investment Policies
            Portfolio Turnover
            Fund Charges and Expenses
            Investment Performance
            Custodian
            Independent Accountants


            Part 2

            Miscellaneous Investment Practices
            Taxes
            Management of the Colonial Funds
            Determination of Net Asset Value
            How to Buy Shares
            Special Purchase Programs/Investor Services
            Programs for Reducing or Eliminating Sales Charges
            How to Sell Shares
            Distributions
            How to Exchange Shares
            Suspension of Redemptions
            Shareholder Liability
            Shareholder Meetings
            Performance Measures
            Appendix I
            Appendix II



SV-16/370D-0297

                                    Part 1

                           COLONIAL SELECT VALUE FUND

                       Statement of Additional Information

                                February 28, 1997

DEFINITIONS

"Trust"        Colonial Trust III

"Fund"         Colonial Select Value Fund

"Adviser"      Colonial Management Associates, Inc., the Fund's investment adviser
"CISI"         Colonial Investment Services, Inc., the Fund's distributor
"CISC"         Colonial Investors Service Center, Inc., the Fund's shareholder services and transfer agent

INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes its investment objective and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:

Short-Term Trading
High Yield Bonds
Foreign Securities
Foreign Currency Options
Foreign Currency Transactions
Securities Loans
Repurchase Agreements


Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;
2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;
3.     Invest up to 10% of its net assets in illiquid assets;
4. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts does not exceed 5% of its total assets;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of in debtedness typically sold privately to financial institutions and through repurchase agreements; and
7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than ob ligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.


OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER


Portfolio turnover for the last two fiscal years is included in the Prospectus under "The Fund's Financial History." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commission and other transaction costs, which will be borne directly by the Fund.






FUND CHARGES AND EXPENSES

The Fund pays the Adviser a monthly management fee of 1/12 of 0.60% of Fund average daily net assets, adjusted upward or downward by 0.02% for each percentage point that the Fund's performance during the prior 12 months exceeds or lags the performance of the S&P 500 Index, subject to a maximum adjustment of 1/12 of 0.20% of such assets.

The following hypothetical example of the performance adjustment assumes that the net asset value of the Fund and the level of the Index were $10 and $100, respectively, on the first day of the twelve-month performance period.

                                       Investment Performance              Cumulative Change
                                     First Day           Last Day         Absolute      Percentage
                                     ---------           --------         --------      ----------
Fund                                   $ 10                $ 13             + $ 3          + 30%
Index                                   100                 123             + 23           + 23%
                                                                                           -----
Relative Performance                                                                       + 7%
                                                                                           ====

Since the difference in performance is +7 percentage points, the monthly fee rate for the month would be 1/12 of 0.60% plus a performance adjustment of 1/12 of 7 x 0.02%, or 1/12 of 0.74%.

Recent Fees paid to the Adviser, CISI and CISC (dollars in thousands)

                                                                     Years ended October 31
                                                                     ----------------------

                                                          1996                  1995                 1994
                                                          ----                  ----                 ----
Management fee                                          $1,743                $1,148               $1,265
Bookkeeping fee                                            121                    89                   83
Shareholder service and transfer agent fee                 926                   682                  614

12b-1 fees:

      Service fee                                          749                   525                  454
      Distribution fee (Class B)                           727                   450                  344


Brokerage Commissions (dollars in thousands)

                                                                    Years ended October 31
                                                                    ----------------------

                                                        1996                 1995                 1994
                                                        ----                 ----                 ----
Total commissions                                    $   526              $   497             $    608
Directed transactions(a)                              27,347               29,850               48,482
Commissions on directed transactions                      32                   37                   76


(a) See "Management of the Colonial Funds - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.

Trustees Fees

For fiscal year ended October 31, 1996 and the calendar year ended December 31, 1996 the Trustees received the following compensation for serving as Trustees:





                                    Aggregate            Total Compensation From
                                  Compensation           Trust and Fund Complex
                                From Fund For The       Paid To The Trustees For
                                Fiscal Year Ended       The Calendar Year Ended
          Trustee               October 31, 1996          December 31, 1996 (b)
          -------               -----------------         --------------------
Robert J. Birnbaum                      $2,100                       92,000
Tom Bleasdale                            2,393(c)                   104,500(d)
Lora S. Collins                          2,104                       92,000
James E. Grinnell                        2,126                       93,000
William D. Ireland, Jr.                  2,565                       109,000
Richard w. Lowry                         2,166                       95,000
William E. Mayer                         2,083                       91,000
James L. Moody, Jr.                      2,435(e)                   106,500(f)
John J. Neuhauser                        2,161                       94,500
George L. Shinn                          2,395                      105,500
Robert L. Sullivan                       2,314                      102,000
Sinclair Weeks, Jr.                      2,497                      110,000

(b) At December 31, 1996 , the Colonial Funds complex consisted of 37 open-end and 5 closed-end management investment portfolios.
(c)    Includes $1,091 payable in later years as deferred compensation.
(d)    Includes $51,500 payable in later years as deferred compensation.
(e) Total compensation of $2,435 will be payable in later years as deferred compensation.
(f) Total compensation of $106,500 for the calendar year ended December 31, 1996 will be payable in later years as deferred compensation.



The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds) for service during the calendar year ended December 31, 1996:

                                                            Total Compensation
                                                            From Liberty Funds For
                                                            The Calendar Year Ended
Trustee                                                     December 31, 1996(h)
Robert J. Birnbaum                                          $25,000
James E. Grinnell                                            25,000
Richard W. Lowry                                             25,000



(h) At December 31, 1996 , the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).


Ownership of the Fund


The following information is as of January 31, 1997:

The officers and Trustees of the Trust as a group beneficially owned shares of the Fund representing % of the then outstanding Class A shares. Mr. Stern, who is an officer of the Trust, held shares of the Fund, representing % of the then outstanding shares. This holding consisted entirely of shares held by him and certain employees of the Adviser as co-Trustees of The Colonial Group, Inc. Profit-Sharing Plan with respect to which they share investment and voting power.

Merrill Lynch, Pierce, Fenner & Smith, Inc., Attn: Mutual Funds Operations, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32216, owned % of the Fund's outstanding Class B shares.

There were 17,603 Class A and 17,238 Class B record holders of the Fund.


Sales Charges (dollars in thousands)


                                                            Class A Shares
                                                        Years ended October 31
                                                        ----------------------
                                               1996                1995                1994
                                               ----                ----                ----
Aggregate initial sales charges
  on Fund share sales                          $749                $238               $288
Initial sales charges retained by CISI          112                  48                 63

                                                            Class B Shares
                                                        Years ended October 31
                                                        ----------------------
                                               1996                1995                1994
                                               ----                ----                ----
Aggregate contingent deferred sales
charges (CDSC) on Fund redemptions retained
by CISI                                        $160                $170                $127



12b-1 Plans, CDSC and Conversion of Shares

The Fund offers two classes of shares - Class A and Class B. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans (Plans) pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI monthly a service fee at an annual rate of 0.15% of net assets attributed to shares outstanding prior to April 1, 1989 and 0.25% of net assets attributed to outstanding shares issued thereafter. The Fund also pays CISI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B shares. CISI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms
(FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees.

The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested persons is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. The CDSCs are described in the Prospectus.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

Sales-related expenses (dollars in thousands) of CISI relating to the Fund were:




                                                                         Year ended October 31, 1996
                                                               Class A Shares                  Class B Shares
Fees to FSFs                                                          $496                           $1,396
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                             78                              133
Allocated travel, entertainment and other
  promotional expenses (including advertising)                          65                               99


INVESTMENT PERFORMANCE

The Fund's Class A and Class B yields for the month ended October 31, 1996 were (0.12)% and (0.90)%, respectively.


The Fund's average annual total returns at October 31, 1996 were:


                                                                  Class A Shares
                                                   1 Year             5 Years             10 Years
                                                   ------             -------             --------
With sales charge of 5.75%                           14.31%              13.99%              13.72%
Without sales charge                                 21.28%              15.34%              14.39%

                                                               Class B Shares
                                                                                 Period June 8, 1992
                                                                       (commencement of investment operations)
                                              1 Year                          through October 31, 1996
                                              ------                          -------------------------
With applicable CDSC                         15.31% (5.00% CDSC)                  14.87% (2.00% CDSC)
Without CDSC                                 20.31%                               15.15%


The Fund's Class A and Class B distribution rates at October 31, 1996, which are based on the last twelve months' distributions, annualized, and the maximum offering price at the end of the twelve month period, were 0.84% and 0.31%, respectively.


See Part 2 of this SAI, "Performance Measures", for how calculations are made.

CUSTODIAN
Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI, and the financial highlights in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages through of the October 31, 1996 Annual Report, are incorporated in this SAI by reference.

                               COLONIAL TRUST III
                               ------------------

            Cross Reference Sheet (Colonial Federal Securities Fund)
            --------------------------------------------------------

Item Number of Form N-1A                               Location or Caption in the Statement of Additional
------------------------                               --------------------------------------------------
                                                       Information
                                                       -----------
Part B
------

10.                                                    Cover Page

11.                                                    Table of Contents

12.                                                    Not Applicable

13.                                                    Investment Objective and Policies; Fundamental Investment
                                                       Policies; Other Investment Policies; Portfolio Turnover;
                                                       Miscellaneous Investment Practices

14.                                                    Fund Charges and Expenses; Management of the Funds

15.                                                    Fund Charges and Expenses

16.                                                    Fund Charges and Expenses; Management of the Funds

17.                                                    Fund Charges and Expenses; Management of the Funds

18.                                                    Shareholder Meetings; Shareholder Liability

19.                                                    How to Buy Shares; Determination of Net Asset Value;
                                                       Suspension of Redemptions; Special Purchase
                                                       Programs/Investor Services; Programs for Reducing or
                                                       Eliminating Sales Charge; How to Sell Shares; How to
                                                       Exchange Shares

20.                                                    Taxes

21.                                                    Fund Charges and Expenses; Management of the Colonial Funds

22.                                                    Fund Charges and Expenses; Investment Performance;
                                                       Performance Measures

23.                                                    Independent Accountants

                        COLONIAL FEDERAL SECURITIES FUND

                       Statement of Additional Information
                                February 28, 1997


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Federal Securities Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated February 28, 1997. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


Part 1                                                    Page


Definitions
Investment Objective and Policies
Fundamental Investment Policies
Other Investment Policies
Portfolio Turnover
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountants


Part 2


Miscellaneous Investment Practices
Taxes
Management of the Colonial Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II



FS-16/360D-0297

                                     Part 1
                        COLONIAL FEDERAL SECURITIES FUND

                       Statement of Additional Information
                                February 28, 1997

                                   DEFINITIONS

"Trust"                Colonial Trust III
"Fund"                 Colonial Federal Securities Fund
"Adviser"              Colonial Management Associates, Inc., the Fund's
                       investment adviser
"CISI"                 Colonial Investment Services, Inc., the Fund's
                       distributor
"CISC"                 Colonial Investors Service Center, Inc., the Fund's
                       shareholder services and transfer agent

INVESTMENT OBJECTIVE AND POLICIES
The Fund's Prospectus describes its investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:

Short-Term Trading
Zero Coupon Securities
Money Market Instruments
Forward Commitments
Mortgage Dollar Rolls
Repurchase Agreements

Options on Securities

Futures Contracts and Related Options (financial futures only)

Except as described under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:



1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3.   Invest up to 10% of its net assets in illiquid assets;

4. Purchase and sell futures contracts and related options as long as the total initial margin and premiums on contracts do not exceed 5% of total assets;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables), if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.



OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.

PORTFOLIO TURNOVER

Portfolio turnover for the last two fiscal years is included in the Prospectus under "The Fund's Financial History." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commission and other transaction costs, which will be borne directly by the Fund.


FUND CHARGES AND EXPENSES
Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets of the Fund, as follows:

  Average Daily Net Assets                                Annual Fee Rate
      First $1 billion                                         0.65%
       Next $1 billion                                         0.60%
       Next $1 billion                                         0.50%
       Over $3 billion                                         0.40%


Recent Fees paid to the Adviser, CISI and CISC (dollars in thousands)


                                                        Years ended October 31
                                                        ----------------------
                                                  1996             1995           1994
                                                  ----             ----           ----
Management fee                                   $7,614          $8,424         $9,805
Bookkeeping fee                                     406             440            497
Shareholder service and transfer agent fee        2,576           2,881          3,322
12b-1 fees:
    Service fee (Class A and Class B)             2,959           3,298          3,870
    Distribution fee (Class B)                      573             558            543

Brokerage Commissions (dollars in thousands)

                                                         Year ended October 31
                                                         ---------------------
                                                  1996            1995            1994
                                                  ----            ----            ----
Total commissions                                 $11             $52             $115
Directed transactions(a)                            0               0                0
Commissions on directed transactions                0               0                0


(a) See "Management of the Colonial Funds-Portfolio Transactions-Brokerage and research services" in Part 2 of this SAI.

Trustees Fees

For the fiscal year ended October 31, 1996, and the calendar year ended December 31, 1996, the Trustees received the following compensation for serving as
Trustees:

                                                       Total Compensation
                             Aggregate                 From Trust and
                             Compensation              Fund Complex Paid To
                             From Fund For The         The Trustees For The
                             Fiscal Year Ended         Calendar Year Ended
Trustee                      October 31, 1996          December 31, 1996(b)
-------                      ----------------          --------------------
Robert J. Birnbaum           $5,874                   $ 92,000
Tom Bleasdale                $6,562 (c)               $104,500(d)
Lora S. Collins              $5,834                    $92,000
James E. Grinnell            $5,894                    $93,000
William D. Ireland, Jr.      $7,159                   $109,000
Richard W. Lowry             $5,998                    $95,000
William E. Mayer             $5,776                   $ 91,000
James L. Moody, Jr.          $6,728 (e)                $106,500(f)
John J. Neuhauser            $5,971                    $94,500
George L. Shinn              $6,723                   $105,500
Robert L. Sullivan           $6,407                   $102,000
Sinclair Weeks, Jr.          $6,949                   $110,000


(b) At December 31, 1996, the Colonial Funds complex consisted of 37 open-end and 5 closed-end management investment company portfolios.
(c)  Includes $2,962 payable in later years as deferred compensation.
(d)  Includes $51,500 payable in later years as deferred compensation.
(e) Total compensation of $6,728 for the fiscal year ended October 31, 1996 will be payable in later years as deferred compensation.
(f) Total compensation of $106,500 for the calendar year ended December 31, 1996, will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds) for service during the calendar year ended December 31, 1996:

                                                         Total Compensation
                                                         From Liberty Funds For
                                                         The Calendar Year Ended
Trustee                                                  December 31, 1996 (g)
-------                                                  ---------------------
Robert J. Birnbaum                                       $25,000
James E. Grinnell                                        $25,000
Richard W. Lowry                                         $25,000


(g) At December 31, 1996, the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).


Ownership of the Fund

The following information is as of January 31, 1997:

The officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund.

Merrill Lynch, Pierce, Fenner & Smith, Inc. for the Sole Benefit of its Customers, Attn: Fund Administration, 4800 Deer Lake Drive East 3rd, Jacksonville, FL 32216 owned 7.02% of the Fund's outstanding Class A shares and owned 13.14% of the Fund's outstanding Class B shares.

There were 48,017 Class A and 3,810 Class B shareholders of record of the Fund.


Sales Charges  (dollars in thousands)

                                                                             Class A Shares
                                                                          Years Ended October 31
                                                                       1996        1995        1994
                                                                       ----        ----        ----
Aggregate initial sales charges on Fund share sales                    $389        $425        $691
Initial sales charges retained by CISI                                 $ 46        $ 49        $ 80

                                                                             Class B Shares
                                                                        1996        1995        1994
                                                                        ----        ----        ----
Aggregate contingent deferred sales charges (CDSC)
  on Fund redemptions retained by CISI                                  $274        $316        $273


12b-1 Plans, CDSCs and Conversion of Shares

The Fund offers three classes of shares - Class A, Class B and Class D. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans (Plans) pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares. The Fund also pays CISI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B and Class D shares. CISI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CISI's expenses, CISI may realize a profit from the fees. The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are Independent Trustees is effected by such Independent Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class D shares are offered at net asset value plus a 1.00% initial sales charge and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares, having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of CISI relating to the Fund, were:

                                                                                   Year ended October 31, 1996
                                                                                   ---------------------------
                                                                              Class A Shares       Class B Shares
                                                                              --------------       --------------
Fees to FSFs                                                                        $2,779               $558
Cost of sales material relating to the Fund (including printing and mailing
  expenses)                                                                            $73                $25
Allocated travel, entertainment and other promotional expenses (including
  advertising)                                                                         $50                $29


INVESTMENT PERFORMANCE

The Fund's Class A and Class B yields for the month ended October 31, 1996, were 5.62% and 5.15%, respectively.


The Fund's average annual total returns at October 31, 1996 were:

                                                                                   Class A Shares
                                                               1 year                  5 years            10 years
                                                               ------                  -------            --------
With sales charge of 4.75%                                     (1.05)%                  6.26%              7.19%
Without sales charge                                            3.88%                   7.30%              7.72%

                                                                               Class B Shares
                                                                                           Period June 8, 1992
                                                                                            (commencement of
                                                                                         investment operations)
                                                               1 year                   through October 31, 1996
                                                               ------                   ------------------------
With applicable CDSC                                       (1.76)% (4.87% CDSC)           5.96% (1.96% CDSC)(g)
Without CDSC                                                   3.11%                             6.33%


(g) Due to the decrease in net asset value from the commencement of investment operations, the CDSC is adjusted. See "How to Buy Shares" in the Prospectus.


The Fund's Class A and Class B distribution rates at October 31, 1996, based on the latest month's distributions, annualized, and the maximum offering price at the end of the period, were 6.30% and 5.89%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages 6 through 20 of the October 31, 1996 Annual Report are incorporated in this SAI by reference.

                               COLONIAL TRUST III
                               ------------------

                    Cross Reference Sheet (The Colonial Fund)
                    -----------------------------------------

Item Number of Form N-1A                               Location or Caption in the Statement of Additional
------------------------                               --------------------------------------------------
                                                       Information
                                                       -----------
Part B
------

10.                                                    Cover Page

11.                                                    Table of Contents

12.                                                    Not Applicable

13.                                                    Investment Objective and Policies; Fundamental Investment
                                                       Policies; Other Investment Policies; Portfolio Turnover;
                                                       Miscellaneous Investment Practices

14.                                                    Fund Charges and Expenses; Management of the Funds

15.                                                    Fund Charges and Expenses

16.                                                    Fund Charges and Expenses; Management of the Funds

17.                                                    Fund Charges and Expenses; Management of the Funds

18.                                                    Shareholder Meetings; Shareholder Liability

19.                                                    How to Buy Shares; Determination of Net Asset Value;
                                                       Suspension of Redemptions; Special Purchase
                                                       Programs/Investor Services; Programs for Reducing or
                                                       Eliminating Sales Charge; How to Sell Shares; How to
                                                       Exchange Shares

20.                                                    Taxes

21.                                                    Fund Charges and Expenses; Management of the Colonial Funds

22.                                                    Fund Charges and Expenses; Investment Performance;
                                                       Performance Measures

23.                                                    Independent Accountants

                                THE COLONIAL FUND

                       Statement of Additional Information
                                February 28, 1997


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of The Colonial Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated February 28, 1997. The SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS



Part 1                                                             Page
Definitions
Investment Objectives and Policies
Fundamental Investment Policies
Other Investment Policies
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountants



Part 2



Miscellaneous Investment Practices
Taxes
Management of the Colonial Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II




TF--0197

                                     Part 1
                                THE COLONIAL FUND

                       Statement of Additional Information
                                February 28, 1997


DEFINITIONS

"Trust"                    Colonial Trust III
"Fund"                     The Colonial Fund
"Adviser"                  Colonial  Management Associates, Inc., the Fund's
                           investment adviser
"CISI"                     Colonial Investment Services Inc., the Fund's
                           distributor
"CISC"                     Colonial Investors Service Center, Inc., the Fund's
                           investor services and transfer agent

INVESTMENT OBJECTIVES AND POLICIES

The Fund's Prospectus describes its investment objectives and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus.

Short-Term Trading
Foreign Securities
Written Options (calls on common stock, puts and calls on foreign currencies) Foreign Currency Transactions
Securities Loans
Rule 144A Securities
Repurchase Agreements


Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote. Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets;
2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;
3.   Invest up to 10% of its net assets in illiquid assets;
4. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and
7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.








FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.55%.


Recent Fees paid to the Adviser, CISI and CISC (dollars in thousands)

                                                                            Year ended October 31
                                                         1996                      1995                          1994
Management fee                                          $6,256                    $5,006                        $4,102
Bookkeeping fee                                            394                       328                           270
Shareholder service
   and transfer agent fee                                3,330                     2,685                         2,143
12b-1 fees:
    Service fee (Class A and B)                          2,678                     2,128                         1,661
    Distribution fee (Class B)                           3,075                     2,254                         1,528


Brokerage Commissions (dollars in thousands)

                                                        1996                       1995                          1994
Total commissions                                     $   649                    $  1,471                      $  1,080
Directed transactions(a)                              $22,526                     $19,414                      $ 66,091
Commissions on directed transactions                  $    35                    $     29                      $     90


(a) See "Management of the Colonial Funds-Portfolio Transactions-Brokerage and Research Services" in Part 2 of this SAI.

Trustees Fees

For the fiscal year ended October 31, 1996, and the calendar year ended December 31, 1996, the Trustees received the following compensation for serving as
Trustees:


                                                                            Total Compensation
                                        Aggregate                           From Trust and
                                        Compensation                        Fund Complex Paid To
                                        From Fund For                       The Trustees For
                                        Fiscal Year Ended                   Calendar Year Ended
Trustee                                 October 31, 1996                    December 31, 1996(b)
-------                                 ----------------                    --------------------
Robert J. Birnbaum                      $5,409                               $ 92,000
Tom Bleasdale                            6,154(c)                             104,500(d)
Lora S. Collins                          5,414                                 92,000
James E. Grinnell                        5,463                                 93,000
William D. Ireland, Jr.                  6,601                                109,000
Richard W. Lowry                         5,574                                 95,000
William E. Mayer                         5,358                                 91,000
James L. Moody, Jr.                      6,257(e)                             106,500(f)
John J. Neuhauser                        5,553                                 94,500
George L. Shinn                          6,186                                105,500
Robert L. Sullivan                       5,953                                102,000
Sinclair Weeks, Jr.                      6,443                                110,000


(b) At December 31, 1996, the Colonial Funds complex consisted of 38 open-end and 5 closed-end management investment company portfolios.
(c)  Includes $2,802 payable in later years as deferred compensation.
(d)  Includes $51,500 payable in later years as deferred compensation.
(e) Total compensation of $6,257 will be payable in later years as deferred compensation.
(f) Total compensation of $106,500 for the calendar year ended December 31, 1996 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.)(together, Liberty Funds) for service during the calendar year ended December 31, 1996:


                                        Total Compensation
                                        From Liberty Funds For
                                        The Calendar Year Ended
                                        December 31, 1996 (g)
Trustee
Robert J. Birnbaum                      $25,000
James E. Grinnell                        25,000
Richard W. Lowry                         25,000


(g) At December 31, 1996 , the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).

Ownership of the Fund

The following information is as of January 31, 1997:


The officers and Trustees of the Trust as a group beneficially owned less than 1% of the Class A and Class B shares then outstanding. In addition, the officers and Trustees of the Trust as a group beneficially owned xClass Z shares representing % of the then outstanding shares. Mr. Stern, an officer of the Trust, held Class Z shares, representing % of the then outstanding shares. This holding consisted entirely of shares held by him as a co-Trustee of The Colonial Group, Inc. Profit-Sharing Plan Trust with respect to which he shares investment and voting power with three other Trustees.


Merrill Lynch, Pierce, Fenner & Smith, 4800 Deer Lake Drive, Jacksonville, FL 32216 owned of record Class B shares representing % of the then outstanding shares of such Class.


Liberty Northwest Insurance Corporation, 825 N.E. Multnomah Street, Suite 2000, Portland, OR 97232 owned of record Class Z shares representing % of the then outstanding shares of such Class.


There were 46,337 Class A, 40,932 Class B and 3 Class Z shareholders of record of the Fund.

Sales Charges (dollars in thousands)

                                                                                  Class A Shares
                                                                              Year ended October 31
                                                          1996                       1995                     1994
                                                          ----                       ----                     ----
Aggregate initial sales charges on
     Fund share sales                                     $1,711                     $1,202                   $2,500
Initial sales charges retained by CISI                    $  254                     $  190                   $  255

                                                                                   Class B Shares
                                                                                Year ended October 31
                                                            1996                     1995                     1994
                                                            ----                     ----                     ----
Aggregate contingent deferred sales
   charges (CDSC) on Fund redemptions
   retained by CISI                                         $787                     $878                     $513



12b-1 Plans, CDSCs and Conversion of Shares

The Fund offers four classes of shares - Class A, Class B, Class D and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act for Classes A, B and D. Under the Plans, the Fund pays CISI monthly a service fee at an annual rate of 0.15% of the Fund's net assets attributable to Class A shares outstanding prior to April 1, 1989, and a service fee at an annual rate of 0.25% of the Fund's net assets attributable to shares of each Class issued thereafter. The Fund also pays CISI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributable to its Class B and Class D shares. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CISI's expenses, CISI may realize a profit from the fees.


The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years of purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of CISI relating to the Fund for the fiscal year ended October 31, 1996, were as follows:


                                                                      Class A                               Class B
                                                                      -------                               -------
Fees to FSFs                                                          $ 1,615                                $3,689
Cost of sales material relating to the Fund (including
      printing and mailing expenses)                                  $   128                               $   194
Allocated travel, entertainment and other
     promotional expenses (including advertising)                     $   120                               $   170


INVESTMENT PERFORMANCE

The Fund's Class A, Class B and Class Z yields for the month ended October 31, 1996 were 1.44%, 0.78% and 1.53%, respectively.


The Fund's Class A average annual total returns at October 31, 1996 were as follows:



                                              1 year          5 years           10 years
                                              ------          -------           --------
With sales charge of 5.75%                      9.43%         12.08%            11.20%
Without sales charge                          16.11%          13.42%            11.87%

The Fund's Class B total returns at October 31, 1996 were as follows:


                                                                              May 5, 1992
                                                                  (Class B shares initially offered)
                                              1 year                   through October 31, 1996
                                              ------                   -------------------------
With applicable CDSC                    10.27% (5.00% CDSC)              11.59% ( 2.00% CDSC)
Without CDSC                                  15.27%                           11.89%


The Funds Class Z total returns at October 31, 1996 were as follows:


                         July 31, 1995 (Class Z shares initially offered)
    1 year                         through October 31, 1996
    16.50%                                   14.62%


The Fund's Class A, Class B and Class Z distribution rates at October 31, 1996, based on the previous calendar quarter's distributions, annualized, and the maximum offering price at the end of the quarter, were 1.19%, 0.97% and 1.90%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages 6 through 27 of the October 31, 1996 Annual Report, are incorporated in this SAI by reference.

                               COLONIAL TRUST III
                               ------------------

          Cross Reference Sheet (Colonial International Horizons Fund)
          ------------------------------------------------------------

Item Number of Form N-1A                               Location or Caption in the Statement of Additional
------------------------                               --------------------------------------------------
                                                       Information
                                                       -----------
Part B
------

10.                                                    Cover Page

11.                                                    Table of Contents

12.                                                    Not Applicable

13.                                                    Investment Objective and Policies; Fundamental Investment
                                                       Policies; Other Investment Policies; Portfolio Turnover;
                                                       Miscellaneous Investment Practices

14.                                                    Fund Charges and Expenses; Management of the Funds

15.                                                    Fund Charges and Expenses

16.                                                    Fund Charges and Expenses; Management of the Funds

17.                                                    Fund Charges and Expenses; Management of the Funds

18.                                                    Shareholder Meetings; Shareholder Liability

19.                                                    How to Buy Shares; Determination of Net Asset Value;
                                                       Suspension of Redemptions; Special Purchase
                                                       Programs/Investor Services; Programs for Reducing or
                                                       Eliminating Sales Charge; How to Sell Shares; How to
                                                       Exchange Shares

20.                                                    Taxes

21.                                                    Fund Charges and Expenses; Management of the Colonial Funds

22.                                                    Fund Charges and Expenses; Investment Performance;
                                                       Performance Measures

23.                                                    Independent Accountants

                      COLONIAL INTERNATIONAL HORIZONS FUND

                       Statement of Additional Information

                                February 28, 1997




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial International Horizons Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated February 28, 1997. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

Part 1                                                                     Page

Definitions
Investment Objective and Policies
Fundamental Investment Policies
Other Investment Policies
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountants


Part 2

Miscellaneous Investment Practices
Taxes
Management of the Colonial Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II






NR--0197

                                     Part 1

                      COLONIAL INTERNATIONAL HORIZONS FUND

                       Statement of Additional Information

                                February 28, 1997

DEFINITIONS


"Trust"     Colonial Trust III
"Fund"      Colonial International Horizons Fund

"Adviser"   Colonial Management Associates, Inc., the Fund's investment adviser
"CISI"      Colonial Investment Services, Inc., the Fund's distributor
"CISC"      Colonial Investors Service Center, Inc., the Fund's shareholder services and transfer agent




INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus indicated its investment objective and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:


Foreign Securities
Foreign Currency Transactions
Currency Forward and Futures Contracts
Repurchase Agreements
Futures Contracts and Related Options
Options
Money Market Instruments

Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets, however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;
2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;
3.   Invest up to 10% of its net assets in illiquid assets;
4. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts does not exceed 5% of its total assets;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and
7.   Not concentrate more than 25% of its total assets in any one industry.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and
3. Invest in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.



FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.75%.

Recent Fees paid to the Adviser, CISI and CISC (dollars in thousands)


                                                           Year ended October 31
                                                           ---------------------
                                                 1996                1995             1994
                                                 ----                ----             ----
Management fee                                   $434               $ 421            $ 349
Bookkeeping fee                                    30                  29               27
Shareholder service and transfer agent            190                 188              154
fee
12b-1 fees:
    Service fee                                   145                 140              117
    Distribution fee (Class B)                    180                 169               98



Brokerage Commissions (dollars in thousands)

                                                           Year ended October 31
                                                           ---------------------
                                                 1996                1995             1994
                                                 ----                ----             ----
Total commissions                               $  155               $ 190             $ 78
Directed transactions (a)                        1,924               2,631            3,401
Commissions on directed transactions                 5                  10               11


(a) See "Management of the Colonial Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.

Trustees Fees

For fiscal year ended October 31, 1996 and the calendar year ended December 31, 1996 the Trustees received the following compensation for serving as Trustees:



                              Aggregate                   Total Compensation
                              Compensation                From Trust and Fund
                              From Fund For The           Complex Paid To The
                              Fiscal                      Trustees For The
                              Year Ended                  Calendar Year Ended
Trustee                       October 31, 1996            December 31, 1996(b)
-------                       ----------------            --------------------
Robert J. Birnbaum            $ 1,098                      92,000
Tom Bleasdale                   1,245(c)                  104,500(d)
Lora S. Collins                 1,095                     92,000
James E. Grinnell               1,111                     93,000
William D. Ireland, Jr.         1,343                     109,000
Richard W. Lowry                1,128                      95,000
William E. Mayer                1,088                      91,000
James L. Moody, Jr.             1,268(e)                  106,500(f)
John J. Neuhauser               1,124                     94,500
George L. Shinn                 1,257                     105,500
Robert L. Sullivan              1,212                     102,000
Sinclair Weeks, Jr.             1,308                     110,000


(b) At December 31, 1996, the Colonial Funds complex consisted of 37 open-end and 5 closed-end management investment company portfolios.
(c)  Includes $565 payable in later years as deferred compensation.
(d)  Includes $51,500 payable in later years as deferred compensation.
(e) Total compensation of $1,268 will be payable in later years as deferred compensation.
(f) Total compensation of $106,500 for the calendar year ended December 31, 1996 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds) for service during the calendar year ended December 31, 1996:


                                                         Total Compensation
                                                         From Liberty Funds For
                                                         The Calendar Year Ended
Trustee                                                  December 31, 1996 (h)
Robert J. Birnbaum                                                $25,000
James E. Grinnell                                                  25,000
Richard W. Lowry                                                   25,000


(h) At December 31, 1996, the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).





Ownership of the Fund


The following information is as of January 31, 1997:


The officers and Trustees of the Trust as a group owned shares of the Fund, representing % of the then outstanding Class A shares. Mr. Stern, who is an officer of the Fund, held shares of the Fund, representing % of the then outstanding shares. This holding consisted entirely of shares held by him and certain employees of the Adviser as co-Trustees of The Colonial Group, Inc. Profit-Sharing Plan with respect to which they share investment and voting power.


Merrill Lynch, Pierce, Fenner & Smith, Inc., Attn: Book Entry, 4800 Deer Lake Drive, 3rd Floor, Jacksonville, Florida 32216, owned % and % of the then outstanding Class A and Class B shares, respectively.


There were 5,160 Class A and 2,611 Class B record holders of the Fund.


Sales Charges (dollars in thousands)

                                                            Class A Shares
                                                          Year ended October 31
                                              1996               1995               1994
                                              ----               ----               ----
Aggregate initial sales charges on Fund        $84               $ 91              $ 177
   share sales
Initial sales charges retained by CISI          14                 79                25


                                                            Class B Shares
                                                          Year ended October 31
                                              1996               1995               1994
                                              ----               ----               ----
Aggregate contingent deferred sales
charges (CDSC) on Fund redemptions
retained by CISI                               $91                $125               $ 41



12b-1 Plans, CDSC and Conversion of Shares

The Fund offers two classes of shares - Class A and Class B. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans (Plans) pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI monthly a service fee at an annual rate of 0.25% of net assets attributed to each class of shares. The Fund also pays CISI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B shares. CISI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees.


The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non- interested persons is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of CISI relating to the Fund were:


                                                                    Year ended October 31, 1996
                                                             Class A Shares                Class B Shares
Fees to FSFs                                                       $79                          $231
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                          8                            10
Allocated travel, entertainment and other promotional
  expenses (including advertising)                                  12                            14



INVESTMENT PERFORMANCE

The Fund's Class A and Class B yields for the month ended October 31, 1996 were 0.28% and (0.45%), respectively.


The Fund's average annual total returns at October 31, 1996 were:


                          Class A Shares
                                                                              Period June 8, 1992
                                                                    (commencement of investment operations)
                                             1 Year                         through October 31, 1996
                                             ------                          -----------------------
With sales charge of 5.75%                   14.69%                                  9.80%
Without sales charge                         21.69%                                  11.29%


                          Class B Shares

                                                                              Period June 8, 1992
                                                                    (commencement of investment operations)
                                              1 Year                        through October 31, 1996
                                              ------                         -----------------------
With applicable CDSC                          15.70% (5.00% CDSC)             10.13% (2.00% CDSC)
Without CDSC                                  20.70%                                10.45%


The Fund's Class A and Class B distribution rates at October 31, 1996, which are based on the last twelve months' distributions, annualized, and the maximum offering price at the end of the twelve month period were 0.53% and 0%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI, and the financial highlights in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages 6 through 22 of the October 31, 1996 Annual Report, are incorporated in this SAI by reference.

                               COLONIAL TRUST III
                               ------------------

               Cross Reference Sheet (Colonial Global Equity Fund)
               ---------------------------------------------------

Item Number of Form N-1A                               Location or Caption in the Statement of Additional
------------------------                               --------------------------------------------------
                                                       Information
                                                       -----------
Part B
------

10.                                                    Cover Page

11.                                                    Table of Contents

12.                                                    Not Applicable

13.                                                    Investment Objective and Policies; Fundamental Investment
                                                       Policies; Other Investment Policies; Portfolio Turnover;
                                                       Miscellaneous Investment Practices

14.                                                    Fund Charges and Expenses; Management of the Funds

15.                                                    Fund Charges and Expenses

16.                                                    Fund Charges and Expenses; Management of the Funds

17.                                                    Fund Charges and Expenses; Management of the Funds

18.                                                    Shareholder Meetings; Shareholder Liability

19.                                                    How to Buy Shares; Determination of Net Asset Value;
                                                       Suspension of Redemptions; Special Purchase
                                                       Programs/Investor Services; Programs for Reducing or
                                                       Eliminating Sales Charge; How to Sell Shares; How to
                                                       Exchange Shares

20.                                                    Taxes

21.                                                    Fund Charges and Expenses; Management of the Colonial Funds

22.                                                    Fund Charges and Expenses; Investment Performance;
                                                       Performance Measures

23.                                                    Independent Accountants

                           COLONIAL GLOBAL EQUITY FUND
                       Statement of Additional Information

                                February 28, 1997



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Global Equity Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated February 28, 1997. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


Part 1                                                                      Page
Definitions
Investment Objective and Policies
Fundamental Investment Policies
Other Investment Policies
Portfolio Turnover
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountants

Part 2
Miscellaneous Investment Practices
Taxes
Management of the Colonial Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sale Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II







GE-16/349D-0297

                                     Part 1
                           COLONIAL GLOBAL EQUITY FUND
                       Statement of Additional Information

                                February 28, 1997


DEFINITIONS

"Trust"     Colonial Trust III
"Fund"      Colonial Global Equity Fund
"Adviser"   Colonial Management Associates, Inc., the Fund's investment adviser
"CISI"      Colonial Investment Services, Inc., the Fund's distributor
"CISC"      Colonial Investors Service Center, Inc., the Fund's shareholder services and transfer agent

INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes its investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:


Foreign Securities
Foreign Currency Transactions
Currency Forwards and Futures Contracts
Futures Contracts and Related Options
Repurchase Agreements
Money Market Instruments
Securities Loans
Short Sales


Except as indicated below under "Fundamental Investment Policies" the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;
2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;
3.   Invest up to 10% of its net assets in illiquid assets;
4. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and
7. Not concentrate more than 25% of its total assets in any one industry, or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.


OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;




PORTFOLIO TURNOVER

Portfolio turnover for the last two fiscal years is included in the Prospectus under "The Fund's Financial History." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commission and other transaction costs, which will be borne directly by the Fund.


FUND CHARGES AND EXPENSES
Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.75%.

Recent Fees paid to the Adviser, CISI and CISC (dollars in thousands)


                                                     Years ended October 31
                                                 1996        1995        1994
Management fee                                   $ 591       $535        $465
Bookkeeping fee                                     37         34          32
Shareholder service and transfer agent fee         244        223         182
12b-1 fees:
     Service fee                                   198        177         156
     Distribution fee (Class B only)               480         453        414
Fees and expenses waived by the Adviser            ---        (184)       (224)


Brokerage Commissions (dollars in thousands)


                                                    Years ended October 31
                                                 1996        1995        1994
Total commissions                               $ 267       $ 226       $ 203
Directed transactions (a)                       4,670       3,496       9,557
Commissions on directed transactions                4           6          18


(a) See "Management of the Colonial Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.

Trustees Fees

For the fiscal year ended October 31, 1996 and the calendar year ended December 31, 1996, the Trustees received the following compensation for serving as
Trustees:



                                                                         Total Compensation
                              Aggregate                                  From Trust and
                              Compensation                               Fund Complex Paid To
                              From Fund For The                          The Trustees For The
                              Fiscal Year Ended                          Calendar Year Ended
Trustee                       October 31, 1996                           December 31, 1996(b)
-------                       ----------------                           --------------------
Robert J. Birnbaum            $ 1,093                                    $92,000
Tom Bleasdale                   1,239(c)                                 104,500(d)
Lora S. Collins                 1,093                                     92,000
James E. Grinnell               1,103                                     93,000
William D. Ireland, Jr.         1,344                                    109,000
Richard W. Lowry                1,115                                     95,000
William E. Mayer                1,082                                     91,000
James L. Moody, Jr.             1,263(e)                                 106,500(f)
John J. Neuhauser               1,121                                     94,500
George L. Shinn                 1,250                                    105,500
Robert L. Sullivan              1,200                                    102,000
Sinclair Weeks, Jr.             1,305                                    110,000



(b) At December 31, 1996, the Colonial Funds complex consisted of 37 open-end and 5 closed-end management investment company portfolios.
(c)  Includes $607 payable in later years as deferred compensation.
(d)  Includes $51,500 payable in later years as deferred compensation.
(e) Total compensation of $1,263 for fiscal year ended October 31, 1996 will be payable in later years as deferred compensation.
(f) Total compensation of $106,500 for the calendar year ended December 31, 1996 will be payable in later years as deferred compensation.

The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds) for service during the calendar year ended December 31, 1996:



                                                             Total Compensation From
                                                             Liberty Funds For The
                                                             Calendar Year Ended
Trustee                                                      December 31, 1996 (g)
Robert J. Birnbaum                                          $25,000
James E. Grinnell                                            25,000
Richard W. Lowry                                             25,000



(g) At December 31, 1996, the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).



Ownership of the Fund

The following information is as of February 7, 1997:



The officers and Trustees of the Trust as a group beneficially owned shares of the Fund representing % of the then outstanding Class A shares. Of the beneficial shares owned, Mr. Stern, who is an officer of the Fund, held shares of the Fund, representing % of the then outstanding shares. This holding consisted entirely of shares held by him and certain employees of the Adviser as co-Trustees of The Colonial Group, Inc. Profit-Sharing Plan with respect to which they share investment and voting power.



Merrill Lynch Pierce Fenner & Smith Inc., Attn: Book Entry, Mutual Funds Operations, 4800 Deer Lake Dr., E 3rd Fl, Jacksonville, FL 32216, owned 5.58% of the Fund's outstanding Class A shares.



Merrill Lynch Pierce Fenner & Smith Inc., Attn: Book Entry, Mutual Funds Operations, 4800 Deer Lake Dr., E 3rd Fl, Jacksonville, FL 32216, owned 13.08% of the Fund's outstanding Class B Shares.



There were 2,313 Class A and 7,774 Class B record holders of the Fund.

Sales Charges (dollars in thousands)

                                                           Class A Shares
                                                         Years ended October 31
                                                      1996        1995        1994
Aggregate initial sales charges on Fund share sales    $72         $44          $36
Initial sales charges retained by CISI                  12           7          17



                                                           Class B Shares
                                                         Years ended October 31
                                                      1996        1995        1994
Aggregate contingent deferred sales charges (CDSC)
  on Fund redemptions retained by CISI                 $90         $175        $111


12b-1 Plans, CDSC and Conversion of Shares

The Fund offers two classes of shares - Class A and Class B. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans (Plans) pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares. The Fund also pays CISI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B shares. CISI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees. The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.



The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons is effected by such non-interested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares which are not subject to the distribution fee ,having an equal value.



Sales-related expenses (dollars in thousands) of CISI relating to the Fund, were:



                                                                    Year ended October 31, 1996
                                                               Class A Shares          Class B Shares
      Fees to FSFs                                                   $34                    $374
      Cost of sales material relating to the Fund
        (including printing and mailing expenses)                     12                       35
      Allocated    travel,    entertainment   and   other
      promotional                                                      6                       18
        expenses (including advertising)


INVESTMENT PERFORMANCE


The Fund's Class A and Class B yields for the month ended October 31, 1996, were 1.28% and 0.60%, respectively.



The Fund's average annual total returns at October 31, 1996, were:



                                                             Class A Shares

                                                                      Period June 8, 1992
                                                            (commencement of investment operations)
                                            1 year                   through October 31, 1996
                                            ------                   ------------------------
With sales charge of 5.75%                   8.48%                             10.46%
Without sales charge                        15.10%                            11.96%



                                                            Class B Shares

                                                                      Period June 8, 1992
                                                            (commencement of investment operations)
                                            1 year                   through October 31, 1996
                                            ------                   ------------------------
With applicable CDSC                9.04% (5.00% CDSC)                  10.72% (2.00% CDSC)
Without CDSC                               14.04%                             11.04%



The Fund's Class A and Class B distribution rates at October 31, 1996, which are based on the latest month's distributions, annualized, and the maximum offering price at the end of the period, were 0.94% and 0.28%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.



The financial statements and Report of Independent Accountants appearing on pages 6 through 24 of the October 31, 1996 Annual Report are incorporated in this SAI by reference.

                               COLONIAL TRUST III
                               ------------------

            Cross Reference Sheet (Colonial Strategic Balanced Fund)
            --------------------------------------------------------

Item Number of Form N-1A                               Location or Caption in the Statement of Additional
------------------------                               --------------------------------------------------
                                                       Information
                                                       -----------
Part B
------

10.                                                    Cover Page

11.                                                    Table of Contents

12.                                                    Not Applicable

13.                                                    Investment Objective and Policies; Fundamental Investment
                                                       Policies; Other Investment Policies; Portfolio Turnover;
                                                       Miscellaneous Investment Practices

14.                                                    Fund Charges and Expenses; Management of the Funds

15.                                                    Fund Charges and Expenses

16.                                                    Fund Charges and Expenses; Management of the Funds

17.                                                    Fund Charges and Expenses; Management of the Funds

18.                                                    Shareholder Meetings; Shareholder Liability

19.                                                    How to Buy Shares; Determination of Net Asset Value;
                                                       Suspension of Redemptions; Special Purchase
                                                       Programs/Investor Services; Programs for Reducing or
                                                       Eliminating Sales Charge; How to Sell Shares; How to
                                                       Exchange Shares

20.                                                    Taxes

21.                                                    Fund Charges and Expenses; Management of the Colonial Funds

22.                                                    Fund Charges and Expenses; Investment Performance;
                                                       Performance Measures

23.                                                    Independent Accountants

                        COLONIAL STRATEGIC BALANCED FUND
                       Statement of Additional Information

                                February 28, 1997



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Strategic Balanced Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated February 28, 1997. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.


TABLE OF CONTENTS

      Part 1                                                               Page

      Definitions
      Investment Objective and Policies
      Fundamental Investment Policies
      Other Investment Policies
      Portfolio Turnover
      Fund Charges and Expenses
      Investment Performance
      Custodian
      Independent Accountants


      Part 2

      Miscellaneous Investment Practices
      Taxes
      Management of the Colonial Funds
      Determination of Net Asset Value
      How to Buy Shares
      Special Purchase Programs/Investor Services
      Programs for Reducing or Eliminating Sales Charges
      How to Sell Shares
      Distributions
      How to Exchange Shares
      Suspension of Redemptions
      Shareholder Liability
      Shareholder Meetings
      Performance Measures
      Appendix I
      Appendix II




SB--0197

                        COLONIAL STRATEGIC BALANCED FUND
                       Statement of Additional Information

                                February 28, 1997


DEFINITIONS
"Trust"      Colonial Trust III
"Fund"       Colonial Strategic Balanced Fund
"Adviser"    Colonial Management Associates, Inc., the Fund's investment adviser
"CISI"       Colonial Investment Services, Inc., the Fund's distributor
"CISC"       Colonial Investors Service Center, Inc., the Fund's shareholder services and transfer agent

INVESTMENT OBJECTIVE AND POLICIES
The Fund's Prospectus describes its investment objective and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:

Lower Rated Bonds
Small Companies
Foreign Securities
Zero Coupon Securities
Pay-in-Kind Securities
Money Market Instruments
Forward Commitments
Repurchase Agreements
Futures Contracts and Related Options
Foreign Currency Transactions

Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Underwrite securities issued by others only when disposing of portfolio securities;

5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and


6. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables), if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and
3.   Invest more than 15% of its net assets in illiquid assets.




PORTFOLIO TURNOVER




               Years ended October 31
             1996                    1995
             59%                      49%


FUND CHARGES AND EXPENSES
Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.70%.

Recent Fees paid to the Adviser, CISI and CISC (dollars in thousands)



                                                                                 Period September 19, 1994
                                                                           (commencement of investment operations)
                                                   Years through October 31               October 31, 1994
                                                  1996                 1995                     1994
Management fee                                    $354                $ 196                      $9
Bookkeeping fee                                     28                   27                       3
Shareholder service and transfer agent fee         155                   86                       4
12b-1 fees:
Service fee                                        126                   70                       3
Distribution fee (Class A)                          57                   36                       2
Distribution fee (Class B)                         207                   95                       4
Distribution fee (Class D)                          30                   25                       2
Fees and expenses waived or borne by the Adviser   (95)                (122)                      5



Brokerage Commissions (dollars in thousands)

                                                                                             Period September 19, 1994
                                                                                      (commencement of investment operations)
                                                 Years ended October 31                       through October 31, 1994
                                                 ----------------------                       ------------------------
                                               1996                   1995
                                               ----                   ----
Total commissions                              $ 11                   $ 20                             $ 12
Directed transactions(a)                        269                    302                              500
Commissions on directed transactions            (b)                      1                                1

(a) See "Management of the Colonial Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.

(b)  Rounds to less than one.


Trustees Fees

For the fiscal year ended October 31, 1996 and calendar year ended December 31, 1996 the Trustees received the following compensation for serving as Trustees:


                            Aggregate                   Total Compensation
                            Compensation                From Trust and Fund
                            From Fund For The           Complex Paid To The Trustees
                            Fiscal Year Ended           For The Calendar Year Ended
Trustee                     October 31, 1996            December 31, 1996 (c)
-------                     ----------------            ---------------------
Robert J. Birnbaum          $1,056                      $  92,000
Tom Bleasdale               1,199(d)                      104,500(e)
Lora S. Collins             1,056                          92,000
James E. Grinnell           1,064                          93,000
William D. Ireland, Jr.     1,289                         109,000
Richard W. Lowry            1,089                          95,000
William E. Mayer            1,044                          91,000
James L. Moody, Jr.         1,222(f)                      106,500(g)
John J. Neuhauser           1,085                          94,500
George L. Shinn             1,207                         105,500
Robert L. Sullivan          1,161                         102,000
Sinclair Weeks, Jr.         1,258                         110,000


(c) At December 31, 1996, the Colonial Funds complex consisted of 37 open-end and 5 closed-end management investment company portfolios.
(d)  Includes $543 payable in later years as deferred compensation.
(e)  Includes $51,500 payable in later years as deferred compensation.
(f) Total compensation of $1,222 will be payable in later years as deferred compensation.
(g) Total compensation of $106,500 for the calendar year ended December 31, 1996 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds) for service during the calendar year ended December 31, 1996:


                                                       Total Compensation
                                                       From Liberty Funds For
                                                       The Calendar Year Ended
True                                                   December 31, 1996 (i)
----                                                   ---------------------
Robert J. Birnbaum                                       $25,000
James E. Grinnell                                         25,000
Richard W. Lowry                                          25,000


(i) At December 31, 1996, the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).




Ownership of the Fund


The following information is as of January 31, 1997:


The officers and Trustees of the Trust as a group owned shares of the Fund representing % of the then outstanding Class A shares. The largest single holding was by the Adviser (%).


The officers and Trustees of the Trust as a group owned shares of the Fund representing % of the then outstanding Class B shares. The total ownership was held by the Adviser (%).


The officers and Trustees of the Trust as a group owned shares of the Fund representing % of the then outstanding Class D shares. The total ownership was held by the Adviser (%).


Sales Marketing Services Inc., P.O. Box 516, Metairie, LA 70004-0516, owned % of the Fund's outstanding Class A shares.


There were 2,398 Class A, 6,991 Class B and 363 Class D record holders of the Fund.

Sales Charges (dollars in thousands)

                                                            Class A Shares
                                                                                                    Period September 19, 1994
                                                                                                        (commencement of
                                                                                                     investment operations)
                                                        Years ended October 31                      through October 31, 1994
                                                        ----------------------                      ------------------------
                                                     1996                    1995
                                                     ----                    ----
Aggregate initial sales charges on Fund
  share sales                                        $310                    $186                              $66
Initial sales charges retained by CISI                 33                      13                                0

                                                            Class B Shares
                                                                                                    Period September 19, 1994
                                                                                                        (commencement of
                                                                                                     investment operations)
                                                        Years ended October 31                      through October 31, 1994
                                                        ----------------------                      ------------------------
                                                     1996                    1995
                                                     ----                    ----
Aggregate contingent deferred sales
charges (CDSC) on Fund redemptions
retained by CISI                                       $ 57                    $29                               $0


                                                            Class D Shares
                                                                                                    Period September 19, 1994
                                                                                                        (commencement of
                                                                                                     investment operations)
                                                        Years ended October 31                      through October 31, 1994
                                                        ----------------------                      ------------------------
                                                     1996                    1995
                                                     ----                    ----
Aggregate CDSC on Fund redemptions
retained by CISI                                       $1                      $1                                $0



12b-1 Plans, CDSC and Conversion of Shares

The Fund offers three classes of shares - Class A, Class B and Class D. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans (Plans) pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares. The Fund's Class A shares pay CISI monthly a distribution fee at an annual rate of 0.30% of the average daily net assets and Class B and Class D shares pay CISI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees.


The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class D shares are offered at net asset value plus a 1.00% initial sales charge and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value.


Sales-related expenses (dollars in thousands) of CISI relating to the Fund were:


                                                                  Years ended October 31, 1996
                                                       Class A Shares    Class B Shares    Class D Shares
Fees to FSFs                                                 57                746               30
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                  37                79                 7
Allocated travel, entertainment and other
  promotional expenses (including advertising)               27                58                 5

INVESTMENT PERFORMANCE

The Fund's Class A, Class B and Class D yields for the month ended October 31, 1996 were:


                Class A Shares                       Class B Shares                       Class D Shares
           Yield         Adjusted Yield         Yield         Adjusted Yield          Yield        Adjusted Yield
           2.74%             2.51%              2.42%              2.18%              2.39%             2.16%


The Fund's average annual total returns at October 31, 1996 were:


                                                                Class A Shares
                                                                             Period September 19, 1994
                                                                      (commencement of investment operations)
                                              1 year                          through October 31, 1996
                                              ------                          ------------------------
With sales charge of 4.75%                    8.81%                                    13.57%
Without sales charge                          14.24%                                   16.21%



                                                                Class B Shares
                                                                             Period September 19, 1994
                                                                      (commencement of investment operations)
                                              1 year                          through October 31, 1996
                                              ------                          ------------------------
With applicable CDSC                        8.71%(5.00% CDSC)                   14.48% (3.00% CDSC)
Without CDSC                               13.71%                               15.69%


                                                                   Class D Shares
                                                                                    Period September 19, 1994
                                                                                  (commencement of investment
                                                                                          operations)
                                                             1 year                through October 31, 1996
                                                             ------                ------------------------
With sales charge of 1.00% and CDSC of 1.00%                 11.54%                         15.15%
Without CDSC                                                 13.68%                         15.69%


The Fund's Class A, Class B and Class D distribution rates at October 31, 1996 which are based on the most recent quarter's distributions and the maximum offering price at the end of the quarter, were 2.58%, 2.31% and 2.26%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI, and the financial highlights in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages 7 through 34 of the October 31, 1996 Annual Report, are incorporated in this SAI by reference.

                               COLONIAL TRUST III
                               ------------------

             Cross Reference Sheet (Colonial Global Utilities Fund)
             ------------------------------------------------------

Item Number of Form N-1A                               Location or Caption in the Statement of Additional
------------------------                               --------------------------------------------------
                                                       Information
                                                       -----------
Part B
------

10.                                                    Cover Page

11.                                                    Table of Contents

12.                                                    Not Applicable

13.                                                    Investment Objective and Policies; Fundamental Investment
                                                       Policies; Other Investment Policies; Portfolio Turnover;
                                                       Miscellaneous Investment Practices

14.                                                    Fund Charges and Expenses; Management of the Funds

15.                                                    Fund Charges and Expenses

16.                                                    Fund Charges and Expenses; Management of the Funds

17.                                                    Fund Charges and Expenses; Management of the Funds

18.                                                    Shareholder Meetings; Shareholder Liability

19.                                                    How to Buy Shares; Determination of Net Asset Value;
                                                       Suspension of Redemptions; Special Purchase
                                                       Programs/Investor Services; Programs for Reducing or
                                                       Eliminating Sales Charge; How to Sell Shares; How to
                                                       Exchange Shares

20.                                                    Taxes

21.                                                    Fund Charges and Expenses; Management of the Colonial Funds

22.                                                    Fund Charges and Expenses; Investment Performance;
                                                       Performance Measures

23.                                                    Independent Accountants

                         COLONIAL GLOBAL UTILITIES FUND

                       Statement of Additional Information
                                February 28, 1997


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Global Utilities Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated February 28, 1997. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services Inc., One Financial Center, Boston, MA 02111-2621.


The Fund is the successor by reorganization to the Liberty Financial Utilities Fund. The reorganization occurred on March 24, 1995. All references to the Fund as of a time prior to such date shall be deemed to refer to the Liberty Financial Utilities Fund.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.


TABLE OF CONTENTS

      Part 1                                                    Page

      Definitions
      Investment Objective and Policies
      Fundamental Investment Policies
      Other Investment Policies
      Portfolio Turnover
      Fund Charges and Expenses
      Investment Performance
      Custodian
      Independent Accountants of the Fund
      Certain Information Concerning the Portfolio

      Part 2

      Miscellaneous Investment Practices
      Taxes
      Management of the Colonial Funds
      Determination of Net Asset Value
      How to Buy Shares
      Special Purchase Programs/Investor Services
      Programs for Reducing or Eliminating Sales Charges
      How to Sell Shares
      Distributions
      How to Exchange Shares
      Suspension of Redemptions
      Shareholder Liability
      Shareholder Meetings
      Performance Measures
      Appendix I
      Appendix II


GU-16/354D-0297

                         COLONIAL GLOBAL UTILITIES FUND

                       Statement of Additional Information
                                February 28, 1997


DEFINITIONS
          "Fund"                    Colonial Global Utilities Fund
          "Trust"                   Colonial Trust III
          "Administrator"           Colonial Management Associates, Inc., the
                                    Fund's administrator
          "CISI"                    Colonial Investment Services, Inc., the
                                    Fund's distributor
          "CISC"                    Colonial Investors Service Center, Inc., the
                                    Fund's shareholder services and transfer
                                    agent
          "Portfolio"               LFC Utilities Trust
          "Adviser"                 Stein Roe & Farnham Incorporated, the
                                    Portfolio's investment adviser

INVESTMENT OBJECTIVE AND POLICIES


As described in the Fund's Prospectus, the Fund currently seeks to achieve its objective by investing all its assets in the Portfolio. Part 1 of this SAI contains additional information concerning the Fund and the Portfolio, including a description of the Fund's and the Portfolio's fundamental investment policies and practices. Except where otherwise indicated, references to the "Fund" in connection with descriptions of investment policies and practices shall include the Portfolio. Part 2 of this SAI contains additional information about the following securities and investment techniques:

         Lower Rated Bonds
         Foreign Securities
         Money Market Instruments
         Forward Commitments
         Repurchase Agreements
         Futures Contracts and Related Options
         Foreign Currency Transactions
         Securities Lending
         Zero Coupon Securities
         Pay-In-Kind Securities
         Options on Securities


Except as described below under "Fundamental Investment Policies," the Fund's and the Portfolio's investment policies are not fundamental, and the Fund's Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

As fundamental policies, neither the Fund nor the Portfolio may:


1. Issue senior securities (as defined in the Act and the rules thereunder) or borrow money, except that as a temporary measure for extraordinary or emergency purposes, each of the Fund and the Portfolio may borrow from banks in aggregate amounts at any one time outstanding not exceeding 33 1/3% of the total assets (including the amount borrowed) of the Fund or Portfolio, respectively, valued at market; and neither the Fund nor the Portfolio may purchase any securities at any time when borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively (taken at market value); and except that the Fund and the Portfolio may enter into options and futures transactions;

2. Purchase any security on margin, except that the Fund or the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities (this restriction does not apply to securities purchased on a when-issued basis or to margin deposits in connection with futures and options transactions);
3. Underwrite securities issued by other persons, except insofar as the Fund or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;
4. Make loans to other persons except (a) through the lending of securities held by the Fund or the Portfolio, but not in excess of 30% of the total assets of the Fund or the Portfolio, respectively, or (b) through the purchase of debt securities in accordance with the respective investment policies of the Fund and the Portfolio;
5. Purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, as to which there are no percentage limits or restrictions) if immediately after and as a result of such purchase
            (a) more than 5% of the value of its assets would be invested in that issuer, or (b) the Fund or the Portfolio would hold more than 10% of the outstanding voting securities of that issuer and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;
6. Purchase or sell real estate or interests in real estate limited partnerships (other than securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund and the Portfolio each reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities and to enter into futures and options transactions in accordance with its investment policies); or
7. Invest more than 25% of its total assets in the securities of issuers whose principal business activities are in the same industry (excluding obligations of the U.S. government and repurchase agreements collateralized by obligations of the U.S. government), except that the Fund and the Portfolio may invest without limit (but may not invest less than 25% of its total assets) in the securities of companies in the public utilities industry and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund.


OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, neither the Fund nor the Portfolio may:

1. Invest in illiquid securities, including repurchase agreements maturing in more than seven days but excluding securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, if, as a result thereof, more than 15% of the net assets (taken at market value at the time of each investment of the Fund or the Portfolio, as the case may be) would be invested in such securities and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;
2. Invest in companies for the purpose of exercising control or management except that the Fund may invest all or substantially all its assets in another registered investment company having substantially the same investment restrictions as the Fund;
3. Invest in the voting securities of a public utility company if, as a result, it would own 5% or more of the outstanding voting securities of more than one public utility company;
4. Make investments in the securities of other investment companies except that the Fund may invest all or substantially all its assets in another registered investment company having substantially the same investment restrictions as the Fund;
5. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned by the Fund or the Portfolio except (a) as may be necessary in connection with borrowings mentioned in (1) above, and (b) they may enter into futures and options transactions; and
6. Invest more than 5% of its total assets in puts, calls, straddles, spreads, or any combination thereof (except that the Fund or the Portfolio may enter into transactions in options, futures and options on futures).

PORTFOLIO TURNOVER

              1996       1995
              ----       ----

               34%        46%

Portfolio turnover is the lesser of the aggregate purchases or sales of securities other than short-term divided by the average assets for the period. The portfolio turnover indicated above is for the LFC Utilities Trust for the fiscal year ended October 31.


FUND CHARGES AND EXPENSES


Aggregate Fund expenses include the expenses of the Portfolio, which are borne indirectly by the Fund, and the Fund's direct expenses. The Portfolio's expenses include (i) a management fee paid to the Adviser at an annual rate of 0.55% of average daily net assets up to $400 million and 0.50% of average daily net assets thereafter, (ii) an annual $7,500 accounting services fee paid to the Administrator, (iii) an annual pricing and bookkeeping fee of $25,000 plus 0.0025% of the Portfolio's average daily net assets in excess of $50 million and reimbursement of the Adviser's out-of-pocket expenses, and (iv) custody, legal and audit fees and other miscellaneous expenses. The Fund's expenses include (i) an administrative fee paid to the Administrator at the annual rate of 0.10% of average daily net assets, (ii) a transfer agency and shareholder services fee paid to CISC at the annual rate of 0.20% of average daily net assets plus CISC's out-of-pocket expenses, (iii) the Rule 12b-1 fees paid to CISI described below,
(iv) a pricing and bookkeeping fee paid to the Administrator in the amount of $18,000 per year plus 0.0233% of average daily net assets in excess of $50 million and (v) custody, legal and audit fees and other miscellaneous expenses.


Recent Fees paid to the Adviser, Administrator, CISI and CISC (dollars in thousands)


                                                       Years ended October 31
                                                      -----------------------
                                                   1996       1995        1994
                                                   ----       ----        ----
Management fee                                    $1,064     $1,282     $1,603
Administration fee(a)                                193        212(b)     292
Bookkeeping fee                                       51         42(c)      62
Shareholders services and transfer agent fee         529       589(d)      776
12b-1 fees(e)(f)
  Service fee (Class A, Class B, Class D)            480       570(g)      471
  Distribution fee (Class B)                           9         2           0
  Distribution fee (Class D)                           3         1           0


(a) Liberty Investment Services Inc, (Liberty Services) was the Fund's Administrator prior to March 24, 1995, and provided the Fund with bookkeeping and certain sub-transfer agency and investor accounting services.
(b)     Includes $98,022 paid to Liberty Services for the period ended March 24,
        1995.
(c)     Includes $6,750 paid to Liberty Services for the period ended March 24,
        1995.
(d) Includes $254,023 paid to Liberty Services for the period ended March 24, 1995.
(e) Liberty Securities Corporation (Liberty Securities) was the Fund's distributor prior to March 24, 1995.
(f) Prior to March 1, 1994, no distribution fees had been paid pursuant to the 12b-1 Plan.
(g) Includes $245,055 paid to Liberty Securities for the period ended March 24, 1995.

Brokerage Commissions


The Fund does not pay brokerage commissions. Brokerage commissions are paid by the Portfolio. For the fiscal years ended October 31, 1994, 1995 and 1996 the Portfolio paid total brokerage commissions of $, $228,144, $287,806, and $255,827, respectively.


Trustees Fees

For the fiscal year ended October 31, 1996 and the calendar year ended December 31, 1996, the Trustees received the following compensation for serving as
Trustees:

                                                            Total Compensation
                             Aggregate                      From Trust and
                             Compensation                   Fund Complex Paid To
                             From Fund For The              The Trustees For The
                             Fiscal Year Ended              Calendar Year Ended
Trustee                      October 31, 1996               December 31, 1996(h)
-------                      ----------------               --------------------
Robert J. Birnbaum            $1,521                        $ 92,000
Tom Bleasdale                  1,730(i)                     $104,500 (j)
Lora S. Collins                1,520                        $ 92,000
James E. Grinnell              1,536                        $ 93,000
William D. Ireland, Jr.        1,826                        $109,000
Richard W. Lowry               1,569                        $ 95,000
William E. Mayer               1,502                        $ 91,000
James L. Moody, Jr.            1,762(k)                     $106,500 (l)
John J. Neuhauser              1,561                        $ 94,500
George L. Shinn                1,752                        $105,500
Robert L. Sullivan             1,679                        $102,000
Sinclair Weeks, Jr.            1,826                        $110,000


(h) At December 31, 1996, the Colonial Funds complex consisted of 37 open-end and 5 closed-end management investment company portfolios.
(i)    Includes $807 payable in later years as deferred compensation.
(j)    Includes $51,500 payable in later years as deferred compensation.
(k) Total compensation of $1,762 for the fiscal year ended October 31, 1996 will be payable in later years as deferred compensation.
(l) Total compensation of $106,500 for the calendar year ended December 31, 1996 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds) for service during the calendar year ended December 31, 1996:

                               Total Compensation
                               From Liberty Funds For
                               The Calendar Year Ended
Trustee                        December 31, 1996 (m)
-------                        ---------------------
Robert J. Birnbaum             $25,000
James E. Grinnell               25,000
Richard W. Lowry                25,000


(m) At December 31, 1996, the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial) (an intermediate parent of the Adviser).

Ownership of the Fund

The following information is as of January 31, 1997:

The officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Fund.

Merrill Lynch Pierce Fenner & Smith Inc. for the Sole Benefit of its Customers,
Attn: Fund Administration, 4800 Deer Lake Drive, E 3rd Fl, Jacksonville,
FL 32246, owned 15.42% of the Fund's outstanding Class B shares.

Maxine A. Smith & S.M. Ciaramitaro Ttees, Ronald J. Smith Marital Trust u/a 7/9/84, 7115 Carriage Creek Drive, Washington, MI 48094-2808, owned 9.21% of the Fund's outstanding Class B shares.

There were 16,450 Class A, 193 Class B and 20 Class D shareholders of record of the Fund.

Sales Charges (dollars in thousands)

                                                                             Class A
                                                                     Years ended October 31
                                                            1996              1995              1994
                                                            ----              ----              ----
Aggregate initial sales charges on Fund share sales         $137             $ 97(o)           $1,566
Initial sales charge retained by CISI                        20                13                   0

                                                                             Class B
                                                                                       Period March 27, 1995
                                                     Year ended October 31    (commencement of investment operations)
                                                             1996                     through October 31, 1996
Aggregate contingent deferred sales charge (CDSC)
on Fund redemptions retained by CISI                          $2                                (p)

                                                                              Class D
                                                                                          Period March 27, 1995
                                                        Year ended October 31    (commencement of investment operations)
                                                                1996                    through October 31, 1996

Aggregate (CDSC) on Fund redemptions retained by CISI            (p)                               (p)


(o) Includes $14,651 paid in aggregate commissions to Liberty Securities for the period ended March 24, 1995.
(p)   Rounds to less than one.


12b-1 Plans, CDSCs and Conversion of Shares

The Fund offers three classes of shares - Class A, Class B and Class D. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans (Plans) pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares. The Fund also pays CISI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B and Class D shares. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees.


The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Administrator) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.


The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are IndependentTrustees is effected by such Independent Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a contingent deferred sales charge (CDSC). Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class D shares are offered at net asset value plus a 1.00% initial sales charge and are subject to a 1.00% CDSC on redemption's within one year after purchase. The CDSCs are described in the Prospectus.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value which are not subject to the distribution fee.


Sales Related Expenses (dollars in thousands) of CISI relating to the Fund for the fiscal year ended October 31, 1996 were:



                                                                 Class A           Class B           Class D
Fees to FSFs                                                      $ 471              $ 26             $ 4
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                          12                 2               2
Allocated travel, entertainment and other promotional
expenses
  (including advertising)                                            12                 2               1




INVESTMENT PERFORMANCE

The Fund's average annual total returns at October 31, 1996 were:

                                                                       Class A
                                                                                                  Period October 15, 1991
                                                                                          (commencement of investment operations)
                                                          1 year           5 years                through October 31, 1996
                                                          ------           -------                ------------------------
With sales charge of 5.75%                                 5.55%            8.05%                          7.94%
Without sales charge                                      11.99%            9.34%                          9.22%

                                                                       Class B
                                                                               Period ended March 27, 1995
                                                                         (commencement of investment operations)
                                                         1 year                  through October 31, 1996
                                                                                 ------------------------
With applicable CDSC                               6.25% (5.00% CDSC)                      10.33% (4.00% CDSC)
Without CDSC                                             11.25%                               12.67%

                                                                        Class D
                                                                                Period ended March 27, 1995
                                                                          (commencement of investment operations)
                                                         1 year                  through October 31, 1996
                                                                                 ------------------------

With sales charge of 1.00% and applicable CDSC       9.05% (1.00% CDSC)                     11.91%
Without CDSC                                              11.16%                             12.61%


The Fund's Class A, Class B and Class D distribution rates at October 31, 1996, which are based on the latest quarter's distributions, annualized, by the maximum offering price at the end of the quarter, were 2.83%, 2.26% and 2.24%, respectively.


CUSTODIAN

State Street Bank and Trust Company (State Street Bank) is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS OF THE FUND


Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The of financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP were the Fund's independent auditors prior to March 24, 1995.


The Fund's financial statements and Report of Independent Accountants appearing on pages 17 through 27 of the October 31, 1996 Annual Report, are incorporated into this SAI by reference.


CERTAIN INFORMATION CONCERNING THE PORTFOLIO

Portfolio's Investment Adviser

Under its Management Agreement with the Portfolio, the Adviser provides the Portfolio with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of the Portfolio in accordance with the Portfolio's investment objective, program, and restrictions as provided in the Fund's prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (See "Portfolio Transactions" below). The Management Agreement provides for the payment to the Adviser of the fee described above under "Fund Charges and Expenses."

The Adviser is an indirect wholly-owned subsidiary of Liberty Financial, which in turn is an indirect subsidiary of Liberty Mutual Insurance Company.

The Adviser is the successor to an investment advisory business that was founded in 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors. As of December 31, 1996, the Adviser managed over $26.7 billion in net assets: over $8 billion in equities and over $18.7 billion in fixed-income securities (including $1.6 billion in municipal securities). The $26.7 billion in managed assets included over $7.5 billion held by open-end mutual funds managed by the Adviser (approximately 16 of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 227,000 shareholders. The $7.5 billion in mutual fund assets included over $743 million in over 47,000 IRA accounts. In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 6,500 companies. The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At December 31, 1996, the Adviser employed approximately 19 research analysts and 55 account managers. The average investment-related experience of these individuals is 22 years.


The directors of the Adviser are Timothy K. Armour, Harold W. Cogger, Kenneth R. Leibler, C. Allen Merritt, Jr., and Hans P. Ziegler. Mr. Armour is President of the Adviser's Mutual Funds division; Mr. Cogger is a Director and Executive Vice President of Liberty Financial; Mr. Leibler is a Director, President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Senior Vice President and Treasurer of Liberty Financial; and Mr. Ziegler is Chief Executive Officer of the Adviser. The business address of Messrs. Cogger, Leibler and Merritt is 600 Atlantic Avenue, Federal Reserve Plaza, Boston, Massachusetts 02210; that of Messrs. Armour and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.

Under the Management Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio or the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

Portfolio Transactions

The Adviser places the orders for the purchase and sale of the Portfolio's portfolio securities and options and futures contracts. The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Portfolio may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser, and reports are made annually to the Board of Trustees of the Portfolio.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Portfolio, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Portfolio, to such brokers or dealers to ensure the continued receipt of research products or services that the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Portfolio), while the portions of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of the Portfolio is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of the Portfolio.

As stated above, the Adviser's overriding objective in effecting portfolio transactions for the Portfolio is to seek to obtain the best combination of price and execution. However, consistent with the provisions of the Rules of Fair Practice of the National Association of Securities Dealers, Inc., the Adviser may, in selecting broker dealers to effect portfolio transactions for the Portfolio, and where more than one broker dealer is believed capable of providing the best combination of price and execution with respect to a particular transaction, select a broker dealer in recognition of its sales of shares of the Fund. The Adviser maintains an internal procedure to identify broker dealers which have sold shares of the Fund and the amount of such shares sold by them. None of the Fund, the Portfolio or the Adviser has entered into any agreement with, or made any commitment to, any broker dealer which would bind the Adviser or the Portfolio to compensate any broker dealer, directly or indirectly, for sales of shares of the Fund. The Adviser does not cause the Portfolio to pay brokerage commissions higher than those obtainable from other broker dealers in recognition of such sales. With respect to the Portfolio's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Adviser may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention, including investment research related to the security and provided to the Portfolio.

The Portfolio has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Portfolio's portfolio securities held by the Portfolio. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.

Custodian

State Street Bank is the custodian for the securities and cash of the Portfolio, but it does not participate in the investment decisions of the Portfolio. The Portfolio has authorized State Street Bank to deposit certain portfolio securities in central depository systems as allowed by federal law. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02107.

Portfolio securities purchased by the Portfolio in the U.S. are maintained in the custody of the bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of State Street Bank's Global Custody Network or foreign depositories used by such foreign banks and trust companies. Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees of the Portfolio in accordance with regulations under the Investment Company Act of 1940.

The Portfolio may invest in obligations (including repurchase agreements) of State Street Bank and may purchase or sell securities from or to State Street Bank.

Independent Auditors of the Portfolio


KPMG Peat Marwick LLP are the Portfolio's independent auditors providing audit and tax preparation services and assistance and consultation in connection with the review of various Securities Exchange Commission filings.


The Portfolio's financial statements and Report of Independent Auditors appearing on pages 6 through 16 of the Fund's October 31, 1996 Annual Report, are incorporated into this SAI by reference.

PART C          OTHER INFORMATION

Item 24.        Financial Statements and Exhibits

     (a)        Financial Statements:

                Included in Part A

                Summary of Expenses (for Colonial International Fund for Growth, Colonial Select Value Fund, The Colonial Fund, Colonial International Horizons Fund, Colonial Federal Securities Fund, Colonial Global Equity Fund, Colonial Global Utilities Fund and Colonial Strategic Balanced Fund)

                The Fund's Financial History (for Colonial International Fund for Growth, Colonial Select Value Fund, The Colonial Fund, Colonial International Horizons Fund, Colonial Federal Securities Fund, Colonial Global Equity Fund, Colonial Global Utilities Fund and Colonial Strategic Balanced Fund)

         Incorporated by reference into Part B are the financial statements contained in the Annual Reports for the Registrant's series, each dated October 31, 1996 (which were previously filed electronically pursuant to Section 30(b)(2) of the Investment Company Act of 1940):

                           Fund                                                         Accession Number
                           ----                                                         ----------------
         Colonial International Fund for Growth                                      0000021847-97-000007
         Colonial Select Value Fund                                                  0000021847-96-000085
         The Colonial Fund                                                           0000021847-96-000086
         Colonial International Horizons Fund                                        0000021847-97-000009
         Colonial Federal Securities Fund                                            0000021847-97-000005
         Colonial Global Equity Fund                                                 0000021847-97-000008
         Colonial Strategic Balanced Fund                                            0000021847-97-000006
         Colonial Global Utilities Fund (including financial
           statements of the LFC Utilities Trust)                                    0000021847-97-000004

         The Financial Statements contained in each series' Annual Report are as follows:

         Investment Portfolio
         Statement of Assets and Liabilities
         Statement of Operations
         Statement of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements
         Independent Auditors' Report

     (b)        Exhibits:

      1             Amendment No. 3 to the Agreement and Declaration of Trust

      2             By-Laws

      3             Not Applicable

      4 Form of Specimen of share certificate (incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 25 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on March 20, 1996.)

      5(a)          Form of Management Agreement (TCF) (10)

      5(b) Form of Management Agreement (CSVF, CIFFG, CFSF, CIHF, CGEF and CSBF)(12)

      6(a)          Form of Distributor's Contract with Colonial Investment
                    Services

      6(b) Form of Selling Agreement with Colonial Investment Services(incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27,
                    1996)

      6(c) Form of Bank and Bank Affiliated Selling Agreement (incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27,
                    1996)

      6(d) Form of Asset Retention Agreement (incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

      7             Not Applicable

      8(a) Custodian Agreement with Boston Safe Deposit and Trust Company (incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27,
                    1996)

      8(b) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company (incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27,
                    1996) (TCF, CFSF, CGEF, CSVF, CIHF, CIFfG and CSBF)

      9(a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Colonial Investors Service Center, Inc. (formerly Citadel Service Company, Inc.)(incorporated herein by reference to Exhibit 9.(a) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27,
                    1996)

      9(a)(i) Amendment No. 8 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Colonial Investors Service Center, Inc. (formerly Citadel Service Company, Inc.)

      9(a)(ii) Amendment No. 14 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Colonial Investors Service Center, Inc. (formerly Citadel Service Company, Inc.)

      9(b) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. (incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996) (TCF, CFSF, CGEF, CSVF, CIHF, CIFfG and
                    CSBF)

      9(b)(i) Amendment to Appendix I of Pricing and Bookkeeping Agreement (TCF, CFSF, CGEF, CSVF, CIHF, CIFfG and CSBF)

      9(b)(ii) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. (CGUF)

      9(c) Investment Account Application (incorporated herein by reference to Prospectus)

      9(d)          Form of proposed Agreement and Plan of Reorganization (TCF)

      9(e)          Form of Agreement and Plan of Reorganization (TCF, CFSF and
                    CSVF)

      9(f)          Form of Colonial Asset Builder Account Application (TCF,
                    CSVF)

      9(g) Form of Administration Agreement with Colonial Management Associates, Inc. (CGUF)

      10(a)         Opinion and Consent of Counsel (CSVF)

      10(b)         Opinion and Consent of Counsel  (CFSF)

      10(c)         Opinion and Consent of Counsel  (TCF)

      11(a) Consent of Independent Accountants (CIFfG, TCF, CFSF, CGEF, CSBF, CIHF, CGUF and CSVF)

      11(b)         Consent of Independent Auditors (Hub of CGUF)

      12            Not Applicable

      13            Not Applicable

      14(a) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Document and Trust Agreement (incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

      14(b) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Establishment Booklet (incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

      14(c) Form of Colonial Mutual Funds Individual Retirement Account and Application (incorporated herein by reference to Exhibit 14(c) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

      14(d) Form of Colonial Mutual Funds Simplified Employee Pension Plan and Salary Reduction Simplified Employee Pension Plan (incorporated herein by reference to Exhibit 14(d) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on October 11, 1994)

      14(e) Form of Colonial Mutual Funds 401(k) Plan Document and Trust Agreement (incorporated herein by reference to Exhibit 14.(v) to Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18, 1996)

      14(f) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet (incorporated herein by reference to Exhibit 14.(vi) to Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18,
                    1996)

      14(g) Form of Colonial Mutual Funds 401(k) Employee Reports Booklet (incorporated herein by reference to Exhibit 14(g)(a) to Post-Effective Amendment No. 5 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6589, filed with the Commission on October 11, 1994)

      15 Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributor's Contracts filed as Exhibit 6(a) hereto

      16(a)         Calculation of Performance Information (CSVF)(12)

      16(b)         Calculation of Yield (CSVF)(12)

      16(c)         Calculation of Performance Information (CFSF)(12)

      16(d)         Calculation of Yield (CFSF)(12)

      16(e)         Calculation of Performance Information at (TCF)(12)

      16(f)         Calculation of Yield (TCF)(12)

      16(g)         Calculation of Performance Information (CGEF)(12)

      16(h)         Calculation of Yield (CGEF)(12)

      16(i)         Calculation of Performance Information (CIHF)(12)

      16(j)         Calculation of Yield (CIHF)(12)

      16(k)         Calculation of Performance Information (CSBF)(12)

      16(l)         Calculation of Yield (CSBF)(12)

      16(m)         Calculation of Performance Information (CIFFG)(12)

      16(n)         Calculation of Yield (CIFFG)(12)

      16(o)         Calculation of Performance Information (CGUF)(12)

      17(a)         Financial Data Schedule (Class A)(CFSF)

      17(b)         Financial Data Schedule (Class B)(CFSF)

      17(c)         Financial Data Schedule (Class A)(TCF)

      17(d)         Financial Data Schedule (Class B)(TCF)

      17(e)         Financial Data Schedule (Class Z)(TCF)

      17(f)         Financial Data Schedule (Class A)(CGEF)

      17(g)         Financial Data Schedule (Class B)(CGEF)

      17(h)         Financial Data Schedule (Class A)(CIHF)

      17(i)         Financial Data Schedule (Class B)(CIHF)

      17(j)         Financial Data Schedule (Class A)(CSBF)

      17(k)         Financial Data Schedule (Class B)(CSBF)

      17(l)         Financial Data Schedule (Class D)(CSBF)

      17(m)         Financial Data Schedule (Class A)(CIFFG)

      17(n)         Financial Data Schedule (Class B)(CIFFG)

      17(o)         Financial Data Schedule (Class D)(CIFFG)

      17(p)         Financial Data Schedule (Class A)(CSVF)

      17(q)         Financial Data Schedule (Class B)(CSVF)

      17(r)         Financial Data Schedule (Class A)(CGUF)

      17(s)         Financial Data Schedule (Class B)(CGUF)

      17(t)         Financial Data Schedule (Class D)(CGUF)

      17(u)         Financial Data Schedule (Hub of CGUF)

      18(a) Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, Lora S. Collins, James E. Grinnell, William D. Ireland, Jr., Richard W. Lowry, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, George L. Shinn, Robert L. Sullivan and Sinclair Weeks, Jr.

      18(b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940
---------------

Note all footnotes may not be applicable to this filing.

      (1) Incorporated by reference to Post-Effective Amendment No. 70 to Form N-1A filed on or about June 2, 1986

      (2) Incorporated by reference to Post-Effective Amendment No. 71 to Form N-1A filed on or about August 27, 1986

      (3) Incorporated by reference to Post-Effective Amendment No. 78 to Form N-1A filed on or about December 17, 1991.

      (4) Incorporated by reference to Post-Effective Amendment No. 79 to Form N-1A filed on or about February 11, 1992.

      (5) Incorporated by reference to Post-Effective Amendment No. 80 to Form N-1A filed on or about July 13, 1992.

      (6) Incorporated by reference to Post-Effective Amendment No. 81 to Form N-1A filed on or about November 19, 1992.

      (7) Incorporated by reference to Post-Effective Amendment No. 85 to Form N-1A filed on or about July 30, 1993.

      (8) Incorporated by reference to Post-Effective Amendment No. 87 to Form N-1A filed on or about February 9, 1994.

      (9) Incorporated by reference to Post-Effective Amendment No. 90 to Form N-1A filed on or about December 21, 1994.

      (10) Incorporated by reference to Post-Effective Amendment No. 94 to Form N-1A filed on or about July 28, 1995.

      (11) Incorporated by reference to Post-Effective Amendment NO. 95 to Form N-1A filed on or about December 29, 1995.

      (12) Incorporated by reference to Post-Effective Amendment No. 96 to Form N-1A filed on or about February 28, 1996.

Item 25.              Persons Controlled by or under Common Group Control with
                      Registrant

                      None

Item 26.       Number of Holders of Securities


          (1)                                             (2)
                                                          Number of Record Holders
          Title of Class                                  as of January 31, 1997
          --------------                                  ----------------------
          Shares of Beneficial Interest                   17,603 - Class A record holders
                                                          17,238 - Class B record holders
                                                                   (CSVF)

          Shares of Beneficial Interest                   48,017 - Class A record holders
                                                           3,810 - Class B record holders
                                                               0 - Class D record holders
                                                                   (CFSF)

          Shares of Beneficial Interest                   46,337 - Class A record holders
                                                          40,932 - Class B record holders
                                                               0 - Class D record holders
                                                               3 - Class Z record holders
                                                                   (TCF)

          Shares of Beneficial Interest                    5,160 - Class A record holders
                                                           2,611 - Class B record holders
                                                                   (CIHF)

          Shares of Beneficial Interest                    2,313 - Class A record holders
                                                           7,774 - Class B record holders
                                                                   (CGEF)

          Shares of Beneficial Interest                    2,398 - Class A record holders
                                                           6,991 - Class B record holders
                                                             363 - Class D record holders
                                                                   (CSBF)

          Shares of Beneficial Interest                    4,118 - Class A record holders
                                                           9,497 - Class B record holders
                                                             118 - Class D record
                                                                   holders(CIFfG)

          Shares of Beneficial Interest                   16,450 - Class A record holders
                                                             193 - Class B record holders
                                                              20 - Class D record holders
                                                                   (CGUF)

Item 27.              Indemnification

                      See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

  Item 28.        Business and Other Connections of Investment Adviser

                  (only with respect to Colonial Global Utilities Fund, which is the successor by merger to the Liberty Financial Utilities Fund (LFUF), and which invests all of its assets in the LFC Utilities Trust (Portfolio), which is managed by Stein Roe & Farnham Incorporated). The LFUF was a series of the Liberty Financial Trust (LFT).

Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. (SSI), which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Companies. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of the directors and officers of the Manager, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to Item 16 of Part B of this Registration Statement.

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors or trustees of SSI and the Registrant, or investment companies managed by Stein Roe, as shown below. (The listed entities are all located at One South Wacker Drive, Chicago, IL 60606; except for SteinRoe Variable Investment Trust which is located at Federal Reserve Plaza, 600 Atlantic Avenue, Boston, MA 02110).


                                                                                                     Position Formerly
                                                                                                     Held Within Past
                                             Current Position                                        Two Years
                                             ----------------                                        -----------------
  SteinRoe Services Inc.

  Gary A. Anetsberger                        Vice President
  Timothy K. Armour                          Vice President
  Jilaine Hummel Bauer                       Vice President; Secretary
  Kenneth J. Kozanda                         Vice President; Treasurer
  Kenneth R. Leibler                         Director
  Hans P. Ziegler                            Director; President; Chairman                           Vice Chairman
  C. Allen Merritt, Jr.                      Director;

  SR&F Base Trust

  Gary A. Anetsberger                        Sr. V.P.                                                Controller
  Timothy K. Armour                          Pres.; Trustee
  Jilaine Hummel Bauer                       Executive Vice President; Secretary
  Ann H. Benjamin                                                                                    Vice President
  Michael T. Kennedy                                                                                 Vice President
  Lynn C. Maddox                                                                                     Vice President
  Jane M. Naeseth                                                                                    Vice President
  Thomas P. Sorbo                                                                                    Vice President
  Hans P. Ziegler                            Executive Vice President

  Stein Roe Income Trust

  Gary A. Anetsberger                        Sr. V.P.                                                Controller
  Timothy K. Armour                          President; Trustee
  Jilaine Hummel Bauer                       Executive Vice President; Secretary                     Vice President
  Ann H. Benjamin                            Vice President
  Thomas W. Butch                            Vice President
  Philip J. Crosley                          Vice President
  Michael T. Kennedy                         Vice President
  Steven P. Luetger                          Vice President
  Lynn C. Maddox                             Vice President
  Anne E. Marcel                             Vice President
  Jane M. Naeseth                            Vice President
  Thomas P. Sorbo                            Vice President
  Hans P. Ziegler                            Executive Vice President

  Stein Roe Investment Trust

  Gary A. Anetsberger                        Sr. V.P.                                                Controller
  Timothy K. Armour                          President; Trustee
  Jilaine Hummel Bauer                       Executive Vice President; Secretary
  David P. Brady                             Vice President
  Thomas W. Butch                            Vice President
  Daniel K. Cantor                           Vice President
  E. Bruce Dunn                              Vice President
  Erik P. Gustafson                          Vice President
  Alfred F. Kugel                                                                                    Trustee
  Eric S. Maddix                             Vice President
  Lynn C. Maddox                             Vice President
  Anne E. Marcel                             Vice President
  Richard B. Peterson                        Vice President
  Gloria J. Santella                         Vice President
  Thomas P. Sorbo                            Vice President
  Hans P. Ziegler                            Executive Vice President
  Bruno Bertocci                             Vice President
  David P. Harris                            Vice President
  Harvey B. Hirschhorn                       Vice President

  Stein Roe Municipal Trust

  Gary A. Anetsberger                        Sr. V.P.                                                Controller
  Timothy K. Armour                          President; Trustee
  Jilaine Hummel Bauer                       Executive Vice President; Secretary
  Thomas W. Butch                            Vice President
  Joanne T. Costopoulos                      Vice President
  Lynn C. Maddox                             Vice President
  Anne E. Marcel                             Vice President
  M. Jane McCart                             Vice President
  Thomas P. Sorbo                            Vice President
  Hans P. Ziegler                            Executive Vice President






  SteinRoe Variable
   Investment Trust

  Gary A. Anetsberger                        Treasurer
  Timothy K. Armour                          Vice President
  Jilaine Hummel Bauer                       Vice President
  Ann H. Benjamin                            Vice President
  E. Bruce Dunn                              Vice President
  Eric P. Gustafson                          Vice President
  Harvey B. Hirschhorn                       Vice President
  Michael T. Kennedy                         Vice President
  Jane M. Naeseth                            Vice President
  Richard B. Peterson                        Vice President

  Stein Roe Adviser Trust

  Gary A. Antesberger                        Senior Vice President
  Timothy K. Armour                          President; Trustee
  Jilaine Hummel Bauer                       Executive Vice President; Secretary
  Bruno Bertocci                             Vice President
  David P. Brady                             Vice President
  Thomas W. Butch                            Vice President
  Daniel K. Cantor                           Vice President
  Philip J. Crosley                          Vice President
  E. Bruce Dunn                              Vice President
  Erik P. Gustafson                          Vice President
  David P. Harris                            Vice President
  Harvey B. Hirschhorn                       Vice President
  Eric S. Maddix                             Vice President
  Lynn C. Maddox                             Vice President
  Anne E. Marcel                             Vice President
  Richard B. Peterson                        Vice President
  Gloria J. Santella                         Vice President
  Thomas P. Sorbo                            Vice President
  Hans P. Ziegler                            Executive Vice President

  Stein Roe Institutional Trust

  Gary A. Antesberger                        Senior Vice President
  Timothy K. Armour                          President; Trustee
  Jilaine Hummel Bauer                       Executive Vice President; Secretary
  Ann H. Benjamin                            Vice President
  Thomas W. Butch                            Vice President
  Philip J. Crosley                          Vice President
  Michael T. Kennedy                         Vice President
  Steven P. Luetger                          Vice President
  Lynn C. Maddox                             Vice President
  Anne E. Marcel                             Vice President
  Jane M. Naeseth                            Vice President
  Thomas P. Sorbo                            Vice President
  Hans P. Ziegler                            Executive Vice President

Item 28.              Business and Other Connections of Investment Adviser

                      The following sets forth business and other connections of each director and officer of Colonial Management Associates, Inc. (see next page):

ITEM 28.
--------

     Registrant's investment adviser, Colonial Management Associates, Inc., is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial Management Associates, Inc., is also registered as an investment adviser under the 1940 Act. As of the end of its fiscal year, December 31, 1995, CASI had one institutional, corporate or other account under management or supervision, the market value of which was approximately $31.4 million. As of the end of its fiscal year, December 31, 1995, Colonial Management Associates, Inc. was the investment adviser and/or administrator to 38 mutual funds in the Colonial Group of Funds, the market value of which investment companies was approximately $16,439.3 million. Colonial Investment Services, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Colonial Group of Funds, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 10/31/96.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------

Andersen, Peter     V.P.

Archer, Joseph A.   V.P.

Babbitt, Debra      V.P.

Berliant, Allan     V.P.

Bertocci, Bruno     V.P.         Stein Roe Global Capital Mngmt.    Principal

Boatman, Bonny E.   Dir.;        Colonial Advisory Services, Inc.   Exec. V.P.
                    Sr.V.P.;
                    IPC Mbr.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.;
                    Dir.

Citrone, Frank      V.P.

Cogger, Harold W.   Dir.;Pres.;  The Colonial Group, Inc.        Dir.; Pres.;
                    Chairman;                                    CEO; Chrm.
                    CEO;IPC Mbr. Colonial Trusts I through VII   Pres.
                    Exe. Cmte.   Colonial High Income
                                   Municipal Trust               Pres.
                                 Colonial InterMarket Income
                                   Trust I                       Pres.
                                 Colonial Intermediate High
                                   Income Fund                   Pres.
                                 Colonial Investment Grade
                                   Municipal Trust               Pres.
                                 Colonial Municipal Income
                                   Trust                         Pres.
                                 Liberty Financial               Exec V.P.;
                                   Companies, Inc.               Dir.
                                 Colonial Advisory Services,     Dir. Chrm.,
                                   Inc.
                                 Colonial Investors Service
                                   Center, Inc.                  Dir.

Collins, Anne       V.P.

Conlin, Nancy       V.P.;        Colonial Investors Service
                    Asst.          Center, Inc.                  Asst. Clerk
                    Sec.;        The Colonial Group, Inc.        Asst. Clerk
                    Asst         Colonial Advisory Services,
                    Clerk and      Inc.                          Asst. Clerk
                    Counsel      Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

Cordes, Susan       V.P.

Daniszewski,        V.P.         Colonial Investment Services,
 Joseph J.                         Inc.                          V.P.


DiSilva, Linda      V.P.         Colonial Advisory Services,     Compliance
                    IPC Mbr.       Inc.                          Officer

Ericson, Carl C.    Dir; Sr.     Colonial Intermediate High
                    V.P.           Income Fund                   V.P.
                    IPC Mbr.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Evans, C. Frazier   Dir.;        Colonial Investment Services,
                    Sr.V.P.        Inc.                          Sr. V.P.

Feingold, Andrea S. V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Feloney, Joseph L.  V.P.         Colonial Investment Services,
                                   Inc.                          A.V.P.

Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.
 Fred J.

Gauger, Richard     V.P.

Gerokoulis,         V.P.         Colonial Investment Services,
 Stephen A.                        Inc.                          Sr. V.P.

Gibson, Stephen E.  Dir.;        The Colonial Group, Inc.        Exec. V.P.
                    Exec. V.P.

Harasimowicz,       V.P.         Colonial Investment Services,
 Stephen                           Inc.                          V.P.

Harris, David       V.P.         Stein Roe Global Capital Mngmt  Principal

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Hill, William       V.P.

Jacoby, Timothy J.  Sr. V.P.     Colonial Trusts I through VII   Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO

Johnson, Gordon     V.P.

Kimball, Erik       V.P.

Koonce, Michael H.  V.P.;        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.;          Municipal Trust               Asst. Sec.
                    Asst.        Colonial InterMarket Income
                    Clerk &        Trust I                       Asst. Sec.
                    Counsel      Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Investors Service
                                   Center, Inc.                  Asst. Clerk
                                 The Colonial Group, Inc.        Asst. Clerk
                                 Colonial Advisory Services,
                                   Inc.                          Asst. Clerk

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Loring, William C.  V.P.

Lydecker, Peter L.  V.P.;        Colonial Trusts I through VII   Controller
                    Asst.        Colonial High Income
                    Treasurer      Municipal Trust               Controller
                                 Colonial InterMarket Income
                                   Trust I                       Controller
                                 Colonial Intermediate High
                                   Income Fund                   Controller
                                 Colonial Investment Grade
                                   Municipal Trust               Controller
                                 Colonial Municipal Income
                                   Trust                         Controller

MacKinnon,          Dir.;
  Donald S.         Sr.V.P.

McGregor,           Dir.;        Colonial Investment Services,   Pres.; CEO;
 Jeffrey L.         Sr.V.P.        Inc.                          Dir.

Newman, Maureen     V.P.

O'Neill, Charles A. Sr.V.P.;     Colonial Investment Services,
                    Dir.           Inc.                          Exec. V.P.

Peters, Helen F.    Dir.;        Colonial Advisory Services,     Dir. Pres.,
                    Sr.V.P.;       Inc.                          CEO
                    IPC Mbr.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Rao, Gita           V.P.

Reading, John       V.P.

Rega, Michael       V.P.

Rie, Daniel         Sr.V.P.;     Colonial Advisory Services,
                    IPC Mbr.;      Inc.                          Exec. V.P.
                    Dir.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                    Exec. Comm.    Municipal Trust               V.P.
                    Mbr.         Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 Colonial Investors Service      Dir; Pres.
                                   Center, Inc.
                                 The Colonial Group, Inc.        COO; Ex. V.P.
                                 Colonial Investment Services,
                                   Inc.                          Director

Seibel, Sandra L.   V.P.

Shore, Janet        V.P.

Spanos, Gregory     Sr. V.P.

Stern, Arthur O.    Exe.V.P.;    Colonial Advisory  Services,
                    Dir.;          Inc.                          Clerk, Dir.
                    Sec.;        Colonial High Income
                    Clrk. &        Municipal Trust               Secretary
                    Gnrl.        Colonial InterMarket Income
                    Counsel;       Trust I                       Secretary
                    IPC Mbr.     Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 Colonial Trusts I through VII   Secretary
                                 Colonial Investors Service
                                   Center, Inc.                  Clerk
                                 The Colonial Group, Inc.        Exec. V.P.;
                                                                 Clerk; General
                                                                 Counsel
                                 Colonial Investment Services,   Dir., Chrmn.
                                   Inc.                          Counsel; Clrk.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      V.P.

Waas, Robert S.     V.P.

Wallace, John       V.P.- Corp.  Colonial Advisory Services,
                    Finance and    Inc.                          Controller
                    Controller

Welsh, Stephen      Treasurer    The Colonial Group, Inc.        Controller, Chf
                                                                 Acctng. Officer
                                                                 Asst. Treasurer
                                 Colonial Investment Services,
                                   Inc.                          Treasurer
                                 Colonial Advisory Service,
                                   Inc.                          Treasurer
                                 Colonial Investors Service
                                   Center, Inc.                  Controller

Wiley, Peter        V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

Item 29   Principal Underwriter
-------   ---------------------

(a)   Colonial Investment Services, Inc. a subsidiary of Colonial
      Management Associates, Inc., Registrant's principal underwriter, also acts in the same capacity to Colonial Trust I, Colonial Trust II, Colonial
      Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII; and sponsor for Colony Growth Plans (public offering of which were discontinued June 14, 1971).

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

Name and Principal  Position and Offices  Positions and
Business Address*   with Principal        Offices with
                    Underwriter           Registrant
------------------  -------------------   --------------

Babbitt, Debra         V.P.                  None

Ballou, Rich           Regional V.P.         None

Balzano, Christine R.  V.P.                  None

Bartsokas, David       Regional V.P.         None

Cairns, David          Regional V.P.         None

Chrzanowski,           Regional V.P.         None
 Daniel

Clapp, Elizabeth A.    V.P.                  None

Crossfield, Andrew     Regional V.P.         None

Daniszewski,           V.P.                  None
 Joseph J.

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  None

Donovan, John          Regional V.P.         None

Eckelman, Bryan        Sr. V.P.              None

Emerson, Kim P.        Regional V.P.         None

Erickson, Cynthia G.   V.P.                  None

Evans, C. Frazier      Sr. V.P.              None

Feldman, David         Regional V.P.         None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Goldberg, Matthew      Regional V.P.         None

Harasimowicz,          V.P.                  None
 Stephen

Hodgkins, Joseph       Regional V.P.         None

Karagiannis,           Sr. V.P.              None
 Marilyn

Kavolius, Mark         Regional V.P.         None

Kelley, Terry M.       Regional V.P.         None

Kelson, David W.       Sr. V.P.              None

Lloyd, Judith H.       Sr. V.P.              None

McGregor, Jeffrey L.   Director, CEO,        None
                       President

Meriwether, Jan        V.P.

Moberly, Ann R.        Sr. V.P.              None

Murphy, Robert F.      Sr. V.P.              None

O'Neill, Charles A.    Exec. V.P.            None

Palmer, Laura          V.P.                  None

Reed, Christopher B.   Regional V.P.         None

Scoon, Davey           Director              V.P.

Scott, Michael W.      Sr. V.P.              None

Sorrells,              Sr. V.P.              None
 Elizabeth

Spanos, Gregory J.    Sr. V.P.               None

Stern, Arthur O.      Clerk and              Secretary
                      Counsel, Dir.,
                      Chairman

VanEtten, Keith H.    V.P.                   None

Villanova, Paul       Regional V.P.          None

Wallace, John         V.P.                   None

Welsh, Stephen        Treasurer              Asst. Treasurer

Wess, Valerie         Regional V.P.          None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.

Item 30.              Location of Accounts and Records

                      Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

                      Registrant
                         Rule 31a-1 (b) (4)
                         Rule 31a-2 (a) (1)

                      Colonial Management Associates, Inc.
                      One Financial Center, Boston, Massachusetts 02111
                         Rule 31a-1 (b) (1), (2), (3), (5), (6), (7), (8), (9),
                         (10), (11), (12) Rule 31a-1 (d), (f) Rule 31a-2 (a)
                         (1), (2), (c), (e)

                      Colonial Investment Services, Inc.
                      One Financial Center, Boston, Massachusetts 02111
                         Rule 31a-1 (d)
                         Rule 31a-2 (c)

                      Boston Safe Deposit and Trust Company
                      One Boston Place, Boston, Massachusetts 02108
                         Rule 31a-1 (b), (2), (3)
                         Rule 31a-2 (a) (2)

                      Colonial Investors Service Center, Inc.
                      P. O. Box 1722, Boston, Massachusetts 02105-1722
                         Rule 31a-1 (b) (2)
                         Rule 31a-1 (a) (2)


Item 31.              Management Services

                      See Item 5, Part A and Item 16, Part B

Item 32.              Undertakings

(a)                      Not Applicable

(b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

(c) The Registrant hereby undertakes to furnish free of charge to each person to whom a prospectus is delivered, a copy of the applicable series' annual report to shareholders containing the information required by Item 5A of Form N-1A.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust III is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 97 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 38 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 10th day of February, 1997.


                                                   COLONIAL TRUST III



                                                   By:HAROLD W. COGGER
                                                   --------------------
                                                      Harold W. Cogger
                                                      President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, LFC Utilities Trust has duly caused this Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A of Colonial Trust III, insofar as it relates to the Colonial Global Utilities Fund, a series of said Trust, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on this 10th day of February, 1997.

                                                   LFC UTILITIES TRUST



                                                   By: HAROLD W. COGGER
                                                   --------------------
                                                       Harold W. Cogger
                                                       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in their capacities as officers and Trustees of Colonial Trust III, and of LFC Utilities Trust, the master fund for Colonial Global Utilities Fund, and on the date indicated.


SIGNATURES                              TITLE                                   DATE
----------                              -----                                   ----
HAROLD W. COGGER                        President (chief                        February 10, 1997
--------------------                    executive officer)
Harold W. Cogger



TIMOTHY J. JACOBY                       Treasurer (principal                    February 10, 1997
--------------------                    financial officer)
Timothy J. Jacoby


PETER L. LYDECKER                       Controller (principal                   February 10, 1997
--------------------                    accounting officer)
Peter L. Lydecker




ROBERT J. BIRNBAUM*(1)
---------------------                   Trustee
Robert J. Birnbaum


TOM BLEASDALE*(1)
---------------------                   Trustee
Tom Bleasdale


LORA S. COLLINS*(1)
---------------------                   Trustee
Lora S. Collins


JAMES E. GRINNELL*(1)
---------------------                   Trustee
James E. Grinnell


WILLIAM D. IRELAND, JR. *(1)
-----------------------                 Trustee
William D. Ireland, Jr.


RICHARD W. LOWRY*(1)
---------------------                   Trustee
Richard W. Lowry


WILLIAM E. MAYER*(1)
---------------------                   Trustee
William E. Mayer


JAMES L. MOODY, JR. *(1)
---------------------                   Trustee                        *MICHAEL H. KOONCE
James L. Moody, Jr.                                                    ------------------
                                                                        Michael H. Koonce
                                                                        Attorney-in-fact
                                                                        February 10, 1997
JOHN J. NEUHAUSER*(1)
---------------------                   Trustee
John J. Neuhauser


GEORGE L. SHINN*(1)
---------------------                   Trustee
George L. Shinn


ROBERT L. SULLIVAN*(1)
---------------------                   Trustee
Robert L. Sullivan


SINCLAIR WEEKS, JR. *(1)
---------------------                   Trustee
Sinclair Weeks, Jr.

(1) A Trustee of each of Colonial Trust III and LFC Utilities Trust.

                                  EXHIBIT INDEX

Exhibit

1                  Amendment No. 3 to the Agreement and Declaration of Trust

2                  By-Laws

6(a)               Form of Distributor's Contract with Colonial Investment
                   Services

9(a)(i) Amendment No. 8 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Colonial Investors Service Center, Inc. (formerly Citadel Service Company, Inc.)

9(a)(ii) Amendment No. 14 to Apendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Colonial Investors Service Center, Inc. (formerly Citadel Service Company, Inc.)

9(b)(i) Amendment to Appendix I of Pricing and Bookkeeping Agreement (TCF, CFSF, CGEF, CSVF, CIHF, CIFfG and CSBF)

9(b)(ii) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. (CGUF)

9(d)               Form of proposed Agreement and Plan of Reorganization (TCF)

9(e)               Form of Agreement and Plan of Reorganization (TCF, CFSF and
                   CSVF)

9(f)               Form of Colonial Asset Builder Account Application (TCF,
                   CSVF)

9(g) Form of Administration Agreement with Colonial Management Associates, Inc. (CGUF)

10(a)              Opinion and Consent of Counsel (CSVF)

10(b)              Opinion and Consent of Counsel (CFSF)

10(c)              Opinion and Consent of Counsel (TCF)

11(a) Consent of Independent Accountants (CIFfG, TCF, CFSF, CGEF, CSBF, CIHF, CGUF and CSVF)

11(b)              Consent of Independent Auditors (Hub of CGUF)

17(a)              Financial Data Schedule (Class A)(CFSF)

17(b)              Financial Data Schedule (Class B)(CFSF)

17(c)              Financial Data Schedule (Class A)(TCF)

17(d)              Financial Data Schedule (Class B)(TCF)

17(e)              Financial Data Schedule (Class Z)(TCF)

17(f)              Financial Data Schedule (Class A)(CGEF)

17(g)              Financial Data Schedule (Class B)(CGEF)

17(h)              Financial Data Schedule (Class A)(CIHF)

17(i)              Financial Data Schedule (Class B)(CIHF)

17(j)              Financial Data Schedule (Class A)(CSBF)

17(k)              Financial Data Schedule (Class B)(CSBF)

17(l)              Financial Data Schedule (Class D)(CSBF)

17(m)              Financial Data Schedule (Class A)(CIFfG)

17(n)              Financial Data Schedule (Class B)(CIFfG)

17(o)              Financial Data Schedule (Class D)(CIFfG)

17(p)              Financial Data Schedule(Class A)(CSVF)

17(q)              Financial Data Schedule(Class B)(CSVF)

17(r)              Financial Data Schedule (Class A)(CGUF)

17(s)              Financial Data Schedule (Class B)(CGUF)

17(t)              Financial Data Schedule (Class D)(CGUF)

17(u)              Financial Data Schedule (Hub of CGUF)

18(a) Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, Lora S. Collins, James E. Grinnell, William D. Ireland, Jr., Richard W. Lowry, William E. Mayer, James L. Moody, Jr., John
                   J. Neuhauser, George L. Shinn, Robert L. Sullivan and Sinclair Weeks, Jr.

18(b)              Plan pursuant to Rule 18f-3(d) under the Investment Company
                   Act of 1940